SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-92661)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 90	[X]
and
REGISTRATION STATEMENT (No. 811-04085)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 90	[X]

Fidelity Income Fund
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (September 29, 2012) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Fidelity Income Replacement 2016 FundSM
Class/Ticker
Fidelity Income Replacement 2016 Fund/FIRJX
Fidelity Income Replacement 2018 FundSM
Class/Ticker
Fidelity Income Replacement 2018 Fund/FIRKX
Fidelity Income Replacement 2020 FundSM
Class/Ticker
Fidelity Income Replacement 2020 Fund/FIRLX
Fidelity Income Replacement 2022 FundSM
Class/Ticker
Fidelity Income Replacement 2022 Fund/FIRMX
Fidelity Income Replacement 2024 FundSM
Class/Ticker
Fidelity Income Replacement 2024 Fund/FIRNX
Fidelity Income Replacement 2026 FundSM
Class/Ticker
Fidelity Income Replacement 2026 Fund/FIROX
Fidelity Income Replacement 2028 FundSM
Class/Ticker
Fidelity Income Replacement 2028 Fund/FIRPX
Fidelity Income Replacement 2030 FundSM
Class/Ticker
Fidelity Income Replacement 2030 Fund/FIRQX
Fidelity Income Replacement 2032 FundSM
Class/Ticker
Fidelity Income Replacement 2032 Fund/FIRRX
Fidelity Income Replacement 2034 FundSM
Class/Ticker
Fidelity Income Replacement 2034 Fund/FIRSX
Fidelity Income Replacement 2036 FundSM
Class/Ticker
Fidelity Income Replacement 2036 Fund/FIRUX
Fidelity Income Replacement 2038 FundSM
Class/Ticker
Fidelity Income Replacement 2038 Fund/FIRVX
Fidelity Income Replacement 2040 FundSM
Class/Ticker
Fidelity Income Replacement 2040 Fund/FIRWX
Fidelity Income Replacement 2042 FundSM
Class/Ticker
Fidelity Income Replacement 2042 Fund/FIXRX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

September 29, 2012

Contents

Fund Summary	(Click Here)	Fidelity Income Replacement 2016 FundSM
	(Click Here)	Fidelity Income Replacement 2018 FundSM
	(Click Here)	Fidelity Income Replacement 2020 FundSM
	(Click Here)	Fidelity Income Replacement 2022 FundSM
	(Click Here)	Fidelity Income Replacement 2024 FundSM
	(Click Here)	Fidelity Income Replacement 2026 FundSM
	(Click Here)	Fidelity Income Replacement 2028 FundSM
	(Click Here)	Fidelity Income Replacement 2030 FundSM
	(Click Here)	Fidelity Income Replacement 2032 FundSM
	(Click Here)	Fidelity Income Replacement 2034 FundSM
	(Click Here)	Fidelity Income Replacement 2036 FundSM
	(Click Here)	Fidelity Income Replacement 2038 FundSM
	(Click Here)	Fidelity Income Replacement 2040 FundSM
	(Click Here)	Fidelity Income Replacement 2042 FundSM
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2016 FundSM/Fidelity Income Replacement 2016 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.46%
Total annual operating expensesA	0.46%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-17.78%	18.50%	8.71%	2.15%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	3.34%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2016 Fund
Return Before Taxes	2.15%	2.45%
Return After Taxes on Distributions	1.39%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.44%	1.52%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2018 FundSM/Fidelity Income Replacement 2018 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.51%
Total annual operating expensesA	0.51%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-20.09%	20.65%	9.84%	1.46%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.10%	December 31, 2008
Year-to-Date Return	4.16%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2018 Fund
Return Before Taxes	1.46%	2.32%
Return After Taxes on Distributions	0.72%	1.33%
Return After Taxes on Distributions and Sale of Fund Shares	1.02%	1.42%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2020 FundSM/Fidelity Income Replacement 2020 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.55%
Total annual operating expensesA	0.55%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 56
3 years	$ 176
5 years	$ 307
10 years	$ 689

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-21.90%	22.11%	10.65%	0.87%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	4.74%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2020 Fund
Return Before Taxes	0.87%	2.10%
Return After Taxes on Distributions	0.15%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	0.64%	1.29%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2022 FundSM/Fidelity Income Replacement 2022 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.57%
Total annual operating expensesA	0.57%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-23.02%	23.12%	11.26%	0.38%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	5.16%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2022 Fund
Return Before Taxes	0.38%	2.00%
Return After Taxes on Distributions	-0.30%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares	0.34%	1.19%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2024 FundSM/Fidelity Income Replacement 2024 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.59%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-24.02%	23.86%	11.62%	0.00%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.56%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	5.46%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2024 Fund
Return Before Taxes	0.00%	1.88%
Return After Taxes on Distributions	-0.67%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	0.11%	1.10%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2026 FundSM/Fidelity Income Replacement 2026 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.60%
Total annual operating expensesA	0.60%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-24.78%	24.38%	11.95%	-0.34%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.93%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	5.64%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2026 Fund
Return Before Taxes	-0.34%	1.70%
Return After Taxes on Distributions	-0.99%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	0.97%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2028 FundSM/Fidelity Income Replacement 2028 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.61%
Total annual operating expensesA	0.61%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-25.43%	24.88%	12.14%	-0.57%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	5.78%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2028 Fund
Return Before Taxes	-0.57%	1.59%
Return After Taxes on Distributions	-1.22%	0.75%
Return After Taxes on Distributions and Sale of Fund Shares	-0.25%	0.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2030 FundSM/Fidelity Income Replacement 2030 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.62%
Total annual operating expensesA	0.62%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-26.06%	25.41%	12.37%	-0.79%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.37%	December 31, 2008
Year-to-Date Return	5.92%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2030 Fund
Return Before Taxes	-0.79%	1.50%
Return After Taxes on Distributions	-1.43%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	0.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2032 FundSM/Fidelity Income Replacement 2032 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses
Tax expenseA	0.12%
Remainder of other expenses	0.00%
Total other expenses	0.12%
Acquired fund fees and expenses	0.63%
Total annual operating expensesB	0.75%
Fee waiver and/or expense reimbursementA	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.63%

A Represents excise tax liability on undistributed long-term capital gain, which Strategic Advisers or its affiliates has contractually agreed to reimburse. The obligation to reimburse this amount may not be terminated and will remain in effect until the fund is reimbursed for the full amount.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.

Prospectus

  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-26.78%	25.90%	12.52%	-0.98%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.79%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2032 Fund
Return Before Taxes	-0.98%	1.37%
Return After Taxes on Distributions	-1.62%	0.48%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	0.71%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

Prospectus

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2034 FundSM/Fidelity Income Replacement 2034 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual operating expensesA	0.64%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 65
3 years	$ 205
5 years	$ 357
10 years	$ 798

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-27.66%	26.40%	12.71%	-1.23%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.25%	June 30, 2009
Lowest Quarter Return	-15.15%	December 31, 2008
Year-to-Date Return	6.13%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2034 Fund
Return Before Taxes	-1.23%	1.18%
Return After Taxes on Distributions	-1.86%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	-0.67%	0.61%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Summary - continued

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2036 FundSM/Fidelity Income Replacement 2036 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.65%
Total annual operating expensesA	0.65%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 66
3 years	$ 208
5 years	$ 362
10 years	$ 810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-28.44%	27.04%	12.92%	-1.45%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	6.23%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2036 Fund
Return Before Taxes	-1.45%	1.07%
Return After Taxes on Distributions	-2.06%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	-0.81%	0.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Summary - continued

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2038 FundSM/Fidelity Income Replacement 2038 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.66%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-29.46%	27.85%	13.23%	-1.70%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2009
Lowest Quarter Return	-16.16%	December 31, 2008
Year-to-Date Return	6.38%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2038 Fund
Return Before Taxes	-1.70%	0.10%
Return After Taxes on Distributions	-2.33%	-0.65%
Return After Taxes on Distributions and Sale of Fund Shares	-0.97%	-0.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Summary - continued

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2040 FundSM/Fidelity Income Replacement 2040 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.67%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-29.79%	28.44%	13.67%	-1.93%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.44%	December 31, 2008
Year-to-Date Return	6.58%	June 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2040 Fund
Return Before Taxes	-1.93%	0.13%
Return After Taxes on Distributions	-2.55%	-0.61%
Return After Taxes on Distributions and Sale of Fund Shares	-1.11%	-0.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

Prospectus

Fund Summary - continued

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2042 FundSM/Fidelity Income Replacement 2042 Fund

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.68%
Total annual operating expensesA	0.68%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-30.02%	28.91%	13.75%	-2.10%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.60%	December 31, 2008
Year-to-Date Return	6.72%	June 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Fidelity Income Replacement 2042 Fund
Return Before Taxes	-2.10%	0.11%
Return After Taxes on Distributions	-2.72%	-0.62%
Return After Taxes on Distributions and Sale of Fund Shares	-1.22%	-0.28%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

Prospectus

The price to sell one share of the fund is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

A fund's investment objective is intended to support the Smart Payment Program's payment strategy.

Principal Investment Strategies

Strategic Advisers invests each Fidelity Income Replacement Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield bond funds, and short-term funds (underlying Fidelity funds). The Fidelity Income Replacement FundsSM differ in their asset allocations among these fund types. The asset allocation strategy for each Fidelity Income Replacement FundSM is designed to achieve a level of total return consistent with a payment strategy designed to be administered through a fund's horizon date.

Strategic Advisers allocates each Fidelity Income Replacement Fund's assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon. Each Fidelity Income Replacement Fund's name refers to the year of its horizon date. The longer the period remaining to a fund's horizon date, the more aggressive the fund's asset allocation.

It is expected that each Fidelity Income Replacement FundSM will be liquidated (that is, will distribute its remaining assets to shareholders) shortly after its horizon date.

In selecting an appropriate Fidelity Income Replacement Fund, investors who elect to participate in the Smart Payment Program should consider, among other things, the period of time over which they seek to receive monthly payments.

The following table lists the underlying Fidelity funds in which each Fidelity Income Replacement Fund currently may invest and each Fidelity Income Replacement Fund's approximate asset allocation to each underlying Fidelity fund as of July 31, 2012. Strategic Advisers may change these percentages over time.

Fund Categories	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2020 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2024 Fund	Fidelity Income Replacement 2026 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2032 Fund	Fidelity Income Replacement 2034 Fund	Fidelity Income Replacement 2036 Fund	Fidelity Income Replacement 2038 Fund	Fidelity Income Replacement 2040 Fund	Fidelity Income Replacement 2042 Fund
EQUITY FUNDS Domestic Equity Funds
Fidelity Advisor® Mid Cap II Fund	2.4%	3.5%	4.4%	5.1%	5.6%	5.9%	6.1%	6.3%	6.4%	6.5%	6.6%	6.7%	6.9%	7.1%
Fidelity® Blue Chip Growth Fund	2.2%	3.3%	4.1%	4.8%	5.2%	5.5%	5.6%	5.8%	5.9%	6.0%	6.1%	6.2%	6.4%	6.6%
Fidelity Disciplined Equity Fund	2.6%	3.9%	4.9%	5.6%	6.1%	6.5%	6.7%	6.9%	7.0%	7.1%	7.3%	7.4%	7.6%	7.8%
Fidelity Equity-Income Fund	3.5%	5.2%	6.5%	7.5%	8.1%	8.6%	8.9%	9.2%	9.4%	9.5%	9.7%	9.9%	10.1%	10.3%
Fidelity Series 100 Index Fund	2.2%	3.3%	4.2%	4.8%	5.3%	5.6%	5.8%	5.9%	6.0%	6.2%	6.3%	6.4%	6.5%	6.7%
Fidelity Series Broad Market Opportunities Fund	4.0%	5.8%	7.4%	8.5%	9.2%	9.7%	10.1%	10.3%	10.6%	10.7%	10.9%	11.1%	11.4%	11.7%
Fidelity Series Small Cap Opportunities Fund	0.3%	0.5%	0.6%	0.7%	0.8%	0.8%	0.9%	0.9%	0.9%	0.9%	0.9%	1.0%	1.0%	1.0%
International Equity Fund
Fidelity International Discovery Fund	0.0%	2.3%	3.3%	4.2%	5.2%	6.0%	6.8%	7.5%	8.4%	9.2%	10.0%	10.9%	12.0%	12.8%
BOND FUNDS Investment-Grade Bond Funds
Fidelity Government Income Fund	6.8%	8.2%	7.4%	6.9%	6.5%	6.1%	5.9%	5.7%	5.5%	5.4%	5.3%	5.1%	5.1%	5.1%
Fidelity Strategic Real Return Fund	6.8%	8.5%	7.7%	7.2%	6.7%	6.4%	6.1%	6.0%	5.7%	5.6%	5.5%	5.4%	5.3%	5.2%
Fidelity Total Bond Fund	20.4%	24.8%	22.6%	20.9%	19.7%	18.7%	17.9%	17.4%	16.7%	16.3%	16.0%	15.7%	15.4%	15.3%
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0%	0.0%	1.1%	1.6%	1.9%	2.1%	2.3%	2.4%	2.5%	2.7%	2.8%	2.9%	3.1%	3.3%
Fidelity Strategic Income Fund	0.0%	0.0%	1.1%	1.5%	1.8%	2.1%	2.2%	2.4%	2.5%	2.6%	2.7%	2.9%	3.1%	3.2%
SHORT-TERM FUNDS
Fidelity Institutional Money Market: Money Market Portfolio	28.1%	15.3%	12.3%	10.3%	8.9%	8.0%	7.3%	6.6%	6.2%	5.6%	4.9%	4.2%	3.0%	1.9%
Fidelity Short-Term Bond Fund	20.7%	15.4%	12.4%	10.4%	9.0%	8.0%	7.4%	6.7%	6.3%	5.7%	5.0%	4.2%	3.1%	2.0%

Strategic Advisers intends to manage each Fidelity Income Replacement Fund according to its asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, Strategic Advisers may invest a Fidelity Income Replacement Fund's assets directly in securities for a period of time.

Prospectus

The following chart illustrates each Fidelity Income Replacement Fund's approximate current asset allocation among underlying equity funds, bond funds, and short-term funds. The chart also illustrates how these allocations may shift over time. The Fidelity Income Replacement Funds' target asset allocations may differ from this illustration.

Description of Underlying Fidelity Funds

For any underlying Fidelity fund that offers only Advisor classes of shares, each Fidelity Income Replacement Fund will purchase Institutional Class shares.

Although the underlying Fidelity funds are categorized generally as equity, bond, and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following is a brief description of the underlying Fidelity funds. More detailed information about each underlying Fidelity fund is available in each fund's prospectus.

Domestic Equity Funds

Fidelity Advisor® Mid Cap II Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

Fidelity Disciplined Equity Fund seeks capital growth. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities.


Fidelity Series 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies. Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100® Index.

Fidelity Series Broad Market Opportunities Fund seeks capital appreciation. FMR normally allocates the fund's assets among Fidelity equity sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.

Fidelity Series Small Cap Opportunities Fund seeks capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Prospectus

Fund Basics - continued

International Equity Fund

Fidelity International Discovery Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

Investment-Grade Bond Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and real estate investment trusts (REITs) and other real estate related investments.

Fidelity Total Bond Fund seeks a high level of current income. FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities.

High Yield Bond Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation. FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

Short-Term Funds

Fidelity Institutional Money Market: Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. FMR invests the fund's assets in the highest quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.

Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital. FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Principal Investment Risks

The Fidelity Income Replacement FundsSM are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Fidelity Income Replacement Funds are not designed for the accumulation of assets prior to retirement and do not provide a complete solution for a shareholder's retirement income needs. If you participate in the Smart Payment Program, your entire investment in a Fidelity Income Replacement Fund will be gradually liquidated over time.

Many factors affect each Fidelity Income Replacement Fund's performance. Each Fidelity Income Replacement Fund's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Fidelity Income Replacement Fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, a Fidelity Income Replacement Fund may not achieve its objective. If a Fidelity Income Replacement Fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a Fidelity Income Replacement Fund's performance:

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked notes may be leveraged. For example, the price of a three-times leveraged note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Fidelity Income Replacement Fund's performance and the fund may not achieve its investment objective.

It is expected that each Fidelity Income Replacement Fund will be liquidated shortly after its horizon date. However, a Fidelity Income Replacement Fund may be liquidated prior to its horizon date. If this happens, shareholders who are participating in the Smart Payment Program will stop receiving monthly payments and the Fidelity Income Replacement Fund will distribute its remaining assets to shareholders.

Prospectus

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

Valuing Shares

Each fund is open for business each day the NYSE is open.

Each fund's NAV is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV. Fidelity calculates net asset value separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying Fidelity funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity funds' prospectuses and statements of additional information (SAIs). Each fund's NAV is calculated using the values of the underlying Fidelity funds in which it invests.

To the extent that underlying Fidelity fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity fund assets may not occur on days when a fund is open for business.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

You may buy or sell shares of a fund through a Fidelity brokerage account. If you buy or sell shares of a fund (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

Each Fidelity Income Replacement Fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, you may invest in a Fidelity Income Replacement Fund without participating in the Smart Payment Program, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the Smart Payment Program. Not all intermediaries offer the Smart Payment Program to their customers, and an investment in a Fidelity Income Replacement Fund may not be appropriate for shareholders who do not participate in the Smart Payment Program.

You may also buy or sell shares of the funds through a retirement account (such as an IRA or an account funded through salary deductions) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares of a fund through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of a fund through a non-Fidelity broker or other investment professional.

Shareholders who hold a Fidelity Income Replacement Fund within a retirement account and who elect to participate in the Smart Payment Program should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59 1/2 or plan to use the Smart Payment Program, in whole or in part, to meet their annual minimum required distribution. In addition, use of the Smart Payment Program may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Prospectus

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your investment is received in proper form.

If you buy shares through an investment professional, it is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Prospectus

Shareholder Information - continued

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you elect to participate in the Smart Payment Program and you buy additional shares of a fund, note the following:

  Buying additional shares of a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the Smart Payment Program should refer to "Features and Policies" below for information about the automatic sale of their fund shares through the Smart Payment Program.

The price to sell one share of each fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

If you sell shares through an investment professional, it is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

If you elect to participate in the Smart Payment Program and you sell shares of a fund, note the following:

  Selling shares of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums and in the five years preceding a Fidelity Income Replacement Fund's horizon date, when the minimum balance will be waived.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Prospectus

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  The fund you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

If you elect to participate in the Smart Payment Program and you exchange shares of a fund, note the following:

  Exchanging out of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.
  Exchanging into a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The Fidelity Income Replacement Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time.

Each Fidelity Income Replacement Fund's investment objective is intended to support a payment strategy designed to be administered through its horizon date.

The payment strategy for each Fidelity Income Replacement Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. However, shareholders may invest in a Fidelity Income Replacement Fund and not participate in the Smart Payment Program.

Smart Payment Program. The Smart Payment Program is an optional account feature designed to enable shareholders to receive from a Fidelity Income Replacement Fund monthly payments that have the potential to keep pace with inflation.

A shareholder's participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in a Fidelity Income Replacement Fund by its horizon date.

Participation in the Smart Payment Program is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the Smart Payment Program will not have their shares redeemed automatically as described below, but will receive monthly dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the Smart Payment Program should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

The information that follows is a summary of how the Smart Payment Program works. For a complete description of the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Smart Payment Program To receive monthly payments from your account in a Fidelity Income Replacement Fund
Minimum Initial
Not applicable
Minimum Additional
Not applicable
Frequency
Monthly
Procedures

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in a new account, complete the appropriate section on the application.

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.

• To suspend your participation in the Fidelity Smart Payment Program for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Prospectus

Shareholder Information - continued

Based on its quantitative analysis of historical market returns and certain other factors, Strategic Advisers has determined a schedule of annual target payment rates that is designed, but not guaranteed, to enable aggregate monthly payments from a Fidelity Income Replacement Fund to keep pace with inflation over its time horizon. Strategic Advisers has designed the Smart Payment Program to operate in conjunction with each fund's asset allocation strategy to produce a stream of payments that keeps pace with inflation over the fund's time horizon. Although the annual target payment rates are designed to enable aggregate monthly payments to keep pace with inflation over each fund's time horizon, monthly payments may be greater than or less than the rate of inflation in any given year. A Fidelity Income Replacement Fund's annual target payment rate will increase as a fund approaches its horizon date. The following table sets forth Strategic Advisers' current schedule of annual target payment rates:

Years to Horizon Date*	Annual Target Payment Rate (%)
35	4.75
34	4.81
33	4.87
32	4.94
31	5.01
30	5.09
29	5.18
28	5.27
27	5.38
26	5.50
25	5.63
24	5.77
23	5.93
22	6.10
21	6.30
20	6.51
19	6.75
18	7.01
17	7.31
16	7.65
15	8.03
14	8.47
13	8.98
12	9.58
11	10.29
10	11.15
9	12.20
8	13.52
7	15.23
6	17.53
5	20.74
4	25.59
3	33.79
2	50.35
1	100.00

* As of January 1 of the current calendar year.

Annual target payment rates may differ from those shown above.

The following series of hypothetical examples is designed to illustrate how Fidelity will calculate the dollar amount of a shareholder's monthly payment for a given calendar year. The hypothetical examples assume that a shareholder participates in the Smart Payment Program for the entire calendar year.

First, Fidelity will determine an annual target payment amount for each class of a Fidelity Income Replacement Fund by multiplying the applicable annual target payment rate by the class's NAV at the end of the previous calendar year (actual numbers will vary):

Prospectus

ANNUAL TARGET PAYMENT RATE		CLASS'S YEAR-END NAV		CLASS'S ANNUAL TARGET PAYMENT
6%	x	$ 50 PER SHARE	=	$ 3 PER SHARE

Second, Fidelity will determine a monthly target payment amount for each class of a Fidelity Income Replacement Fund by dividing the class's annual target payment amount by 12 (actual numbers will vary):

CLASS'S ANNUAL TARGET PAYMENT AMOUNT				CLASS'S MONTHLY TARGET PAYMENT AMOUNT
$ 3 PER SHARE	÷	12	=	$ 0.25 PER SHARE

Third, Fidelity will determine the dollar amount of a shareholder's monthly payment by multiplying the number of shares of the class the shareholder owns by the class's monthly target payment amount (actual numbers will vary):

NUMBER OF CLASS SHARES HELD		CLASS'S MONTHLY TARGET PAYMENT AMOUNT		MONTHLY PAYMENT
5,000	x	$ 0.25 PER SHARE	=	$ 1,250

The dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except that in the year of a Fidelity Income Replacement Fund's horizon date the final monthly payment may vary in connection with the liquidation of the fund. Actual monthly payments may vary slightly due to rounding. Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments.

Each month that a shareholder participates in the Smart Payment Program, the amount of a Fidelity Income Replacement Fund's declared dividends for that month will be compared to the dollar amount of the shareholder's monthly payment for that month. This comparison determines the composition of the shareholder's monthly payment - that is, whether a portion of the monthly payment will come from the automatic sale of shares, or, whether the entire monthly payment will come from dividends.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are less than the dollar amount of a shareholder's monthly payment for that month, then a portion of the monthly payment will come from the automatic sale of the appropriate number of shares needed to pay the monthly payment. Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of their shares for this purpose. To the extent that shares are automatically sold over the course of a calendar year, the monthly target payment amount will be adjusted upward so that the dollar amount of the shareholder's monthly payments for that calendar year will remain the same. The following hypothetical example illustrates this scenario (actual numbers will vary):

		MONTH 1	MONTH 2
	NUMBER OF CLASS SHARES HELD	5,000	4,990
x	CLASS'S MONTHLY TARGET PAYMENT AMOUNT	$ 0.25 PER SHARE	$ 0.2505 PER SHARE
=	MONTHLY PAYMENT	$ 1,250	$ 1,250
	AMOUNT OF DIVIDENDS	$ 750
	DIFFERENCE	-$ 500
	PROCEEDS FROM AUTOMATIC SALE OF CLASS SHARES	$ 500
÷	CLASS'S NAV	$ 50
=	NUMBER OF CLASS SHARES AUTOMATICALLY SOLD	10

It is expected that the redemption of a Fidelity Income Replacement Fund's shares generally will be required to pay shareholders' monthly payments.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are equal to or greater than the dollar amount of a shareholder's monthly payment for that month, then the entire monthly payment will come from dividends. Any dividends in excess of the monthly payment will be automatically reinvested in additional shares of the same class of the Fidelity Income Replacement Fund. Shareholders who elect to participate in the Smart Payment Program authorize the automatic reinvestment (purchase) of their shares for this purpose.

You should note the following regarding the automatic sale of shares through the Smart Payment Program:

  Shares will be automatically sold at the NAV next calculated after it is determined that the redemption of shares will be required to pay a shareholder's monthly payment for a given month.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed monthly payment checks.
  If you elect to receive monthly payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Smart Payment Program will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your monthly payments will be paid in cash.

A Fidelity Income Replacement Fund's capital gain distributions are not counted toward the monthly payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Smart Payment Program.

Prospectus

Shareholder Information - continued

The dollar amount of the monthly payments that a shareholder receives through investment in a Fidelity Income Replacement Fund and participation in the Smart Payment Program will depend on, among other factors, the annual target payment rate and the investment performance of and amount invested in a Fidelity Income Replacement Fund. Therefore, the dollar amount of a shareholder's monthly payments through the Smart Payment Program generally will fluctuate from one year to the next.

The monthly target payment amount may change slightly over the course of a calendar year (as the hypothetical example above illustrates). However, the dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except in the year of a Fidelity Income Replacement Fund's horizon date, when the final monthly payment may vary in connection with the liquidation of the fund.

Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments because the dollar amount of a shareholder's monthly payments is based on both the monthly target payment amount and the number of shares held.

The following features may also be available to buy shares of a fund or to move money to and from your account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information. A shareholder who elects to participate in the Smart Payment Program may not want to set up an automatic investment, withdrawal, or exchange program because such programs may interfere with the Smart Payment Program.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-800-544-8544.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance. Each Fidelity Income Replacement Fund will waive the minimum balance in the five years preceding its horizon date.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Fidelity Income Replacement Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fidelity Income Replacement Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Fidelity Income Replacement Fund normally pays dividends monthly and pays capital gain distributions in September and December.

Shareholders who elect to participate in the Smart Payment Program should refer to "Features and Policies" above for information about how their distributions are handled through the Smart Payment Program.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Smart Payment Program (including shareholders who suspend their participation in the Smart Payment Program for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including automatic sales of shares through the Smart Payment Program and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss additional tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Fidelity Income Replacement Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of December 31, 2011, Strategic Advisers had approximately $261.7 billion in discretionary assets under management.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Fidelity Income Replacement Fund.

Strategic Advisers is responsible for handling the business affairs for each Fidelity Income Replacement Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's (except Fidelity Series 100 Index Fund's) investments and handling each fund's business affairs.

Geode, at One Post Office Square, 28th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for Fidelity Series 100 Index Fund (underlying Fidelity Stock Index Fund). Geode chooses the underlying Fidelity Stock Index Fund's investments and places orders to buy and sell the underlying Fidelity Stock Index Fund's investments.

As of February 29, 2012, Geode had approximately $114.4 billion in discretionary assets under management.

Andrew Dierdorf is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Dierdorf and Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each Fidelity Income Replacement Fund does not pay a management fee to Strategic Advisers.

Strategic Advisers receives no fee for handling the business affairs for each Fidelity Income Replacement Fund and pays the expenses of each Fidelity Income Replacement Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each Fidelity Income Replacement Fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2012.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), may receive from Strategic Advisers, FMR, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of shares of the fund. These payments are described in more detail in this section and in the SAI.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and other administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

Please speak with your investment professional to learn more about any payments his or her firm may receive from Strategic Advisers or FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

Prospectus

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the period of operations. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of the annual report is available upon request.

Fidelity Income Replacement 2016 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.859	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	.838	3.055	3.539	(3.692)	(2.217)
Total from investment operations	1.697	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B,C	3.48%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,124	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Income Replacement 2018 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.898	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	.908	3.657	3.761	(4.138)	(2.469)
Total from investment operations	1.806	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B,C	3.71%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2020 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	.874	4.138	3.919	(4.464)	(2.677)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Income Replacement 2022 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.901	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	.849	4.438	3.978	(4.752)	(2.836)
Total from investment operations	1.750	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	3.62%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,892	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2024 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.942	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	.775	4.668	4.020	(5.011)	(2.868)
Total from investment operations	1.717	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	3.55%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Income Replacement 2026 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.913	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	.711	4.844	4.091	(5.190)	(3.079)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,309	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2028 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.914	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	.680	4.965	4.115	(5.330)	(3.072)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,405	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Income Replacement 2030 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.935	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	.608	5.062	4.178	(5.429)	(3.209)
Total from investment operations	1.543	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,558	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2032 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.836	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	.618	5.095	4.147	(5.557)	(3.310)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00% F	.00%F	.00%F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,991	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Income Replacement 2034 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.903	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	.505	5.227	4.183	(5.729)	(3.425)
Total from investment operations	1.408	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	2.97%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,123	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2036 Fund

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.880	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	.445 G	5.291	4.183	(6.126)	(3.445)
Total from investment operations	1.325	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,363	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Income Replacement 2038 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.969	.849	.965	.502
Net realized and unrealized gain (loss)	.377	5.332	4.187	(6.112)	(4.795)
Total from investment operations	1.234	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	2.68%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,811	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Income Replacement 2040 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.885	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	.317	5.602	4.297	(6.231)	(4.810)
Total from investment operations	1.202	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.60%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,462	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Income Replacement 2042 Fund

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.897	.880	.857	.900	.496
Net realized and unrealized gain (loss)	.284	5.719	4.279	(6.114)	(4.840)
Total from investment operations	1.181	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.56%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,139	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Additional Information about the Indexes

Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) - agency fixed-rate and hybrid ARM pass-throughs - asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Smart Payment Program, FAST, Fidelity, Fidelity Advisor, and Directed Dividends are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Income Replacement Fund, and Fidelity Income Replacement Funds are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.848172.106 RW-PRO-0912

Fidelity Income Replacement 2016 FundSM (FIRJX), Fidelity Income Replacement 2018 FundSM (FIRKX),
Fidelity Income Replacement 2020 FundSM (FIRLX), Fidelity Income Replacement 2022 FundSM (FIRMX),
Fidelity Income Replacement 2024 FundSM (FIRNX), Fidelity Income Replacement 2026 FundSM (FIROX),
Fidelity Income Replacement 2028 FundSM (FIRPX), Fidelity Income Replacement 2030 FundSM (FIRQX),
Fidelity Income Replacement 2032 FundSM (FIRRX), Fidelity Income Replacement 2034 FundSM (FIRSX),
Fidelity Income Replacement 2036 FundSM (FIRUX), Fidelity Income Replacement 2038 FundSM (FIRVX),
Fidelity Income Replacement 2040 FundSM (FIRWX), and Fidelity Income Replacement 2042 FundSM (FIXRX)

Fidelity Income Replacement 2016 Fund is a Class of shares of Fidelity Income Replacement 2016 Fund; Fidelity Income Replacement 2018 Fund is a Class of shares of Fidelity Income Replacement 2018 Fund; Fidelity Income Replacement 2020 Fund is a Class of shares of Fidelity Income Replacement 2020 Fund; Fidelity Income Replacement 2022 Fund is a Class of shares of Fidelity Income Replacement 2022 Fund; Fidelity Income Replacement 2024 Fund is a Class of shares of Fidelity Income Replacement 2024 Fund; Fidelity Income Replacement 2026 Fund is a Class of shares of Fidelity Income Replacement 2026 Fund; Fidelity Income Replacement 2028 Fund is a Class of shares of Fidelity Income Replacement 2028 Fund; Fidelity Income Replacement 2030 Fund is a Class of shares of Fidelity Income Replacement 2030 Fund; Fidelity Income Replacement 2032 Fund is a Class of shares of Fidelity Income Replacement 2032 Fund; Fidelity Income Replacement 2034 Fund is a Class of shares of Fidelity Income Replacement 2034 Fund; Fidelity Income Replacement 2036 Fund is a Class of shares of Fidelity Income Replacement 2036 Fund; Fidelity Income Replacement 2038 Fund is a Class of shares of Fidelity Income Replacement 2038 Fund; Fidelity Income Replacement 2040 Fund is a Class of shares of Fidelity Income Replacement 2040 Fund; and Fidelity Income Replacement 2042 Fund is a Class of shares of Fidelity Income Replacement 2042 Fund

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2012

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated September 29, 2012, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

RW-PTB-0912
1.848173.106

TABLE OF CONTENTS

	PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Adviser	(Click Here)
Management Contracts	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds.

Investment Practices of the Fidelity Income Replacement FundsSM

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Income Replacement FundSM will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indices (for funds that seek commodities exposure), and some are based on indices of securities prices (including foreign indices for funds that seek foreign exposure). Futures on indices and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indices of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or over-the-counter (OTC). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

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A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to each fund's operation. Accordingly, neither the fund nor its advisor is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Large Shareholders. A fund may experience large redemptions or investments due to transactions in fund shares by large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when investors own a substantial portion of a fund's shares, a large redemption could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each Fidelity Income Replacement FundSM reserves the right to invest without limitation in Money Market Portfolio for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, techniques an underlying Fidelity fund's adviser (or a sub-adviser) may employ in pursuit of the underlying Fidelity fund's investment objective, and a summary of related risks. An underlying Fidelity fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the underlying Fidelity fund achieve its goal. However, an underlying Fidelity fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the underlying Fidelity fund.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of a Fidelity fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, FMR may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Country or Geographic Region. Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated NAV. ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in OTC markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indices (for funds that seek commodities exposure), and some are based on indices of securities prices (including foreign indices for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indices and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as an FCM, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indices of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

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A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity® Capital & Income Fund, Fidelity® Strategic Income Fund, Fidelity Strategic Real Return Fund, and Fidelity Total Bond Fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity funds for which Geode serves as sub-adviser will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones-UBS Commodity Index Total ReturnSM, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies. In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.


SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession. Certain economies in emerging market countries have recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The U.S. is Canada's largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the U.S., Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

Economic growth has recently slowed down in certain sectors of the Canadian economy. The Canadian economy suffered from a recession due to the recent global economic crisis. The weaker economy has resulted in lower tax collections and in additional support being provided to Canadians through higher employment insurance benefits, which have resulted in an increased budget deficit. While the Canadian economy has shown signs of recovery from this recession, although such recovery, if sustained, may be gradual and growth forecasts remain modest due to ongoing fiscal withdrawal and the effects of the economic slowdown in the U.S. The strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export.

Europe. The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the U.S. and could pose political risk. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, and Spain. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies; including the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states that were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. Also, Russia may be opposed to the expansion of the EU to members of the former Soviet bloc and may, at times, take actions which negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Italy, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which are still yet unknown and are slowing the overall recovery of the European economies from the recent global economic crisis and could cause another recession. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country's implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a fund's European investments. Furthermore, the negative outlook on many European financial institutions may limit available credit and, in turn, economic growth.

Certain of the larger European economies have shown limited signs of recovery from the last recession and new signs of economic weakness further threaten a potential recovery. Significant risks to growth remain, including, high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. New members of the EU, which are generally less economically stable, may have been more impacted by the global economic crisis than other members. In response to the crisis, many countries in Europe instituted various measures to temporarily increase liquidity. In the wake of the crisis, countries will need to make different economic and political decisions in order to restore economies to sustainable growth and fiscal paths. Also, a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU. Greater regulation is expected in the near future, but the exact nature and effect of this regulation is still unknown.

Currency. Investing in euro-denominated (or other European currencies-denominated) securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, it is possible that the euro could be abandoned in the future by countries that have already adopted its use, the effects of such an abandonment on the applicable country and the rest of the EMU are uncertain but could be negative. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland is a member of the euro zone. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse global economic conditions. The economic recovery recently exhibited by certain Nordic countries may be limited or hindered by the overall weak global economic recovery.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition that does not recognize rights in private property. Credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital. The recent global economic crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the U.S. and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy fell into another recession as a result of the recent global economic crisis.

While Japan experienced an increase in exports relative to recent years, the rate of export growth has since slowed and the rapid appreciation in the value of the yen has negatively impacted Japan's exports. This economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan's financial markets have fluctuated dramatically. The government has injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Currently, Japanese banks are facing difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. High food, fuel and other commodities' prices as well as volatile capital inflows may pose challenges to countries in this region in the near future.

The recent global economic crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, although such recovery, if sustained, may be gradual.

The Republic of Korea (South Korea). Investors should be aware that investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea had begun to improve in the past few years, recent developments are troubling. As a result, these relations still remain tense and the possibility of military action between the two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. The Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. For example, the recent global financial crisis led to large capital outflows from South Korea, which caused the deterioration of the Korean currency, domestic asset markets, and credit conditions. The South Korean economy, beginning in 2009, has shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. The South Korean economy's long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on manufacturing exports to drive economic growth. Investing in South Korea also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

The recent global economic crisis caused a marked slowdown in economic growth in the region, leading the local governments, especially the Chinese government, to take unprecedented steps to shore up economic growth and prevent widespread unemployment. Although China has experienced economic growth, there may be signs of overheating in certain sectors of the Chinese markets, such as equities and real estate. Demand for Chinese exports by Western countries, including the U.S. and Europe, may weaken due to the effects of relative limited economic growth in Western countries. The Chinese government continues to maintain certain of these measures and may introduce more in the future, including measures intended to control growth.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

At times, China's economy has been subject to the risks of overheating, which leads to the government's attempt to slow down the pace of growth through administrative measures. The recent global economic crisis, however, changed this course for some time, as China's economic growth fell, together with its exports and foreign investments in the country, and China entered a recession. The Chinese economy then showed strong signs of recovery from this recession, but a recovery of China's trading partners may also be necessary to sustain China's continued growth and measures to control growth may be adopted again. In the short term, China's economy faces problems of inflation and local government debt, which swelled as a result of stimulus policies enacted during the recession. Over the long term, China's aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China's currency remains pegged to the U.S. dollar, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. The recent global economic crisis brought Hong Kong's economy into recession. Hong Kong's economy has shown signs of recovery from this recession as a result of the measures taken by the Chinese government to shore up economic growth. In addition, the Hong Kong government has also recently taken measures to encourage economic growth. The impact of these measures on Hong Kong's economy is unpredictable. There may be signs of overheating in certain sectors of the economy, such as equities and real estate.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland brings greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. As a result of the recent global economic crisis, the demand for exports decreased and Taiwan entered into a recession. Taiwan's economy has recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. Investing in Taiwan also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, changes in government regulation and government intervention, high rates of inflation or interest rates, and civil unrest and geopolitical conflicts, such as tensions with Pakistan. In addition, the Indian economy is heavily dependent on exports and is vulnerable to any weakening in global demand for these products and currency fluctuations. The Indian economy continued experiencing the effects of the global economic crisis.

Recently, however, the Indian economy has shown signs of recovery, although such recovery, if sustained, may be gradual. Restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may limit a fund's ability to invest in issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for or limiting the liquidity of such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Indonesia. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. These problems may limit the country's ability to contain the increasingly severe and negative impact of the recent global economic crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies. In addition, rising global commodity prices present risks to Indonesia's growth potential. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has a well-developed infrastructure and a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth continues to sustain high GDP growth. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and the continued political instability may cause additional risks for investments in Thailand. These problems likely compounded the economic difficulties that Thailand faced as the negative effects of the global economic crisis spread to the country. The Thai economy has recently shown signs of recovery, although such recovery, if sustained, may be gradual, and could be affected by political and social unrest.

Philippines. The Philippines' persistent large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progression privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions. The Philippines continues facing endemic corruption and political uncertainties, including threats from military coups and from different terrorist and separatist groups. These problems may limit the country's ability to contain the increasingly severe and negative impact of the current global economic crisis on its economy. Recently, however, the Philippines economy has shown signs of recovery, although such recovery, if sustained, may be gradual.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the U.S. and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The recent global economic crisis weakened the global demand for oil and other commodities and, as a result, Latin American countries are facing significant economic difficulties that have led certain countries into recession. If global economic conditions worsen, prices for Latin American commodities may experience increased volatility and demand may continue to decrease. Recently, certain of these countries have shown signs of recovery, although such recovery, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies face significant economic difficulties and some economies fell into recession as the recent global economic crisis tightened international credit supplies. While the region has recently shown signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual.

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Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

In the last few years, as significant income from oil and commodity exports has boosted Russia's economy, Russia's government has begun to make bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the recent global economic crisis caused the commodity prices, especially the price of oil, to be especially volatile, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global economic crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia has reached alarming debt levels and suffers from current tight credit markets. Although the country is still plagued by high debt levels, as the global demand for commodities has increased recently, the Russian economy has shown signs of recovery from the recession. Such recovery, if sustained, may be gradual. Russia's long-term challenges include a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. As the global economy recovers from the economic crisis, the Russian central bank may need to manage bank liquidity carefully to avoid undue pressures on Russia's banks and other financial institutions and the ruble.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. Recently, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. These changes, in the short term, have affected the status and speed of economic reforms in the region. Despite movements toward a democratic process, many Middle East and African nations have a history of dictatorship, military intervention, and corruption. In all regions, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets. Therefore, the long-term effects of the ongoing regime changes are largely unpredictable.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the U.S. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. As the recent global economic crisis weakened the global demand for oil, gas, and other commodities, some countries in the region faced significant economic difficulties and many countries have been forced to scale down their infrastructure development and the size of their public welfare systems, which could have long-term economic, social, and political implications.

Certain economies in Africa and the Middle East have recently shown signs of recovery from the recession, although such recovery, if sustained, may be gradual.

The largest economy in Africa is South Africa. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, has implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global economic crisis spread to the country. The South African economy has recently shown signs of recovery, although such recovery, if sustained, may be gradual, and political, social, and labor unrest could affect the South African economy.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity funds) are placed on behalf of a fund by Strategic Advisers (either itself or through its affiliates) pursuant to authority contained in the management contract.

Strategic Advisers may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

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The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute a fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for a fund or Strategic Advisers' or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended July 31, 2012 and 2011, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2012	2011
Fidelity Income Replacement 2016 FundSM	44%	31%
Fidelity Income Replacement 2018 FundSM	44%	39%
Fidelity Income Replacement 2020 FundSM	35%	48%
Fidelity Income Replacement 2022 FundSM	43%	29%
Fidelity Income Replacement 2024 FundSM	65%	26%
Fidelity Income Replacement 2026 FundSM	60%	25%
Fidelity Income Replacement 2028 FundSM	46%	17%
Fidelity Income Replacement 2030 FundSM	50%	24%
Fidelity Income Replacement 2032 FundSM	37%	45%
Fidelity Income Replacement 2034 FundSM	34%	39%
Fidelity Income Replacement 2036 FundSM	62%	19%
Fidelity Income Replacement 2038 FundSM	57%	19%
Fidelity Income Replacement 2040 FundSM	63%	75%
Fidelity Income Replacement 2042 FundSM	40%	15%

For the fiscal years ended July 31, 2012, 2011, and 2010, each fund paid no brokerage commissions.

During the fiscal year ended July 31, 2012, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended June 30, 2012, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Shares of underlying Fidelity funds held by each fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by each fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted bid price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

Except for automatic redemptions made through the Smart Payment Program®, a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Fidelity Income Replacement Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Income Replacement Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Each Fidelity Income Replacement Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

As of July 31, 2012, Fidelity Income Replacement 2016 FundSM had an aggregate capital loss carryforward of approximately $407,502. This loss carryforward, of which $11,321, $234,074, and $128,097 will expire on July 31, 2017, 2018, and 2019, respectively, and $34,010 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2018 FundSM had an aggregate capital loss carryforward of approximately $526,529. This loss carryforward, of which $78,455, $410,862, and $37,212 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2020 FundSM had an aggregate capital loss carryforward of approximately $143,439. This loss carryforward, of which $2,795, $118,446, and $22,198 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2022 FundSM had an aggregate capital loss carryforward of approximately $588,867. This loss carryforward, of which $33,352, $481,397, and $74,118 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2024 FundSM had an aggregate capital loss carryforward of approximately $63,122. This loss carryforward, of which $4,778 and $58,344 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2026 FundSM had an aggregate capital loss carryforward of approximately $194,108. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2028 FundSM had an aggregate capital loss carryforward of approximately $524,163. This loss carryforward, of which $313,738 and $210,425 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2030 FundSM had an aggregate capital loss carryforward of approximately $144,620. This loss carryforward, of which $33,830 and $85,896 will expire on July 31, 2017 and 2018, respectively, and $24,894 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2032 FundSM had an aggregate capital loss carryforward of approximately $182,121. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2034 FundSM had an aggregate capital loss carryforward of approximately $91,872. This loss carryforward, of which $48,212 and $43,660 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2036 FundSM had an aggregate capital loss carryforward of approximately $186,673. This loss carryforward, of which $33, $183,763, and $2,877 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2038 FundSM had an aggregate capital loss carryforward of approximately $51,935. This loss carryforward, of which $3,448 and $48,487 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2040 FundSM had an aggregate capital loss carryforward of approximately $70,866. This loss carryforward, of which $54,176 and $16,690 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2042 FundSM had an aggregate capital loss carryforward of approximately $69,413. This loss carryforward, of which $2,106, $15,348, and $33,939 will expire on July 31, 2017, 2018, and 2019, respectively, and $18,020 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each Fidelity Income Replacement Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Income Replacement Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Income Replacement Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Income Replacement Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2012, the committee held 44 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended July 31, 2012, the committee held six meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2012, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2011.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Income Replacement 2016 Fund	none	none
Fidelity Income Replacement 2018 Fund	none	none
Fidelity Income Replacement 2020 Fund	none	none
Fidelity Income Replacement 2022 Fund	none	none
Fidelity Income Replacement 2024 Fund	none	none
Fidelity Income Replacement 2026 Fund	none	none
Fidelity Income Replacement 2028 Fund	none	none
Fidelity Income Replacement 2030 Fund	none	none
Fidelity Income Replacement 2032 Fund	none	none
Fidelity Income Replacement 2034 Fund	none	none
Fidelity Income Replacement 2036 Fund	none	none
Fidelity Income Replacement 2038 Fund	none	none
Fidelity Income Replacement 2040 Fund	none	none
Fidelity Income Replacement 2042 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Fidelity Income Replacement 2016 Fund	none	none	none	none
Fidelity Income Replacement 2018 Fund	none	none	none	none
Fidelity Income Replacement 2020 Fund	none	none	none	none
Fidelity Income Replacement 2022 Fund	none	none	none	none
Fidelity Income Replacement 2024 Fund	none	none	none	none
Fidelity Income Replacement 2026 Fund	none	none	none	none
Fidelity Income Replacement 2028 Fund	none	none	none	none
Fidelity Income Replacement 2030 Fund	none	none	none	none
Fidelity Income Replacement 2032 Fund	none	none	none	none
Fidelity Income Replacement 2034 Fund	none	none	none	none
Fidelity Income Replacement 2036 Fund	none	none	none	none
Fidelity Income Replacement 2038 Fund	none	none	none	none
Fidelity Income Replacement 2040 Fund	none	none	none	none
Fidelity Income Replacement 2042 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Income Replacement 2016 Fund	none	none	none
Fidelity Income Replacement 2018 Fund	none	none	none
Fidelity Income Replacement 2020 Fund	none	none	none
Fidelity Income Replacement 2022 Fund	none	none	none
Fidelity Income Replacement 2024 Fund	none	none	none
Fidelity Income Replacement 2026 Fund	none	none	none
Fidelity Income Replacement 2028 Fund	none	none	none
Fidelity Income Replacement 2030 Fund	none	none	none
Fidelity Income Replacement 2032 Fund	none	none	none
Fidelity Income Replacement 2034 Fund	none	none	none
Fidelity Income Replacement 2036 Fund	none	none	none
Fidelity Income Replacement 2038 Fund	none	none	none
Fidelity Income Replacement 2040 Fund	none	none	none
Fidelity Income Replacement 2042 Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended July 31, 2012, or calendar year ended December 31, 2011, as applicable.

Compensation Table1

AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe

Fidelity Income Replacement 2016 Fund	$ 5	$ 4	$ 4	$ 4	$ 4	$ 5	$ 5

Fidelity Income Replacement 2018 Fund	$ 3	$ 2	$ 2	$ 2	$ 2	$ 2	$ 3

Fidelity Income Replacement 2020 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2022 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2024 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2026 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2028 Fund	$ 3	$ 2	$ 3	$ 2	$ 3	$ 3	$ 3

Fidelity Income Replacement 2030 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2032 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2034 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2036 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 2

Fidelity Income Replacement 2038 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2040 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2042 Fund	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 393,125	$ 376,000	$ 377,500	$ 377,500	$ 376,000	$ 401,000	$ 452,500

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by FMR.

A Reflects compensation received for the calendar year ended December 31, 2011 for 203 funds of 29 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Arthur E. Johnson, $162,500.

As of July 31, 2012, approximately 3.72% of Fidelity Income Replacement 2020 Fund's, 2.57% of Fidelity Income Replacement 2024 Fund's, 2.28% of Fidelity Income Replacement 2026 Fund's, 1.05% of Fidelity Income Replacement 2030 Fund's, 1.98% of Fidelity Income Replacement 2032 Fund's, 2.54% of Fidelity Income Replacement 2034 Fund's, 1.60% of Fidelity Income Replacement 2038 Fund's, and 1.08% of Fidelity Income Replacement 2042 Fund's total outstanding shares, respectively, was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of her ownership interest in FMR LLC, as described in the "Control of Investment Adviser" section on page (Click Here), Ms. Abigail P. Johnson may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Ms. Johnson's deemed ownership of each fund's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2012, the Trustees and officers of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2036 Fund, and Fidelity Income Replacement 2040 Fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2012, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Income Replacement 2016 FundSM: Class A	MetLife	New York	NY	42.99%
Fidelity Advisor Income Replacement 2016 FundSM: Class A	LPL Financial	Boston	MA	22.26%
Fidelity Advisor Income Replacement 2016 Fund: Class A	Jackson National	Appleton	WI	12.98%
Fidelity Advisor Income Replacement 2016 Fund: Class A	Allstate Life Insurance Company	Lincoln	NE	11.09%
Fidelity Advisor Income Replacement 2016 Fund: Class A	North Ridge Securities Corporation	Melville	NY	5.58%
Fidelity Advisor Income Replacement 2016 Fund: Class T	MetLife	New York	NY	28.44%
Fidelity Advisor Income Replacement 2016 Fund: Class T	Jackson National	Santa Monica	CA	19.23%
Fidelity Advisor Income Replacement 2016 Fund: Class T	MetLife	Boston	MA	16.95%
Fidelity Advisor Income Replacement 2016 Fund: Class T	John Hancock	Boston	MA	15.28%
Fidelity Advisor Income Replacement 2016 Fund: Class T	NFP Securities Inc.	Austin	TX	12.38%
Fidelity Advisor Income Replacement 2016 Fund: Class T	Wells Fargo Bank	Charlotte	NC	7.02%
Fidelity Advisor Income Replacement 2016 Fund: Class C	NFP Securities Inc.	Austin	TX	31.28%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Wells Fargo Bank	Charlotte	NC	18.81%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	14.34%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Cetera Financial Group	El Segundo	CA	10.21%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Financial Telesis, Inc.	San Rafael	CA	9.86%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Invest Financial Corporation	Bedminster	NJ	5.83%
Fidelity Advisor Income Replacement 2016 Fund: Institutional Class	Cetera Financial Group	Denver	CO	54.92%
Fidelity Advisor Income Replacement 2016 Fund: Institutional Class	First Command	Fort Worth	TX	41.92%
Fidelity Income Replacement 2016 Fund*	Curland Trust	Humacao	PR	6.14%
Fidelity Advisor Income Replacement 2018 FundSM: Class A	BancWest Investment Services	Omaha	NE	24.16%
Fidelity Advisor Income Replacement 2018 FundSM: Class A	Allstate Life Insurance Company	Lincoln	NE	18.29%
Fidelity Advisor Income Replacement 2018 Fund: Class A	MetLife	Boston	MA	17.21%
Fidelity Advisor Income Replacement 2018 Fund: Class A	LPL Financial	Boston	MA	15.15%
Fidelity Advisor Income Replacement 2018 Fund: Class A	AIG	Phoenix	AZ	14.82%
Fidelity Advisor Income Replacement 2018 Fund: Class A	MetLife	New York	NY	8.14%
Fidelity Advisor Income Replacement 2018 Fund: Class T	Independent Financial Group, LLC	San Diego	CA	67.81%
Fidelity Advisor Income Replacement 2018 Fund: Class T	AIG	Atlanta	GA	20.14%
Fidelity Advisor Income Replacement 2018 Fund: Class T	AIG	Phoenix	AZ	10.48%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Cetera Financial Group	Denver	CO	60.70%
Fidelity Advisor Income Replacement 2018 Fund: Class C	H. D. Vest Investment Securities, Inc	Irving	TX	13.05%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Genworth Financial Securities Corporation	Schaumburg	IL	11.01%
Fidelity Advisor Income Replacement 2018 Fund: Class C	United Planners Financial Services	Scottsdale	AZ	8.12%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Sage, Rutty & Co., Inc.	Rochester	NY	7.27%
Fidelity Advisor Income Replacement 2018 Fund: Institutional Class	Cetera Financial Group	Denver	CO	72.28%
Fidelity Advisor Income Replacement 2018 Fund: Institutional Class	LPL Financial	Boston	MA	27.72%
Fidelity Income Replacement 2018 Fund*	McClean Trust	Torrance	CA	10.54%
Fidelity Income Replacement 2018 Fund*	Cockerill	Muncie	IN	6.41%
Fidelity Income Replacement 2018 Fund*	Koshoffer	Portsmouth	RI	5.97%
Fidelity Income Replacement 2018 Fund*	Snyder	Bethesda	MD	5.35%
Fidelity Income Replacement 2018 Fund*	Larkin	Austin	TX	5.32%
Fidelity Income Replacement 2018 Fund*	Miller	Boston	MA	5.05%
Fidelity Advisor Income Replacement 2020 FundSM: Class A	Fidelity Distributors Corp.	Smithfield	RI	43.84%
Fidelity Advisor Income Replacement 2020 FundSM: Class A	M & T Bank Corp	Cheektowaga	NY	37.05%
Fidelity Advisor Income Replacement 2020 Fund: Class A	Summit Brokerage Services, Inc.	Boca Raton	FL	16.64%
Fidelity Advisor Income Replacement 2020 Fund: Class T	LPL Financial	Boston	MA	46.82%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Purshe Kaplan Sterling Investments	Albany	NY	24.62%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Legend Equities Corporation	Palm Beach Gardens	FL	22.15%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Citizens Financial Group, Inc.	Boston	MA	5.80%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	42.63%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Allstate Life Insurance Company	Lincoln	NE	29.65%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Fifth Third Bank	Cincinnati	OH	9.59%
Fidelity Advisor Income Replacement 2020 Fund: Class C	H. D. Vest Investment Securities, Inc	Irving	TX	9.08%
Fidelity Advisor Income Replacement 2020 Fund: Class C	MetLife	Boston	MA	9.05%
Fidelity Advisor Income Replacement 2020 Fund: Institutional Class	UBS AG	Weehawken	NJ	94.05%
Fidelity Advisor Income Replacement 2020 Fund: Institutional Class	Fidelity Investments	Boston	MA	5.94%
Fidelity Income Replacement 2020 Fund*	Adamian	Canton	MI	10.42%
Fidelity Income Replacement 2020 Fund*	Miller-Pikul Trust	Naples	FL	9.10%
Fidelity Advisor Income Replacement 2022 FundSM: Class A	MetLife	New York	NY	60.78%
Fidelity Advisor Income Replacement 2022 FundSM: Class A	First Tennessee National Corp.	Memphis	TN	20.84%
Fidelity Advisor Income Replacement 2022 Fund: Class A	Securities America Inc	Lavista	NE	9.94%
Fidelity Advisor Income Replacement 2022 Fund: Class A	Jackson National	Tampa	FL	7.70%
Fidelity Advisor Income Replacement 2022 Fund: Class T	Securities America Inc	Lavista	NE	87.27%
Fidelity Advisor Income Replacement 2022 Fund: Class T	Fidelity Investments	Boston	MA	12.72%
Fidelity Advisor Income Replacement 2022 Fund: Class C	Securities America Inc	Lavista	NE	89.03%
Fidelity Advisor Income Replacement 2022 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	10.98%
Fidelity Advisor Income Replacement 2022 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2022 Fund*	Cosgrove	Norristown	PA	11.37%
Fidelity Income Replacement 2022 Fund*	Barrett	Round Rock	TX	9.12%
Fidelity Income Replacement 2022 Fund*	Dickson	St. Helena Island	SC	6.12%
Fidelity Income Replacement 2022 Fund*	Estabrook	Manchester	NH	5.33%
Fidelity Advisor Income Replacement 2024 FundSM: Class A	Cadaret Grant & Company, Inc.	Manlius	NY	31.14%
Fidelity Advisor Income Replacement 2024 FundSM: Class A	Marshall & Ilsley Corporation	Milwaukee	WI	29.84%
Fidelity Advisor Income Replacement 2024 Fund: Class A	M & T Bank Corp	Cheektowaga	NY	21.48%
Fidelity Advisor Income Replacement 2024 Fund: Class A	Infinex Investments, Inc.	Farmington	CT	15.04%
Fidelity Advisor Income Replacement 2024 Fund: Class T	MetLife	New York	NY	79.66%
Fidelity Advisor Income Replacement 2024 Fund: Class T	Fidelity Investments	Boston	MA	11.37%
Fidelity Advisor Income Replacement 2024 Fund: Class T	Raymond James	Saint Petersburg	FL	8.98%
Fidelity Advisor Income Replacement 2024 Fund: Class C	LPL Financial	Boston	MA	36.97%
Fidelity Advisor Income Replacement 2024 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	33.96%
Fidelity Advisor Income Replacement 2024 Fund: Class C	Securities America Inc	Lavista	NE	26.55%
Fidelity Advisor Income Replacement 2024 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2024 Fund*	Hofert	Phoenix	AZ	22.53%
Fidelity Income Replacement 2024 Fund*	Kleinschmidt	Boston	MA	12.39%
Fidelity Income Replacement 2024 Fund*	Johnson	Ardmore	OK	7.84%
Fidelity Income Replacement 2024 Fund*	Kopf	Ridgeland	MS	6.73%
Fidelity Income Replacement 2024 Fund*	Cassie Trust	Byron Center	MI	6.02%
Fidelity Income Replacement 2024 Fund*	Vinyard	Dallas	TX	5.32%
Fidelity Income Replacement 2024 Fund*	Wieber	Waukesha	WI	5.08%
Fidelity Income Replacement 2024 Fund*	Breeden	Las Vegas	NV	5.02%
Fidelity Advisor Income Replacement 2026 FundSM: Class A	MetLife	New York	NY	53.67%
Fidelity Advisor Income Replacement 2026 FundSM: Class A	ING	Des Moines	IA	24.31%
Fidelity Advisor Income Replacement 2026 Fund: Class A	Suntrust Bank	Atlanta	GA	11.01%
Fidelity Advisor Income Replacement 2026 Fund: Class A	Cuna Mutual Group	Waverly	IA	10.18%
Fidelity Advisor Income Replacement 2026 Fund: Class T	John Hancock	Baton Rouge	LA	56.38%
Fidelity Advisor Income Replacement 2026 Fund: Class T	Aegon USA	Saint Petersburg	FL	28.36%
Fidelity Advisor Income Replacement 2026 Fund: Class T	MetLife	New York	NY	10.53%
Fidelity Advisor Income Replacement 2026 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	100%
Fidelity Advisor Income Replacement 2026 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2026 Fund*	Clemens	Schertz	TX	16.69%
Fidelity Income Replacement 2026 Fund*	Schavey	Franktown	CO	15.95%
Fidelity Income Replacement 2026 Fund*	Hatfield	Farmington Hills	MI	7.55%
Fidelity Income Replacement 2026 Fund*	Mcpherson	Indianapolis	IN	7.51%
Fidelity Income Replacement 2026 Fund*	Pittman	San Rafael	CA	5.17%
Fidelity Advisor Income Replacement 2028 FundSM: Class A	Intervest International Equities Corp.	Colorado Springs	CO	81.10%
Fidelity Advisor Income Replacement 2028 FundSM: Class A	Cambridge Investment Research, Inc.	Fairfield	IA	18.90%
Fidelity Advisor Income Replacement 2028 Fund: Class T	Commonwealth Financial Network	Waltham	MA	54.35%
Fidelity Advisor Income Replacement 2028 Fund: Class T	Minnesota Mutual Companies, Inc.	Saint Paul	MN	45.64%
Fidelity Advisor Income Replacement 2028 Fund: Class C	SWS Financial Services	Mason City	IA	57.57%
Fidelity Advisor Income Replacement 2028 Fund: Class C	Calton & Associates, Inc.	Tampa	FL	42.43%
Fidelity Advisor Income Replacement 2028 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2028 Fund*	Colangelo	Rehoboth Beach	DE	10.60%
Fidelity Income Replacement 2028 Fund*	Carter	Palm Bay	FL	8.12%
Fidelity Income Replacement 2028 Fund*	Miller	Tucson	AZ	6.68%
Fidelity Income Replacement 2028 Fund*	Angeid	Fountain Hills	AZ	5.56%
Fidelity Advisor Income Replacement 2030 FundSM: Class A	LPL Financial	Boston	MA	48.81%
Fidelity Advisor Income Replacement 2030 FundSM: Class A	Southwest Securities, Inc.	Dallas	TX	20.14%
Fidelity Advisor Income Replacement 2030 Fund: Class A	Allstate Life Insurance Company	Lincoln	NE	19.55%
Fidelity Advisor Income Replacement 2030 Fund: Class A	First Command	Fort Worth	TX	9.47%
Fidelity Advisor Income Replacement 2030 Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	51.11%
Fidelity Advisor Income Replacement 2030 Fund: Class T	Fidelity Investments	Boston	MA	48.90%
Fidelity Advisor Income Replacement 2030 Fund: Class C	Hartford Life	Woodbury	MN	29.82%
Fidelity Advisor Income Replacement 2030 Fund: Class C	LPL Financial	Boston	MA	27.32%
Fidelity Advisor Income Replacement 2030 Fund: Class C	ING	Des Moines	IA	20.59%
Fidelity Advisor Income Replacement 2030 Fund: Class C	Lincoln Investment Planning, Inc	Wyncote	PA	19.15%
Fidelity Advisor Income Replacement 2030 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2030 Fund*	Mcdaniel	Cary	NC	18.11%
Fidelity Income Replacement 2030 Fund*	Munro	Leland	NC	6.07%
Fidelity Income Replacement 2030 Fund*	Miller	Black Hawk	CO	5.81%
Fidelity Income Replacement 2030 Fund*	Gartland	Baldwin	NY	5.75%
Fidelity Income Replacement 2030 Fund*	Stiles	Erie	PA	5.69%
Fidelity Income Replacement 2030 Fund*	Pope	Carbondale	IL	5.49%
Fidelity Advisor Income Replacement 2032 FundSM: Class A	American Portfolios Financial Services, Inc.	Holbrook	NY	83.33%
Fidelity Advisor Income Replacement 2032 FundSM: Class A	Securities America Inc	Lavista	NE	13.95%
Fidelity Advisor Income Replacement 2032 Fund: Class T	Fidelity Investments	Boston	MA	100%
Fidelity Advisor Income Replacement 2032 Fund: Class C	Cantella & Co., Inc.	Boston	MA	62.81%
Fidelity Advisor Income Replacement 2032 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	37.20%
Fidelity Advisor Income Replacement 2032 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2032 Fund*	Stanley	Goose Creek	SC	21.30%
Fidelity Income Replacement 2032 Fund*	Springer	West Palm Beach	FL	10.68%
Fidelity Income Replacement 2032 Fund*	Gagnon	Commerce City	CO	10.59%
Fidelity Income Replacement 2032 Fund*	Stanley	Goose Creek	FL	7.98%
Fidelity Income Replacement 2032 Fund*	Nealy	Rex	GA	6.71%
Fidelity Income Replacement 2032 Fund*	Nenn	Algonquin	IL	5.04%
Fidelity Advisor Income Replacement 2034 FundSM: Class A	Fidelity Investments	Boston	MA	100%
Fidelity Advisor Income Replacement 2034 FundSM: Class T	Fidelity Investments	Boston	MA	99.99%
Fidelity Advisor Income Replacement 2034 Fund: Class C	Fifth Third Bank	Cincinnati	OH	59.41%
Fidelity Advisor Income Replacement 2034 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	40.58%
Fidelity Advisor Income Replacement 2034 Fund: Institutional Class	Wells Fargo Bank	Saint Louis	MO	89.20%
Fidelity Advisor Income Replacement 2034 Fund: Institutional Class	Marshall & Ilsley Corporation	Milwaukee	WI	10.54%
Fidelity Income Replacement 2034 Fund*	Forsyth	Apple Valley	MN	21.34%
Fidelity Income Replacement 2034 Fund*	Rounsavell	Portland	OR	20.35%
Fidelity Income Replacement 2034 Fund*	Thompson	Southport	NC	17.07%
Fidelity Income Replacement 2034 Fund*	Herring	Harrogate	UK	12.41%
Fidelity Income Replacement 2034 Fund*	Havron	East Amherst	NY	9.98%
Fidelity Advisor Income Replacement 2036 FundSM: Class A	Fidelity Investments	Boston	MA	71.90%
Fidelity Advisor Income Replacement 2036 FundSM: Class A	Northwestern Mutual	Milwaukee	WI	28.11%
Fidelity Advisor Income Replacement 2036 Fund: Class T	AIG	New York	NY	65.63%
Fidelity Advisor Income Replacement 2036 Fund: Class T	Minnesota Mutual Companies, Inc.	Saint Paul	MN	32.18%
Fidelity Advisor Income Replacement 2036 Fund: Class C	Hartford Life	Woodbury	MN	68.26%
Fidelity Advisor Income Replacement 2036 Fund: Class C	Regions Financial Corporation	Memphis	TN	31.56%
Fidelity Advisor Income Replacement 2036 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2036 Fund*	Angelo	Montrose	CA	26.89%
Fidelity Income Replacement 2036 Fund*	Neiens	Hemet	CA	18.96%
Fidelity Income Replacement 2036 Fund*	Ojdana	Cincinnati	OH	18.85%
Fidelity Income Replacement 2036 Fund*	Lanager	Curwensville	PA	12.88%
Fidelity Income Replacement 2036 Fund*	Slonka	Elk Grove Village	IL	8.84%
Fidelity Advisor Income Replacement 2038 FundSM: Class A	RBC Dain Rauscher Corp.	Minneapolis	MN	54.00%
Fidelity Advisor Income Replacement 2038 FundSM: Class A	Lincoln Investment Planning, Inc	Wyncote	PA	44.04%
Fidelity Advisor Income Replacement 2038 Fund: Class T	Commonwealth Financial Network	Waltham	MA	94.95%
Fidelity Advisor Income Replacement 2038 Fund: Class T	Fidelity Investments	Boston	MA	5.04%
Fidelity Advisor Income Replacement 2038 Fund: Class C	Hartford Life	Woodbury	MN	98.38%
Fidelity Advisor Income Replacement 2038 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2038 Fund*	Irgang	Northbrook	IL	21.84%
Fidelity Income Replacement 2038 Fund*	Nicholson	Milford	MA	16.94%
Fidelity Income Replacement 2038 Fund*	Liss	Kissimmee	FL	8.21%
Fidelity Income Replacement 2038 Fund*	Schmidt	Cortland	IL	6.38%
Fidelity Income Replacement 2038 Fund*	Van Bommel	Oshkosh	WI	6.12%
Fidelity Income Replacement 2038 Fund*	Jenney	Glen Head	NY	5.33%
Fidelity Income Replacement 2038 Fund*	Liss	Kissimmee	FL	5.03%
Fidelity Advisor Income Replacement 2040 Fund: Class A	Fidelity Investments	Boston	MA	95.42%
Fidelity Advisor Income Replacement 2040 Fund: Class T	Genworth Financial Securities Corporation	Schaumburg	IL	78.76%
Fidelity Advisor Income Replacement 2040 Fund: Class T	Fidelity Investments	Boston	MA	11.63%
Fidelity Advisor Income Replacement 2040 Fund: Class T	AIG	New York	NY	10.02%
Fidelity Advisor Income Replacement 2040 Fund: Class C	Hartford Life	Woodbury	MN	98.74%
Fidelity Advisor Income Replacement 2040 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2040 Fund*	Hoge	Green Valley	AZ	17.93%
Fidelity Income Replacement 2040 Fund*	Baer	Burlington	MA	15.72%
Fidelity Income Replacement 2040 Fund*	Beck	Mason	OH	8.72%
Fidelity Income Replacement 2040 Fund*	Ginsberg Trust	Sunrise	FL	7.60%
Fidelity Income Replacement 2040 Fund*	Brewer	Crossville	TN	5.13%
Fidelity Advisor Income Replacement 2042 FundSM: Class A	VSR Financial Services Inc.	Overland Park	KS	76.58%
Fidelity Advisor Income Replacement 2042 FundSM: Class A	Fidelity Investments	Boston	MA	23.42%
Fidelity Advisor Income Replacement 2042 Fund: Class T	BB & T Corporation	Charlotte	NC	81.10%
Fidelity Advisor Income Replacement 2042 Fund: Class T	Fidelity Investments	Boston	MA	18.90%
Fidelity Advisor Income Replacement 2042 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	99.99%
Fidelity Advisor Income Replacement 2042 Fund: Institutional Class	Fidelity Investments	Boston	MA	99.99%
Fidelity Income Replacement 2042 Fund*	Macdonald	Denver	CO	12.09%
Fidelity Income Replacement 2042 Fund*	Denton	Georgetown	KY	10.04%
Fidelity Income Replacement 2042 Fund*	Denton	Georgetown	KY	9.67%
Fidelity Income Replacement 2042 Fund*	Rozek	Jensen Beach	FL	8.26%
Fidelity Income Replacement 2042 Fund*	Stern	Lake Linden	MI	6.99%

* The ownership information shown above is for a class of shares of the fund.


CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and Strategic Advisers. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Adviser), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Income Replacement Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Income Replacement Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Income Replacement Fund or each class thereof, as applicable, with certain exceptions. Specific expenses payable by Strategic Advisers include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Other expenses paid by Strategic Advisers include expenses for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Fidelity Income Replacement Fund's transfer agent agreement, the transfer agent bears these costs. Strategic Advisers also pays all fees associated with transfer agency services, pricing and bookkeeping services, and the cost of administration of each Fidelity Income Replacement Fund's securities lending program.

Each Fidelity Income Replacement Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees. Each Fidelity Income Replacement Fund does not pay a management fee to Strategic Advisers.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and repayment of the reimbursement by a class will decrease its returns.

Andrew Dierdorf and Christopher Sharpe are co-managers of each Fidelity Income Replacement Fund and receive compensation for their services. As of July 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Fidelity Income Replacement Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	88	187	22
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 151,775	$ 27,490	$ 1,907
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Income Replacement 2016 Fund ($8 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($6 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($3 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($7 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sharpe as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	90	176	22
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 154,315	$ 25,937	$ 1,931
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,931	none	none

* Includes Fidelity Income Replacement 2016 Fund ($8 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($6 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($3 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($7 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of July 31, 2012:

Fund	Andrew Dierdorf	Christopher Sharpe
Fidelity Income Replacement 2016 Fund	none	none
Fidelity Income Replacement 2018 Fund	none	none
Fidelity Income Replacement 2020 Fund	none	none
Fidelity Income Replacement 2022 Fund	none	none
Fidelity Income Replacement 2024 Fund	none	none
Fidelity Income Replacement 2026 Fund	none	none
Fidelity Income Replacement 2028 Fund	none	none
Fidelity Income Replacement 2030 Fund	none	none
Fidelity Income Replacement 2032 Fund	none	none
Fidelity Income Replacement 2034 Fund	none	none
Fidelity Income Replacement 2036 Fund	none	none
Fidelity Income Replacement 2038 Fund	none	none
Fidelity Income Replacement 2040 Fund	none	none
Fidelity Income Replacement 2042 Fund	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® index.

H. Small-Capitalization Company - a company not included in the Russell 1000® index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (v) whether the compensation committee has lapsed or waived equity vesting restrictions; and (vi) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.


3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each Fidelity Income Replacement Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

The Trustees have approved a Distribution and Service Plan with respect to shares of each Fidelity Income Replacement Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by each fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the funds and/or shareholder support services. In addition, each Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for shares of each Fidelity Income Replacement Fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the Fidelity Income Replacement Funds other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to, intermediaries, including retirement plan sponsors, administrators, and service-providers (including affiliates of FDC). A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means the one class of shares of a fund offered through the prospectus to which this SAI relates.

Each class of each Fidelity Income Replacement Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for each class of each Fidelity Income Replacement Fund.

For providing transfer agency services, FIIOC receives no fees from each Fidelity Income Replacement Fund; however, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Fidelity Income Replacement Fund invested in such underlying Fidelity fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each Fidelity Income Replacement Fund has also entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Fidelity Income Replacement Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each Fidelity Income Replacement Fund, maintains each Fidelity Income Replacement Fund's portfolio and general accounting records, and administers each Fidelity Income Replacement Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Fidelity Income Replacement Fund's average daily net assets throughout the month.

For administering each Fidelity Income Replacement Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Strategic Advisers bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contracts with each Fidelity Income Replacement Fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund are funds of Fidelity Income Fund, an open-end management investment company created under an initial declaration of trust dated August 7, 1984. Currently, there are 19 funds offered in Fidelity Income Fund: Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a Fidelity Income Replacement Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.


FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each Fidelity Income Replacement Fund will provide a full list of holdings on www.fidelity.com (i) monthly, 30 days after the month-end, and (ii) quarterly, 15 days after the quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service, Inc. (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2012, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Investments & Pyramid Design, Fidelity, and Smart Payment Program are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity Advisor Income Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, Fidelity Advisor Income Replacement 2042 Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Income Replacement Fund, and Fidelity Income Replacement Funds are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

Fidelity Income Replacement 2016 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2016 FundSM A/FRJAX T/FRJTX C/FRJCX
Fidelity Income Replacement 2018 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2018 FundSM A/FRKAX T/FRKTX C/FRKCX
Fidelity Income Replacement 2020 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2020 FundSM A/FILAX T/FILTX C/FILCX
Fidelity Income Replacement 2022 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2022 FundSM A/FRAMX T/FRTMX C/FRCMX
Fidelity Income Replacement 2024 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2024 FundSM A/FRNAX T/FRNTX C/FRNCX
Fidelity Income Replacement 2026 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2026 FundSM A/FIOAX T/FIOTX C/FIOCX
Fidelity Income Replacement 2028 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2028 FundSM A/FARPX T/FTRPX C/FCRPX
Fidelity Income Replacement 2030 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2030 FundSM A/FRQAX T/FRQTX C/FRQCX
Fidelity Income Replacement 2032 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2032 FundSM A/FIARX T/FTIRX C/FICRX
Fidelity Income Replacement 2034 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2034 FundSM A/FARSX T/FTRSX C/FCRSX
Fidelity Income Replacement 2036 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2036 FundSM A/FURAX T/FURTX C/FURCX
Fidelity Income Replacement 2038 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2038 FundSM A/FARVX T/FTRVX C/FCRVX
Fidelity Income Replacement 2040 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2040 FundSM A/FARWX T/FTRWX C/FCRWX
Fidelity Income Replacement 2042 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2042 FundSM A/FARFX T/FITTX C/FCRFX

Prospectus

September 29, 2012

Contents

Fund Summary	(Click Here)	Fidelity Income Replacement 2016 FundSM
	(Click Here)	Fidelity Income Replacement 2018 FundSM
	(Click Here)	Fidelity Income Replacement 2020 FundSM
	(Click Here)	Fidelity Income Replacement 2022 FundSM
	(Click Here)	Fidelity Income Replacement 2024 FundSM
	(Click Here)	Fidelity Income Replacement 2026 FundSM
	(Click Here)	Fidelity Income Replacement 2028 FundSM
	(Click Here)	Fidelity Income Replacement 2030 FundSM
	(Click Here)	Fidelity Income Replacement 2032 FundSM
	(Click Here)	Fidelity Income Replacement 2034 FundSM
	(Click Here)	Fidelity Income Replacement 2036 FundSM
	(Click Here)	Fidelity Income Replacement 2038 FundSM
	(Click Here)	Fidelity Income Replacement 2040 FundSM
	(Click Here)	Fidelity Income Replacement 2042 FundSM
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.46%	0.46%	0.46%
Total annual operating expensesA	0.71%	0.96%	1.46%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 643	$ 643	$ 445	$ 445	$ 249	$ 149
3 years	$ 789	$ 789	$ 645	$ 645	$ 462	$ 462
5 years	$ 947	$ 947	$ 862	$ 862	$ 797	$ 797
10 years	$ 1,407	$ 1,407	$ 1,487	$ 1,487	$ 1,746	$ 1,746

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-17.99%	18.20%	8.44%	1.91%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.42%	June 30, 2009
Lowest Quarter Return	-9.90%	December 31, 2008
Year-to-Date Return	3.22%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-3.95%	0.81%
 Return After Taxes on Distributions	-4.58%	-0.08%
 Return After Taxes on Distributions and Sale of Fund Shares	-2.53%	0.19%
Class T - Return Before Taxes	-1.93%	1.10%
Class C - Return Before Taxes	0.14%	1.43%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class A, Class T, and Class C shares.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.51%	0.51%	0.51%
Total annual operating expensesA	0.76%	1.01%	1.51%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 449	$ 449	$ 254	$ 154
3 years	$ 804	$ 804	$ 660	$ 660	$ 477	$ 477
5 years	$ 973	$ 973	$ 888	$ 888	$ 824	$ 824
10 years	$ 1,463	$ 1,463	$ 1,543	$ 1,543	$ 1,802	$ 1,802

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-20.29%	20.33%	9.58%	1.20%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	10.57%	June 30, 2009
Lowest Quarter Return	-11.16%	December 31, 2008
Year-to-Date Return	4.03%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-4.62%	0.68%
 Return After Taxes on Distributions	-5.23%	-0.20%
 Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	0.08%
Class T - Return Before Taxes	-2.58%	0.98%
Class C - Return Before Taxes	-0.56%	1.30%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.55%	0.55%	0.55%
Total annual operating expensesA	0.80%	1.05%	1.55%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 652	$ 652	$ 453	$ 453	$ 258	$ 158
3 years	$ 816	$ 816	$ 672	$ 672	$ 490	$ 490
5 years	$ 994	$ 994	$ 909	$ 909	$ 845	$ 845
10 years	$ 1,508	$ 1,508	$ 1,588	$ 1,588	$ 1,845	$ 1,845

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-22.10%	21.78%	10.40%	0.61%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.46%	June 30, 2009
Lowest Quarter Return	-12.17%	December 31, 2008
Year-to-Date Return	4.61%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-5.17%	0.47%
 Return After Taxes on Distributions	-5.77%	-0.35%
 Return After Taxes on Distributions and Sale of Fund Shares	-3.29%	-0.05%
Class T - Return Before Taxes	-3.15%	0.77%
Class C - Return Before Taxes	-1.16%	1.08%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.57%	0.57%	0.57%
Total annual operating expensesA	0.82%	1.07%	1.57%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 654	$ 654	$ 455	$ 455	$ 260	$ 160
3 years	$ 822	$ 822	$ 678	$ 678	$ 496	$ 496
5 years	$ 1,004	$ 1,004	$ 919	$ 919	$ 855	$ 855
10 years	$ 1,530	$ 1,530	$ 1,610	$ 1,610	$ 1,867	$ 1,867

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-23.21%	22.81%	10.98%	0.11%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.04%	June 30, 2009
Lowest Quarter Return	-12.82%	December 31, 2008
Year-to-Date Return	5.03%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-5.64%	0.36%
 Return After Taxes on Distributions	-6.21%	-0.48%
 Return After Taxes on Distributions and Sale of Fund Shares	-3.58%	-0.15%
Class T - Return Before Taxes	-3.61%	0.66%
Class C - Return Before Taxes	-1.62%	0.98%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.59%	0.59%	0.59%
Total annual operating expensesA	0.84%	1.09%	1.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 656	$ 656	$ 457	$ 457	$ 262	$ 162
3 years	$ 828	$ 828	$ 684	$ 684	$ 502	$ 502
5 years	$ 1,014	$ 1,014	$ 930	$ 930	$ 866	$ 866
10 years	$ 1,553	$ 1,553	$ 1,632	$ 1,632	$ 1,889	$ 1,889

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-24.21%	23.55%	11.36%	-0.25%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	-13.35%	December 31, 2008
Year-to-Date Return	5.33%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-5.99%	0.25%
 Return After Taxes on Distributions	-6.54%	-0.57%
 Return After Taxes on Distributions and Sale of Fund Shares	-3.79%	-0.23%
Class T - Return Before Taxes	-3.97%	0.55%
Class C - Return Before Taxes	-1.97%	0.86%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Prospectus

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.60%	0.60%	0.60%
Total annual operating expensesA	0.85%	1.10%	1.60%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 657	$ 657	$ 458	$ 458	$ 263	$ 163
3 years	$ 831	$ 831	$ 687	$ 687	$ 505	$ 505
5 years	$ 1,019	$ 1,019	$ 935	$ 935	$ 871	$ 871
10 years	$ 1,564	$ 1,564	$ 1,643	$ 1,643	$ 1,900	$ 1,900

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-24.96%	24.06%	11.65%	-0.58%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.89%	June 30, 2009
Lowest Quarter Return	-13.76%	December 31, 2008
Year-to-Date Return	5.52%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-6.30%	0.07%
 Return After Taxes on Distributions	-6.83%	-0.73%
 Return After Taxes on Distributions and Sale of Fund Shares	-3.99%	-0.35%
Class T - Return Before Taxes	-4.31%	0.36%
Class C - Return Before Taxes	-2.31%	0.68%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.61%	0.61%	0.61%
Total annual operating expensesA	0.86%	1.11%	1.61%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 658	$ 658	$ 459	$ 459	$ 264	$ 164
3 years	$ 834	$ 834	$ 691	$ 691	$ 508	$ 508
5 years	$ 1,024	$ 1,024	$ 940	$ 940	$ 876	$ 876
10 years	$ 1,575	$ 1,575	$ 1,654	$ 1,654	$ 1,911	$ 1,911

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-25.61%	24.55%	11.89%	-0.85%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	-14.10%	December 31, 2008
Year-to-Date Return	5.67%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-6.55%	-0.04%
 Return After Taxes on Distributions	-7.08%	-0.79%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.15%	-0.42%
Class T - Return Before Taxes	-4.53%	0.26%
Class C - Return Before Taxes	-2.53%	0.58%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.62%	0.62%	0.62%
Total annual operating expensesA	0.87%	1.12%	1.62%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 659	$ 659	$ 460	$ 460	$ 265	$ 165
3 years	$ 837	$ 837	$ 694	$ 694	$ 511	$ 511
5 years	$ 1,029	$ 1,029	$ 945	$ 945	$ 881	$ 881
10 years	$ 1,586	$ 1,586	$ 1,665	$ 1,665	$ 1,922	$ 1,922

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-26.22%	25.08%	12.09%	-1.04%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.51%	June 30, 2009
Lowest Quarter Return	-14.40%	December 31, 2008
Year-to-Date Return	5.80%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-6.73%	-0.12%
 Return After Taxes on Distributions	-7.24%	-0.86%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.26%	-0.48%
Class T - Return Before Taxes	-4.76%	0.17%
Class C - Return Before Taxes	-2.75%	0.49%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses
Tax expenseA	0.12%	0.12%	0.12%
Remainder of other expenses	0.00%	0.00%	0.00%
Total other expenses	0.12%	0.12%	0.12%
Acquired fund fees and expenses	0.63%	0.63%	0.63%
Total annual operating expensesB	1.00%	1.25%	1.75%
Fee waiver and/or expense reimbursementA	0.12%	0.12%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.88%	1.13%	1.63%

A Represents excise tax liability on undistributed long-term capital gain, which Strategic Advisers or its affiliates has contractually agreed to reimburse. The obligation to reimburse this amount may not be terminated and will remain in effect until the fund is reimbursed for the full amount.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 660	$ 660	$ 461	$ 461	$ 266	$ 166
3 years	$ 840	$ 840	$ 697	$ 697	$ 514	$ 514
5 years	$ 1,035	$ 1,035	$ 950	$ 950	$ 887	$ 887
10 years	$ 1,597	$ 1,597	$ 1,677	$ 1,677	$ 1,933	$ 1,933

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.

Prospectus

Fund Summary - continued

• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

• Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-26.95%	25.56%	12.25%	-1.22%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.84%	June 30, 2009
Lowest Quarter Return	-14.83%	December 31, 2008
Year-to-Date Return	5.87%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-6.90%	-0.25%
 Return After Taxes on Distributions	-7.43%	-1.04%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.37%	-0.61%
Class T - Return Before Taxes	-4.93%	0.04%
Class C - Return Before Taxes	-2.94%	0.36%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Prospectus

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.64%	0.64%	0.64%
Total annual operating expensesA	0.89%	1.14%	1.64%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 661	$ 661	$ 462	$ 462	$ 267	$ 167
3 years	$ 843	$ 843	$ 700	$ 700	$ 517	$ 517
5 years	$ 1,040	$ 1,040	$ 956	$ 956	$ 892	$ 892
10 years	$ 1,608	$ 1,608	$ 1,688	$ 1,688	$ 1,944	$ 1,944

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-27.84%	26.08%	12.44%	-1.46%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.21%	June 30, 2009
Lowest Quarter Return	-15.21%	December 31, 2008
Year-to-Date Return	5.99%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-7.13%	-0.43%
 Return After Taxes on Distributions	-7.64%	-1.13%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.51%	-0.71%
Class T - Return Before Taxes	-5.16%	-0.14%
Class C - Return Before Taxes	-3.15%	0.18%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.65%	0.65%	0.65%
Total annual operating expensesA	0.90%	1.15%	1.65%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 662	$ 662	$ 463	$ 463	$ 268	$ 168
3 years	$ 845	$ 845	$ 703	$ 703	$ 520	$ 520
5 years	$ 1,045	$ 1,045	$ 961	$ 961	$ 897	$ 897
10 years	$ 1,619	$ 1,619	$ 1,699	$ 1,699	$ 1,955	$ 1,955

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Fund Summary - continued

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-28.63%	26.70%	12.65%	-1.70%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.64%	June 30, 2009
Lowest Quarter Return	-15.69%	December 31, 2008
Year-to-Date Return	6.12%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-7.35%	-0.56%
 Return After Taxes on Distributions	-7.85%	-1.33%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.66%	-0.87%
Class T - Return Before Taxes	-5.37%	-0.26%
Class C - Return Before Taxes	-3.40%	0.06%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.66%	0.66%	0.66%
Total annual operating expensesA	0.91%	1.16%	1.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 464	$ 464	$ 269	$ 169
3 years	$ 848	$ 848	$ 706	$ 706	$ 523	$ 523
5 years	$ 1,050	$ 1,050	$ 966	$ 966	$ 902	$ 902
10 years	$ 1,630	$ 1,630	$ 1,710	$ 1,710	$ 1,965	$ 1,965

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-29.65%	27.56%	12.92%	-1.95%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.12%	June 30, 2009
Lowest Quarter Return	-16.23%	December 31, 2008
Year-to-Date Return	6.24%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-7.59%	-1.63%
 Return After Taxes on Distributions	-8.10%	-2.28%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.80%	-1.70%
Class T - Return Before Taxes	-5.62%	-1.29%
Class C - Return Before Taxes	-3.63%	-0.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.67%	0.67%	0.67%
Total annual operating expensesA	0.92%	1.17%	1.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 663	$ 663	$ 465	$ 465	$ 270	$ 170
3 years	$ 851	$ 851	$ 709	$ 709	$ 526	$ 526
5 years	$ 1,055	$ 1,055	$ 971	$ 971	$ 907	$ 907
10 years	$ 1,641	$ 1,641	$ 1,721	$ 1,721	$ 1,976	$ 1,976

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Prospectus

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Fund Summary - continued

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-29.96%	28.12%	13.39%	-2.17%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.39%	June 30, 2009
Lowest Quarter Return	-16.50%	December 31, 2008
Year-to-Date Return	6.45%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-7.80%	-1.58%
 Return After Taxes on Distributions	-8.29%	-2.22%
 Return After Taxes on Distributions and Sale of Fund Shares	-4.93%	-1.66%
Class T - Return Before Taxes	-5.83%	-1.25%
Class C - Return Before Taxes	-3.85%	-0.86%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM A, T, C

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	NoneA	NoneA	1.00%B

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class C

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.68%	0.68%	0.68%
Total annual operating expensesA	0.93%	1.18%	1.68%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:


Class A

Class T

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 664	$ 664	$ 466	$ 466	$ 271	$ 171
3 years	$ 854	$ 854	$ 712	$ 712	$ 530	$ 530
5 years	$ 1,060	$ 1,060	$ 976	$ 976	$ 913	$ 913
10 years	$ 1,652	$ 1,652	$ 1,732	$ 1,732	$ 1,987	$ 1,987

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prospectus

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Calendar Years	2008	2009	2010	2011
	-30.20%	28.59%	13.46%	-2.35%


During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.61%	June 30, 2009
Lowest Quarter Return	-16.64%	December 31, 2008
Year-to-Date Return	6.59%	June 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Class A - Return Before Taxes	-7.97%	-1.61%
 Return After Taxes on Distributions	-8.46%	-2.24%
 Return After Taxes on Distributions and Sale of Fund Shares	-5.04%	-1.68%
Class T - Return Before Taxes	-6.01%	-1.27%
Class C - Return Before Taxes	-4.03%	-0.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

For shareholders who elect to participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month.

For shareholders who do not participate in the Smart Payment Program, the price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

A fund's investment objective is intended to support the Smart Payment Program's payment strategy.

Principal Investment Strategies

Strategic Advisers invests each Fidelity Income Replacement Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield bond funds, and short-term funds (underlying Fidelity funds). The Fidelity Income Replacement FundsSM differ in their asset allocations among these fund types. The asset allocation strategy for each Fidelity Income Replacement FundSM is designed to achieve a level of total return consistent with a payment strategy designed to be administered through a fund's horizon date.

Strategic Advisers allocates each Fidelity Income Replacement Fund's assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon. Each Fidelity Income Replacement Fund's name refers to the year of its horizon date. The longer the period remaining to a fund's horizon date, the more aggressive the fund's asset allocation.

It is expected that each Fidelity Income Replacement FundSM will be liquidated (that is, will distribute its remaining assets to shareholders) shortly after its horizon date.

In selecting an appropriate Fidelity Income Replacement Fund, investors who elect to participate in the Smart Payment Program should consider, among other things, the period of time over which they seek to receive monthly payments.

The following table lists the underlying Fidelity funds in which each Fidelity Income Replacement Fund currently may invest and each Fidelity Income Replacement Fund's approximate asset allocation to each underlying Fidelity fund as of July 31, 2012. Strategic Advisers may change these percentages over time.

Fund Categories	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2020 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2024 Fund	Fidelity Income Replacement 2026 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2032 Fund	Fidelity Income Replacement 2034 Fund	Fidelity Income Replacement 2036 Fund	Fidelity Income Replacement 2038 Fund	Fidelity Income Replacement 2040 Fund	Fidelity Income Replacement 2042 Fund
EQUITY FUNDS Domestic Equity Funds
Fidelity Advisor® Mid Cap II Fund	2.4%	3.5%	4.4%	5.1%	5.6%	5.9%	6.1%	6.3%	6.4%	6.5%	6.6%	6.7%	6.9%	7.1%
Fidelity® Blue Chip Growth Fund	2.2%	3.3%	4.1%	4.8%	5.2%	5.5%	5.6%	5.8%	5.9%	6.0%	6.1%	6.2%	6.4%	6.6%
Fidelity Disciplined Equity Fund	2.6%	3.9%	4.9%	5.6%	6.1%	6.5%	6.7%	6.9%	7.0%	7.1%	7.3%	7.4%	7.6%	7.8%
Fidelity Equity-Income Fund	3.5%	5.2%	6.5%	7.5%	8.1%	8.6%	8.9%	9.2%	9.4%	9.5%	9.7%	9.9%	10.1%	10.3%
Fidelity Series 100 Index Fund	2.2%	3.3%	4.2%	4.8%	5.3%	5.6%	5.8%	5.9%	6.0%	6.2%	6.3%	6.4%	6.5%	6.7%
Fidelity Series Broad Market Opportunities Fund	4.0%	5.8%	7.4%	8.5%	9.2%	9.7%	10.1%	10.3%	10.6%	10.7%	10.9%	11.1%	11.4%	11.7%
Fidelity Series Small Cap Opportunities Fund	0.3%	0.5%	0.6%	0.7%	0.8%	0.8%	0.9%	0.9%	0.9%	0.9%	0.9%	1.0%	1.0%	1.0%
International Equity Fund
Fidelity International Discovery Fund	0.0%	2.3%	3.3%	4.2%	5.2%	6.0%	6.8%	7.5%	8.4%	9.2%	10.0%	10.9%	12.0%	12.8%
BOND FUNDS Investment-Grade Bond Funds
Fidelity Government Income Fund	6.8%	8.2%	7.4%	6.9%	6.5%	6.1%	5.9%	5.7%	5.5%	5.4%	5.3%	5.1%	5.1%	5.1%
Fidelity Strategic Real Return Fund	6.8%	8.5%	7.7%	7.2%	6.7%	6.4%	6.1%	6.0%	5.7%	5.6%	5.5%	5.4%	5.3%	5.2%
Fidelity Total Bond Fund	20.4%	24.8%	22.6%	20.9%	19.7%	18.7%	17.9%	17.4%	16.7%	16.3%	16.0%	15.7%	15.4%	15.3%
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0%	0.0%	1.1%	1.6%	1.9%	2.1%	2.3%	2.4%	2.5%	2.7%	2.8%	2.9%	3.1%	3.3%
Fidelity Strategic Income Fund	0.0%	0.0%	1.1%	1.5%	1.8%	2.1%	2.2%	2.4%	2.5%	2.6%	2.7%	2.9%	3.1%	3.2%
SHORT-TERM FUNDS
Fidelity Institutional Money Market: Money Market Portfolio	28.1%	15.3%	12.3%	10.3%	8.9%	8.0%	7.3%	6.6%	6.2%	5.6%	4.9%	4.2%	3.0%	1.9%
Fidelity Short-Term Bond Fund	20.7%	15.4%	12.4%	10.4%	9.0%	8.0%	7.4%	6.7%	6.3%	5.7%	5.0%	4.2%	3.1%	2.0%

Strategic Advisers intends to manage each Fidelity Income Replacement Fund according to its asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, Strategic Advisers may invest a Fidelity Income Replacement Fund's assets directly in securities for a period of time.

Prospectus

Fund Basics - continued

The following chart illustrates each Fidelity Income Replacement Fund's approximate current asset allocation among underlying equity funds, bond funds, and short-term funds. The chart also illustrates how these allocations may shift over time. The Fidelity Income Replacement Funds' target asset allocations may differ from this illustration.

Description of Underlying Fidelity Funds

For any underlying Fidelity fund that offers only Advisor classes of shares, each Fidelity Income Replacement Fund will purchase Institutional Class shares.

Although the underlying Fidelity funds are categorized generally as equity, bond, and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following is a brief description of the underlying Fidelity funds. More detailed information about each underlying Fidelity fund is available in each fund's prospectus.

Domestic Equity Funds

Fidelity Advisor® Mid Cap II Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

Fidelity Disciplined Equity Fund seeks capital growth. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities.


Fidelity Series 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies. Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100® Index.

Fidelity Series Broad Market Opportunities Fund seeks capital appreciation. FMR normally allocates the fund's assets among Fidelity equity sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.

Fidelity Series Small Cap Opportunities Fund seeks capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

Prospectus

International Equity Fund

Fidelity International Discovery Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

Investment-Grade Bond Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and real estate investment trusts (REITs) and other real estate related investments.

Fidelity Total Bond Fund seeks a high level of current income. FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities.

High Yield Bond Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation. FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

Short-Term Funds

Fidelity Institutional Money Market: Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. FMR invests the fund's assets in the highest quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.

Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital. FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Principal Investment Risks

The Fidelity Income Replacement FundsSM are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Fidelity Income Replacement Funds are not designed for the accumulation of assets prior to retirement and do not provide a complete solution for a shareholder's retirement income needs. If you participate in the Smart Payment Program, your entire investment in a Fidelity Income Replacement Fund will be gradually liquidated over time.

Many factors affect each Fidelity Income Replacement Fund's performance. Each Fidelity Income Replacement Fund's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Fidelity Income Replacement Fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, a Fidelity Income Replacement Fund may not achieve its objective. If a Fidelity Income Replacement Fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a Fidelity Income Replacement Fund's performance:

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Prospectus

Fund Basics - continued

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

Prospectus

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked notes may be leveraged. For example, the price of a three-times leveraged note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Fidelity Income Replacement Fund's performance and the fund may not achieve its investment objective.

It is expected that each Fidelity Income Replacement Fund will be liquidated shortly after its horizon date. However, a Fidelity Income Replacement Fund may be liquidated prior to its horizon date. If this happens, shareholders who are participating in the Smart Payment Program will stop receiving monthly payments and the Fidelity Income Replacement Fund will distribute its remaining assets to shareholders.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

Valuing Shares

Each fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying Fidelity funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity funds' prospectuses and statements of additional information (SAIs). Each fund's NAV is calculated using the values of the underlying Fidelity funds in which it invests.

To the extent that underlying Fidelity fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity fund assets may not occur on days when a fund is open for business.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Subject to certain limited exceptions described below, Fidelity Income Replacement 2016 Fund no longer accepts investments in Class A, Class T, and Class C shares. Existing Fidelity Income Replacement 2016 Fund Class A, Class T, and Class C shareholders may continue (i) to hold their Class A, Class T, and Class C shares (including any Class A, Class T, and Class C shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Class A, Class T, and Class C shares (including through the Directed Dividends option).

You may buy or sell Class A, Class T, or Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, or Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, or Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, or Class C shares of the fund through a broker or other investment professional.

Each Fidelity Income Replacement Fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, you may invest in a Fidelity Income Replacement Fund without participating in the Smart Payment Program, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the Smart Payment Program. Not all intermediaries offer the Smart Payment Program to their customers, and an investment in a Fidelity Income Replacement Fund may not be appropriate for shareholders who do not participate in the Smart Payment Program.

Shareholders who hold a Fidelity Income Replacement Fund within a retirement account and who elect to participate in the Smart Payment Program should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59 1/2 or plan to use the Smart Payment Program, in whole or in part, to meet their annual minimum required distribution. In addition, use of the Smart Payment Program may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Prospectus

Shareholder Information - continued

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

The price to buy one share of Class A or Class T is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary.

Prospectus

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you elect to participate in the Smart Payment Program and you buy additional shares of a fund, note the following:

  Buying additional shares of a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the Smart Payment Program should refer to "Account Features and Policies" below for information about the automatic sale of their fund shares through the Smart Payment Program.

The price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable CDSC.

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Your shares will be sold at the NAV next calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

If you elect to participate in the Smart Payment Program and you sell shares of a fund, note the following:

  Selling shares of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums and in the five years preceding a Fidelity Income Replacement Fund's horizon date, when the minimum balance will be waived.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

If you elect to participate in the Smart Payment Program and you exchange shares of a fund, note the following:

  Exchanging out of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.
  Exchanging into a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The Fidelity Income Replacement Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time.

Each Fidelity Income Replacement Fund's investment objective is intended to support a payment strategy designed to be administered through its horizon date.

The payment strategy for each Fidelity Income Replacement Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. However, shareholders may invest in a Fidelity Income Replacement Fund and not participate in the Smart Payment Program.

Smart Payment Program. The Smart Payment Program is an optional account feature designed to enable shareholders to receive from a Fidelity Income Replacement Fund monthly payments that have the potential to keep pace with inflation.

A shareholder's participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in a Fidelity Income Replacement Fund by its horizon date.

Participation in the Smart Payment Program is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the Smart Payment Program will not have their shares redeemed automatically as described below, but will receive monthly dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the Smart Payment Program should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

The information that follows is a summary of how the Smart Payment Program works. For a complete description of the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Prospectus

Fidelity Smart Payment Program To receive monthly payments from your Class A, Class T, or Class C account in a Fidelity Income Replacement Fund
Minimum Initial
Not applicable
Minimum Additional
Not applicable
Frequency
Monthly
Procedures

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in a new account, complete the appropriate section on the application.

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.

• To suspend your participation in the Fidelity Smart Payment Program for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Based on its quantitative analysis of historical market returns and certain other factors, Strategic Advisers has determined a schedule of annual target payment rates that is designed, but not guaranteed, to enable aggregate monthly payments from a Fidelity Income Replacement Fund to keep pace with inflation over its time horizon. Strategic Advisers has designed the Smart Payment Program to operate in conjunction with each fund's asset allocation strategy to produce a stream of payments that keeps pace with inflation over the fund's time horizon. Although the annual target payment rates are designed to enable aggregate monthly payments to keep pace with inflation over each fund's time horizon, monthly payments may be greater than or less than the rate of inflation in any given year. A Fidelity Income Replacement Fund's annual target payment rate will increase as a fund approaches its horizon date. The following table sets forth Strategic Advisers' current schedule of annual target payment rates:

Years to Horizon Date*	Annual Target Payment Rate (%)
35	4.75
34	4.81
33	4.87
32	4.94
31	5.01
30	5.09
29	5.18
28	5.27
27	5.38
26	5.50
25	5.63
24	5.77
23	5.93
22	6.10
21	6.30
20	6.51
19	6.75
18	7.01
17	7.31
16	7.65
15	8.03
14	8.47
13	8.98
12	9.58
11	10.29
10	11.15
9	12.20
8	13.52
7	15.23
6	17.53
5	20.74
4	25.59
3	33.79
2	50.35
1	100.00

* As of January 1 of the current calendar year.

Prospectus

Shareholder Information - continued

Annual target payment rates may differ from those shown above.

The following series of hypothetical examples is designed to illustrate how Fidelity will calculate the dollar amount of a shareholder's monthly payment for a given calendar year. The hypothetical examples assume that a shareholder participates in the Smart Payment Program for the entire calendar year.

First, Fidelity will determine an annual target payment amount for each class of a Fidelity Income Replacement Fund by multiplying the applicable annual target payment rate by the class's NAV at the end of the previous calendar year (actual numbers will vary):

ANNUAL TARGET PAYMENT RATE		CLASS'S YEAR-END NAV		CLASS'S ANNUAL TARGET PAYMENT
6%	x	$ 50 PER SHARE	=	$ 3 PER SHARE

Second, Fidelity will determine a monthly target payment amount for each class of a Fidelity Income Replacement Fund by dividing the class's annual target payment amount by 12 (actual numbers will vary):

CLASS'S ANNUAL TARGET PAYMENT AMOUNT				CLASS'S MONTHLY TARGET PAYMENT AMOUNT
$ 3 PER SHARE	÷	12	=	$ 0.25 PER SHARE

Third, Fidelity will determine the dollar amount of a shareholder's monthly payment by multiplying the number of shares of the class the shareholder owns by the class's monthly target payment amount (actual numbers will vary):

NUMBER OF CLASS SHARES HELD		CLASS'S MONTHLY TARGET PAYMENT AMOUNT		MONTHLY PAYMENT
5,000	x	$ 0.25 PER SHARE	=	$ 1,250

The dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except that in the year of a Fidelity Income Replacement Fund's horizon date the final monthly payment may vary in connection with the liquidation of the fund. Actual monthly payments may vary slightly due to rounding. Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments.

Each month that a shareholder participates in the Smart Payment Program, the amount of a Fidelity Income Replacement Fund's declared dividends for that month will be compared to the dollar amount of the shareholder's monthly payment for that month. This comparison determines the composition of the shareholder's monthly payment - that is, whether a portion of the monthly payment will come from the automatic sale of shares, or, whether the entire monthly payment will come from dividends.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are less than the dollar amount of a shareholder's monthly payment for that month, then a portion of the monthly payment will come from the automatic sale of the appropriate number of shares needed to pay the monthly payment. Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of their shares for this purpose. To the extent that shares are automatically sold over the course of a calendar year, the monthly target payment amount will be adjusted upward so that the dollar amount of the shareholder's monthly payments for that calendar year will remain the same. The following hypothetical example illustrates this scenario (actual numbers will vary):

		MONTH 1	MONTH 2
	NUMBER OF CLASS SHARES HELD	5,000	4,990
x	CLASS'S MONTHLY TARGET PAYMENT AMOUNT	$ 0.25 PER SHARE	$ 0.2505 PER SHARE
=	MONTHLY PAYMENT	$ 1,250	$ 1,250
	AMOUNT OF DIVIDENDS	$ 750
	DIFFERENCE	-$ 500
	PROCEEDS FROM AUTOMATIC SALE OF CLASS SHARES	$ 500
÷	CLASS'S NAV	$ 50
=	NUMBER OF CLASS SHARES AUTOMATICALLY SOLD	10

It is expected that the redemption of a Fidelity Income Replacement Fund's shares generally will be required to pay shareholders' monthly payments.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are equal to or greater than the dollar amount of a shareholder's monthly payment for that month, then the entire monthly payment will come from dividends. Any dividends in excess of the monthly payment will be automatically reinvested in additional shares of the same class of the Fidelity Income Replacement Fund. Shareholders who elect to participate in the Smart Payment Program authorize the automatic reinvestment (purchase) of their shares for this purpose.

You should note the following regarding the automatic sale of shares through the Smart Payment Program:

  Class A, Class T, and Class C shares will be automatically sold at the NAV next calculated after it is determined that the redemption of shares will be required to pay a shareholder's monthly payment for a given month.
  Class A, Class T, and Class C shares automatically redeemed through the Smart Payment Program will not be subject to a CDSC.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed monthly payment checks.

Prospectus

  If you elect to receive monthly payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Smart Payment Program will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your monthly payments will be paid in cash.

A Fidelity Income Replacement Fund's capital gain distributions are not counted toward the monthly payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Smart Payment Program.

The dollar amount of the monthly payments that a shareholder receives through investment in a Fidelity Income Replacement Fund and participation in the Smart Payment Program will depend on, among other factors, the annual target payment rate and the investment performance of and amount invested in a Fidelity Income Replacement Fund. Therefore, the dollar amount of a shareholder's monthly payments through the Smart Payment Program generally will fluctuate from one year to the next.

The monthly target payment amount may change slightly over the course of a calendar year (as the hypothetical example above illustrates). However, the dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except in the year of a Fidelity Income Replacement Fund's horizon date, when the final monthly payment may vary in connection with the liquidation of the fund.

Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments because the dollar amount of a shareholder's monthly payments is based on both the monthly target payment amount and the number of shares held.

The following features may also be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information. A shareholder who elects to participate in the Smart Payment Program may not want to set up an automatic investment, withdrawal, or exchange program because such programs may interfere with the Smart Payment Program.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To make contributions from your fund account to your Fidelity Advisor IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of a Fidelity fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Prospectus

Shareholder Information - continued

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable CDSC, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance. Each Fidelity Income Replacement Fund will waive the minimum balance in the five years preceding its horizon date.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Fidelity Income Replacement Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fidelity Income Replacement Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Fidelity Income Replacement Fund normally pays dividends monthly and pays capital gain distributions in September and December.

Shareholders who elect to participate in the Smart Payment Program should refer to "Account Features and Policies" above for information about how their distributions are handled through the Smart Payment Program.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Smart Payment Program (including shareholders who suspend their participation in the Smart Payment Program for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including automatic sales of shares through the Smart Payment Program and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss additional tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Fidelity Income Replacement Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of December 31, 2011, Strategic Advisers had approximately $261.7 billion in discretionary assets under management.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Fidelity Income Replacement Fund.

Strategic Advisers is responsible for handling the business affairs for each Fidelity Income Replacement Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's (except Fidelity Series 100 Index Fund's) investments and handling each fund's business affairs.

Geode, at One Post Office Square, 28th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for Fidelity Series 100 Index Fund (underlying Fidelity Stock Index Fund). Geode chooses the underlying Fidelity Stock Index Fund's investments and places orders to buy and sell the underlying Fidelity Stock Index Fund's investments.

As of February 29, 2012, Geode had approximately $114.4 billion in discretionary assets under management.

Andrew Dierdorf is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Dierdorf and Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each Fidelity Income Replacement Fund does not pay a management fee to Strategic Advisers.

Strategic Advisers receives no fee for handling the business affairs for each Fidelity Income Replacement Fund and pays the expenses of each Fidelity Income Replacement Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each Fidelity Income Replacement Fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2012.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), may receive from Strategic Advisers, FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by Strategic Advisers or an affiliate, or by an intermediary

These payments are described in more detail in this section and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, or Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, or Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Prospectus

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Certain conditions and exceptions apply. See "Finder's Fees" on page (Click Here).

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

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Fund Services - continued

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor Diversified Stock Fund and Fidelity Advisor Capital Development Fund, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class A, Class T, and Class C shares automatically redeemed through the Smart Payment Program will not be subject to a CDSC.

The CDSC for Class A, Class T, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

Prospectus

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's front-end sales charge on purchases of $5.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T and Class C, unless otherwise noted):

1. Through the Smart Payment Program;

2. For disability or death;

3. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

4. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

5. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

6. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

7. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase); or

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on www.advisor.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund are not counted for this purpose unless acquired by exchange from any Fidelity fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

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Fund Services - continued

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

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Any fees paid out of a class's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class A, Class T, and Class C plan specifically recognizes that Strategic Advisers or FMR may make payments from its past profits or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, and Class C. Please speak with your investment professional to learn more about any payments his or her firm may receive from Strategic Advisers or FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of the annual report is available upon request.

Fidelity Advisor Income Replacement 2016 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.736	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	.842	3.054	3.539	(3.686)	(2.204)
Total from investment operations	1.578	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.733)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.938)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B,C,D	3.23%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.49%	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 886	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

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Appendix - continued

Fidelity Advisor Income Replacement 2016 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.612	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	.847	3.043	3.540	(3.690)	(2.219)
Total from investment operations	1.459	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.594)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.799)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B,C,D	2.98%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.24%	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2016 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.364	.453	.485	.822	.904
Net realized and unrealized gain (loss)	.837	3.055	3.531	(3.689)	(2.227)
Total from investment operations	1.201	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.376)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.581)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B,C,D	2.45%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.74%	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2018 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.774	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	.909	3.655	3.763	(4.138)	(2.454)
Total from investment operations	1.683	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.765)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.963)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B,C,D	3.45%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.57%	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2018 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.651	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	.909	3.664	3.759	(4.128)	(2.483)
Total from investment operations	1.560	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.642)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.840)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B,C,D	3.19%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.32%	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2018 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.469	.495	.786	.836
Net realized and unrealized gain (loss)	.912	3.659	3.760	(4.122)	(2.476)
Total from investment operations	1.315	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.407)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.605)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total Return B,C,D	2.68%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.82%	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 439	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2020 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	.884	4.128	3.930	(4.465)	(2.692)
Total from investment operations	1.677	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.794)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.977)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	3.44%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.61%	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2020 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.670	.696	.696	.926	.985
Net realized and unrealized gain (loss)	.885	4.135	3.928	(4.460)	(2.707)
Total from investment operations	1.555	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.672)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.855)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	3.18%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.36%	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2020 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.422	.449	.473	.736	.755
Net realized and unrealized gain (loss)	.876	4.132	3.923	(4.471)	(2.699)
Total from investment operations	1.298	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.435)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.618)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	2.65%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.86%	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 306	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2022 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.783	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	.842	4.431	3.980	(4.739)	(2.853)
Total from investment operations	1.625	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.784)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.955)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	3.35%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.59%	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2022 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.653	.691	.702	.933	.982
Net realized and unrealized gain (loss)	.871	4.434	3.985	(4.736)	(2.862)
Total from investment operations	1.524	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.643)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.814)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	3.13%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.34%	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2022 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.411	.447	.477	.737	.760
Net realized and unrealized gain (loss)	.845	4.434	3.989	(4.745)	(2.860)
Total from investment operations	1.256	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.405)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.576)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	2.58%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.84%	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2024 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.821	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	.771	4.667	4.020	(5.004)	(2.884)
Total from investment operations	1.592	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.794)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.962)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	3.29%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2024 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.699	.685	.701	.919	.966
Net realized and unrealized gain (loss)	.769	4.672	4.025	(5.010)	(2.903)
Total from investment operations	1.468	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.680)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.848)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, D	3.03%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.43%	1.41%	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2024 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.443	.476	.726	.728
Net realized and unrealized gain (loss)	.761	4.668	4.020	(5.005)	(2.903)
Total from investment operations	1.215	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.437)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.605)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	2.50%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.91%	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 170	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2026 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.793	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	.712	4.846	4.098	(5.184)	(3.105)
Total from investment operations	1.505	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.789)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.945)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, D	3.13%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.55%	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2026 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.668	.630	.638	.944	.966
Net realized and unrealized gain (loss)	.713	4.851	4.092	(5.184)	(3.110)
Total from investment operations	1.381	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.675)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.831)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, D	2.87%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.30%	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 298	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2026 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.387	.412	.757	.723
Net realized and unrealized gain (loss)	.730	4.848	4.087	(5.183)	(3.090)
Total from investment operations	1.160	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.374)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.530)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	2.40%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.80%	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2028 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.792	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	.666	4.972	4.116	(5.341)	(3.085)
Total from investment operations	1.458	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.794)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.948)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	3.02%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.63%	1.65%	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2028 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.672	.682	.678	.905	.847
Net realized and unrealized gain (loss)	.678	4.975	4.107	(5.340)	(3.079)
Total from investment operations	1.350	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.676)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.830)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	2.79%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.38%	1.40%	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2028 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.438	.454	.711	.639
Net realized and unrealized gain (loss)	.662	4.974	4.117	(5.333)	(3.104)
Total from investment operations	1.089	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.435)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.589)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	2.24%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	.90%	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2030 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.815	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	.598	5.066	4.180	(5.404)	(3.239)
Total from investment operations	1.413	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.796)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.943)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	2.94%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.68%	1.63%	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2030 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.715	.655	.603	.881	.920
Net realized and unrealized gain (loss)	.598	5.076	4.182	(5.402)	(3.234)
Total from investment operations	1.313	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.636)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.783)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	2.72%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.46%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.46%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.48%	1.38%	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2030 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.451	.428	.385	.693	.682
Net realized and unrealized gain (loss)	.604	5.060	4.185	(5.400)	(3.227)
Total from investment operations	1.055	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.448)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.595)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	2.19%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	.88%	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2032 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.717	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	.618	5.086	4.154	(5.570)	(3.322)
Total from investment operations	1.335	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.770)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.495)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	2.85%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.37%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.51%	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2032 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.599	.676	.620	.821	.918
Net realized and unrealized gain (loss)	.599	5.107	4.147	(5.548)	(3.339)
Total from investment operations	1.198	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.633)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.358)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	2.55%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.62%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.26%	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2032 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.358	.434	.403	.624	.690
Net realized and unrealized gain (loss)	.615	5.102	4.143	(5.532)	(3.342)
Total from investment operations	.973	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.438)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.163)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	2.07%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.76%	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2034 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.799	.753	.923	.994
Net realized and unrealized gain (loss)	.504	5.233	4.174	(5.753)	(3.438)
Total from investment operations	1.286	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.775)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.916)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.71%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.26%	.25% A
Net investment income (loss)	1.63%	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2034 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.662	.681	.645	.828	.875
Net realized and unrealized gain (loss)	.490	5.247	4.175	(5.757)	(3.431)
Total from investment operations	1.152	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.792)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	2.42%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.38%	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2034 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.439	.426	.631	.658
Net realized and unrealized gain (loss)	.490	5.239	4.185	(5.740)	(3.448)
Total from investment operations	.914	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.443)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.584)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	1.92%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	.89%	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2036 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.760	.811	.748	.937	.951
Net realized and unrealized gain (loss)	.441G	5.306	4.178	(6.127)	(3.464)
Total from investment operations	1.201	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.784)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.921)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	2.56%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,I
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.60%	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2036 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.641	.693	.639	.844	.823
Net realized and unrealized gain (loss)	.448G	5.287	4.183	(6.122)	(3.449)
Total from investment operations	1.089	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.672)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.809)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	2.32%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.35%	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2036 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.404	.454	.424	.655	.609
Net realized and unrealized gain (loss)	.445G	5.293	4.179	(6.114)	(3.465)
Total from investment operations	.849	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.452)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.589)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	1.80%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.85%	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2038 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.739	.858	.744	.856	.442
Net realized and unrealized gain (loss)	.384	5.317	4.191	(6.093)	(4.811)
Total from investment operations	1.123	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.769)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.903)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	2.44%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.59%	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2038 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.624	.736	.636	.791	.373
Net realized and unrealized gain (loss)	.367	5.326	4.191	(6.111)	(4.809)
Total from investment operations	.991	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.647)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.781)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	2.15%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.34%	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2038 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.390	.505	.424	.611	.233
Net realized and unrealized gain (loss)	.379	5.319	4.192	(6.107)	(4.812)
Total from investment operations	.769	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.435)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.569)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	1.67%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.84%	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2040 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.762	.789	.722	.933	.442
Net realized and unrealized gain (loss)	.331	5.608	4.298	(6.238)	(4.814)
Total from investment operations	1.093	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.771)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.903)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	2.36%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.64%	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2040 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.649	.672	.616	.836	.371
Net realized and unrealized gain (loss)	.312	5.604	4.301	(6.227)	(4.809)
Total from investment operations	.961	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.649)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.781)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	2.08%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.39%	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2040 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.415	.435	.402	.664	.234
Net realized and unrealized gain (loss)	.310	5.609	4.305	(6.229)	(4.816)
Total from investment operations	.725	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.463)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.595)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	1.57%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.89%	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2042 Fund - Class A

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.782	.757	.747	.819	.425
Net realized and unrealized gain (loss)	.281	5.719	4.285	(6.123)	(4.836)
Total from investment operations	1.063	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.791)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.923)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	2.30%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.66%	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2042 Fund - Class T

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.660	.637	.642	.739	.365
Net realized and unrealized gain (loss)	.287	5.727	4.281	(6.128)	(4.852)
Total from investment operations	.947	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.675)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.807)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	2.05%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.42%	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2042 Fund - Class C

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.427	.402	.430	.560	.226
Net realized and unrealized gain (loss)	.290	5.719	4.275	(6.123)	(4.846)
Total from investment operations	.717	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.465)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.597)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	1.55%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.91%	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Additional Information about the Indexes

Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) - agency fixed-rate and hybrid ARM pass-throughs - asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Smart Payment Program, Fidelity, Fidelity Advisor, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity Advisor Income Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, Fidelity Advisor Income Replacement 2042 Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Income Replacement Fund, and Fidelity Income Replacement Funds are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.848190.106 ARW-PRO-0912

Fidelity Income Replacement 2016 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2016 FundSM Institutional/FRJIX
Fidelity Income Replacement 2018 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2018 FundSM Institutional/FRKIX
Fidelity Income Replacement 2020 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2020 FundSM Institutional/FILIX
Fidelity Income Replacement 2022 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2022 FundSM Institutional/FRIMX
Fidelity Income Replacement 2024 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2024 FundSM Institutional/FRNIX
Fidelity Income Replacement 2026 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2026 FundSM Institutional/FIOIX
Fidelity Income Replacement 2028 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2028 FundSM Institutional/FRAPX
Fidelity Income Replacement 2030 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2030 FundSM Institutional/FRQIX
Fidelity Income Replacement 2032 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2032 FundSM Institutional/FIIRX
Fidelity Income Replacement 2034 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2034 FundSM Institutional/FRASX
Fidelity Income Replacement 2036 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2036 FundSM Institutional/FURIX
Fidelity Income Replacement 2038 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2038 FundSM Institutional/FIIVX
Fidelity Income Replacement 2040 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2040 FundSM Institutional/FIIWX
Fidelity Income Replacement 2042 FundSM
Class/Ticker
Fidelity Advisor Income Replacement 2042 FundSM Institutional/FIRFX

Prospectus

September 29, 2012

Contents

Fund Summary	(Click Here)	Fidelity Income Replacement 2016 FundSM
	(Click Here)	Fidelity Income Replacement 2018 FundSM
	(Click Here)	Fidelity Income Replacement 2020 FundSM
	(Click Here)	Fidelity Income Replacement 2022 FundSM
	(Click Here)	Fidelity Income Replacement 2024 FundSM
	(Click Here)	Fidelity Income Replacement 2026 FundSM
	(Click Here)	Fidelity Income Replacement 2028 FundSM
	(Click Here)	Fidelity Income Replacement 2030 FundSM
	(Click Here)	Fidelity Income Replacement 2032 FundSM
	(Click Here)	Fidelity Income Replacement 2034 FundSM
	(Click Here)	Fidelity Income Replacement 2036 FundSM
	(Click Here)	Fidelity Income Replacement 2038 FundSM
	(Click Here)	Fidelity Income Replacement 2040 FundSM
	(Click Here)	Fidelity Income Replacement 2042 FundSM
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights
	(Click Here)	Additional Information about the Indexes

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2016 FundSM/Fidelity Advisor Income Replacement 2016 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.46%
Total annual operating expensesA	0.46%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2016.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-17.78%	18.50%	8.71%	2.15%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.48%	June 30, 2009
Lowest Quarter Return	-9.84%	December 31, 2008
Year-to-Date Return	3.34%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	2.15%	2.45%
Return After Taxes on Distributions	1.39%	1.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.44%	1.52%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Institutional Class shares.

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2018 FundSM/Fidelity Advisor Income Replacement 2018 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.51%
Total annual operating expensesA	0.51%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2018.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-20.10%	20.67%	9.82%	1.46%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	10.63%	June 30, 2009
Lowest Quarter Return	-11.12%	December 31, 2008
Year-to-Date Return	4.16%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	1.46%	2.32%
Return After Taxes on Distributions	0.72%	1.33%
Return After Taxes on Distributions and Sale of Fund Shares	1.02%	1.42%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2020 FundSM/Fidelity Advisor Income Replacement 2020 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.55%
Total annual operating expensesA	0.55%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 56
3 years	$ 176
5 years	$ 307
10 years	$ 689

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-21.90%	22.11%	10.67%	0.85%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.53%	June 30, 2009
Lowest Quarter Return	-12.11%	December 31, 2008
Year-to-Date Return	4.74%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	0.85%	2.10%
Return After Taxes on Distributions	0.13%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	0.63%	1.29%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2022 FundSM/Fidelity Advisor Income Replacement 2022 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.57%
Total annual operating expensesA	0.57%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2022.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-23.02%	23.12%	11.26%	0.36%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	-12.77%	December 31, 2008
Year-to-Date Return	5.16%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	0.36%	1.99%
Return After Taxes on Distributions	-0.32%	1.05%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.18%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2024 FundSM/Fidelity Advisor Income Replacement 2024 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.59%
Total annual operating expensesA	0.59%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2024.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-24.04%	23.89%	11.62%	0.00%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.59%	June 30, 2009
Lowest Quarter Return	-13.28%	December 31, 2008
Year-to-Date Return	5.46%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	0.00%	1.88%
Return After Taxes on Distributions	-0.67%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	0.11%	1.10%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2026 FundSM/Fidelity Advisor Income Replacement 2026 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.60%
Total annual operating expensesA	0.60%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2026.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-24.78%	24.38%	11.95%	-0.34%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.96%	June 30, 2009
Lowest Quarter Return	-13.72%	December 31, 2008
Year-to-Date Return	5.64%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-0.34%	1.70%
Return After Taxes on Distributions	-0.99%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	0.97%
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.73%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Going forward, the fund's performance will be compared to the Barclays® U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
 Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2028 FundSM/Fidelity Advisor Income Replacement 2028 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.61%
Total annual operating expensesA	0.61%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-25.43%	24.88%	12.14%	-0.57%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	-14.06%	December 31, 2008
Year-to-Date Return	5.78%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-0.57%	1.59%
Return After Taxes on Distributions	-1.22%	0.75%
Return After Taxes on Distributions and Sale of Fund Shares	-0.25%	0.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2030 FundSM/Fidelity Advisor Income Replacement 2030 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.62%
Total annual operating expensesA	0.62%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-26.04%	25.37%	12.37%	-0.79%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.34%	December 31, 2008
Year-to-Date Return	5.94%	June 30, 2012

Prospectus

Fund Summary - continued

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-0.79%	1.50%
Return After Taxes on Distributions	-1.43%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares	-0.40%	0.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2032 FundSM/Fidelity Advisor Income Replacement 2032 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses
Tax expenseA	0.12%
Remainder of other expenses	0.00%
Total other expenses	0.12%
Acquired fund fees and expenses	0.63%
Total annual operating expensesB	0.75%
Fee waiver and/or expense reimbursementA	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursementB	0.63%

A Represents excise tax liability on undistributed long-term capital gain, which Strategic Advisers or its affiliates has contractually agreed to reimburse. The obligation to reimburse this amount may not be terminated and will remain in effect until the fund is reimbursed for the full amount.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2032.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.

Prospectus

  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-26.76%	25.87%	12.52%	-0.98%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	-14.77%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-0.98%	1.37%
Return After Taxes on Distributions	-1.62%	0.48%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	0.71%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

Prospectus

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2034 FundSM/Fidelity Advisor Income Replacement 2034 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual operating expensesA	0.64%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 65
3 years	$ 205
5 years	$ 357
10 years	$ 798

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2034.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-27.66%	26.40%	12.71%	-1.21%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.28%	June 30, 2009
Lowest Quarter Return	-15.17%	December 31, 2008
Year-to-Date Return	6.11%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-1.21%	1.19%
Return After Taxes on Distributions	-1.84%	0.39%
Return After Taxes on Distributions and Sale of Fund Shares	-0.66%	0.61%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2036 FundSM/Fidelity Advisor Income Replacement 2036 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.65%
Total annual operating expensesA	0.65%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 66
3 years	$ 208
5 years	$ 362
10 years	$ 810

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2036.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-28.44%	27.01%	12.94%	-1.45%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	-15.63%	December 31, 2008
Year-to-Date Return	6.23%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-1.45%	1.07%
Return After Taxes on Distributions	-2.06%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	-0.81%	0.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.19%

A From August 30, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2038 FundSM/Fidelity Advisor Income Replacement 2038 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.66%
Total annual operating expensesA	0.66%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2038.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-29.48%	27.89%	13.21%	-1.68%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.19%	June 30, 2009
Lowest Quarter Return	-16.18%	December 31, 2008
Year-to-Date Return	6.35%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-1.68%	0.10%
Return After Taxes on Distributions	-2.31%	-0.65%
Return After Taxes on Distributions and Sale of Fund Shares	-0.96%	-0.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2040 FundSM/Fidelity Advisor Income Replacement 2040 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.67%
Total annual operating expensesA	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-29.79%	28.44%	13.67%	-1.91%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	-16.46%	December 31, 2008
Year-to-Date Return	6.55%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-1.91%	0.14%
Return After Taxes on Distributions	-2.53%	-0.60%
Return After Taxes on Distributions and Sale of Fund Shares	-1.09%	-0.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund/Class:
Fidelity Income Replacement 2042 FundSM/Fidelity Advisor Income Replacement 2042 FundSM Institutional

Investment Objective

The fund seeks total return through a combination of current income and capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.68%
Total annual operating expensesA	0.68%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

  Investing in a combination of underlying Fidelity equity funds, bond funds, and short-term funds using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2042.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon.
  Using an asset allocation among underlying Fidelity funds as of July 31, 2012, of approximately:


The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program works.

Prospectus

Fund Summary - continued

Principal Investment Risks

  The fund is not designed for the accumulation of assets prior to retirement. The fund does not provide a complete solution for a shareholder's retirement income needs.
  If you participate in the Smart Payment Program, your entire investment in the fund will be gradually liquidated over time.
  If Strategic Advisers' asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.


  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011
	-30.02%	28.91%	13.75%	-2.10%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	-16.58%	December 31, 2008
Year-to-Date Return	6.69%	June 30, 2012

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Life of classA
Institutional Class
Return Before Taxes	-2.10%	0.11%
Return After Taxes on Distributions	-2.72%	-0.62%
Return After Taxes on Distributions and Sale of Fund Shares	-1.22%	-0.28%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-1.64%

A From December 31, 2007.

Investment Adviser

Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of fund shares through the Smart Payment Program. A participating shareholder's monthly payment for a given month will consist of the fund's dividends for that month and, if such dividends are less than the dollar amount of the shareholder's monthly payment, the proceeds from the automatic sale of the appropriate number of shares of the fund required to pay the monthly payment. It is expected that the sale of fund shares generally will be required to pay shareholders' monthly payments.

The price to sell one share of Institutional Class is its NAV. A participating shareholder's shares will be automatically sold at the NAV next calculated after it is determined that the sale of fund shares will be required to pay the shareholder's monthly payment for a given month. Shareholders who do not participate in the Smart Payment Program will not have their fund shares sold automatically; shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss tax consequences that could result from participation in the Smart Payment Program.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

A fund's investment objective is intended to support the Smart Payment Program's payment strategy.

Principal Investment Strategies

Strategic Advisers invests each Fidelity Income Replacement Fund's assets in a combination of Fidelity funds: domestic and international equity funds, investment-grade and high yield bond funds, and short-term funds (underlying Fidelity funds). The Fidelity Income Replacement FundsSM differ in their asset allocations among these fund types. The asset allocation strategy for each Fidelity Income Replacement FundSM is designed to achieve a level of total return consistent with a payment strategy designed to be administered through a fund's horizon date.

Strategic Advisers allocates each Fidelity Income Replacement Fund's assets among underlying Fidelity funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon. Each Fidelity Income Replacement Fund's name refers to the year of its horizon date. The longer the period remaining to a fund's horizon date, the more aggressive the fund's asset allocation.

It is expected that each Fidelity Income Replacement FundSM will be liquidated (that is, will distribute its remaining assets to shareholders) shortly after its horizon date.

In selecting an appropriate Fidelity Income Replacement Fund, investors who elect to participate in the Smart Payment Program should consider, among other things, the period of time over which they seek to receive monthly payments.

The following table lists the underlying Fidelity funds in which each Fidelity Income Replacement Fund currently may invest and each Fidelity Income Replacement Fund's approximate asset allocation to each underlying Fidelity fund as of July 31, 2012. Strategic Advisers may change these percentages over time.

Fund Categories	Fidelity Income Replacement 2016 Fund	Fidelity Income Replacement 2018 Fund	Fidelity Income Replacement 2020 Fund	Fidelity Income Replacement 2022 Fund	Fidelity Income Replacement 2024 Fund	Fidelity Income Replacement 2026 Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2032 Fund	Fidelity Income Replacement 2034 Fund	Fidelity Income Replacement 2036 Fund	Fidelity Income Replacement 2038 Fund	Fidelity Income Replacement 2040 Fund	Fidelity Income Replacement 2042 Fund
EQUITY FUNDS Domestic Equity Funds
Fidelity Advisor® Mid Cap II Fund	2.4%	3.5%	4.4%	5.1%	5.6%	5.9%	6.1%	6.3%	6.4%	6.5%	6.6%	6.7%	6.9%	7.1%
Fidelity® Blue Chip Growth Fund	2.2%	3.3%	4.1%	4.8%	5.2%	5.5%	5.6%	5.8%	5.9%	6.0%	6.1%	6.2%	6.4%	6.6%
Fidelity Disciplined Equity Fund	2.6%	3.9%	4.9%	5.6%	6.1%	6.5%	6.7%	6.9%	7.0%	7.1%	7.3%	7.4%	7.6%	7.8%
Fidelity Equity-Income Fund	3.5%	5.2%	6.5%	7.5%	8.1%	8.6%	8.9%	9.2%	9.4%	9.5%	9.7%	9.9%	10.1%	10.3%
Fidelity Series 100 Index Fund	2.2%	3.3%	4.2%	4.8%	5.3%	5.6%	5.8%	5.9%	6.0%	6.2%	6.3%	6.4%	6.5%	6.7%
Fidelity Series Broad Market Opportunities Fund	4.0%	5.8%	7.4%	8.5%	9.2%	9.7%	10.1%	10.3%	10.6%	10.7%	10.9%	11.1%	11.4%	11.7%
Fidelity Series Small Cap Opportunities Fund	0.3%	0.5%	0.6%	0.7%	0.8%	0.8%	0.9%	0.9%	0.9%	0.9%	0.9%	1.0%	1.0%	1.0%
International Equity Fund
Fidelity International Discovery Fund	0.0%	2.3%	3.3%	4.2%	5.2%	6.0%	6.8%	7.5%	8.4%	9.2%	10.0%	10.9%	12.0%	12.8%
BOND FUNDS Investment-Grade Bond Funds
Fidelity Government Income Fund	6.8%	8.2%	7.4%	6.9%	6.5%	6.1%	5.9%	5.7%	5.5%	5.4%	5.3%	5.1%	5.1%	5.1%
Fidelity Strategic Real Return Fund	6.8%	8.5%	7.7%	7.2%	6.7%	6.4%	6.1%	6.0%	5.7%	5.6%	5.5%	5.4%	5.3%	5.2%
Fidelity Total Bond Fund	20.4%	24.8%	22.6%	20.9%	19.7%	18.7%	17.9%	17.4%	16.7%	16.3%	16.0%	15.7%	15.4%	15.3%
High Yield Bond Funds
Fidelity Capital & Income Fund	0.0%	0.0%	1.1%	1.6%	1.9%	2.1%	2.3%	2.4%	2.5%	2.7%	2.8%	2.9%	3.1%	3.3%
Fidelity Strategic Income Fund	0.0%	0.0%	1.1%	1.5%	1.8%	2.1%	2.2%	2.4%	2.5%	2.6%	2.7%	2.9%	3.1%	3.2%
SHORT-TERM FUNDS
Fidelity Institutional Money Market: Money Market Portfolio	28.1%	15.3%	12.3%	10.3%	8.9%	8.0%	7.3%	6.6%	6.2%	5.6%	4.9%	4.2%	3.0%	1.9%
Fidelity Short-Term Bond Fund	20.7%	15.4%	12.4%	10.4%	9.0%	8.0%	7.4%	6.7%	6.3%	5.7%	5.0%	4.2%	3.1%	2.0%

Strategic Advisers intends to manage each Fidelity Income Replacement Fund according to its asset allocation strategy, and does not intend to trade actively among underlying Fidelity funds or to attempt to capture short-term market opportunities. However, Strategic Advisers may modify the asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, Strategic Advisers may invest a Fidelity Income Replacement Fund's assets directly in securities for a period of time.

Prospectus

The following chart illustrates each Fidelity Income Replacement Fund's approximate current asset allocation among underlying equity funds, bond funds, and short-term funds. The chart also illustrates how these allocations may shift over time. The Fidelity Income Replacement Funds' target asset allocations may differ from this illustration.

Description of Underlying Fidelity Funds

For any underlying Fidelity fund that offers only Advisor classes of shares, each Fidelity Income Replacement Fund will purchase Institutional Class shares.

Although the underlying Fidelity funds are categorized generally as equity, bond, and short-term funds, many of the underlying Fidelity funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following is a brief description of the underlying Fidelity funds. More detailed information about each underlying Fidelity fund is available in each fund's prospectus.

Domestic Equity Funds

Fidelity Advisor® Mid Cap II Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

Fidelity Disciplined Equity Fund seeks capital growth. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.

Fidelity Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities.


Fidelity Series 100 Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies. Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in common stocks included in the S&P 100® Index.

Fidelity Series Broad Market Opportunities Fund seeks capital appreciation. FMR normally allocates the fund's assets among Fidelity equity sector central funds that provide exposure to different sectors of the U.S. stock market. Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.

Fidelity Series Small Cap Opportunities Fund seeks capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index).

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Fund Basics - continued

International Equity Fund

Fidelity International Discovery Fund seeks long-term growth of capital. FMR normally invests the fund's assets primarily in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

Investment-Grade Bond Funds

Fidelity Government Income Fund seeks a high level of current income, consistent with preservation of principal. FMR normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Fidelity Strategic Real Return Fund seeks real return consistent with reasonable investment risk. In seeking real return, FMR expects to allocate the fund's assets among four general investment categories: inflation-protected debt securities, floating rate loans, commodity-linked notes and related investments, and real estate investment trusts (REITs) and other real estate related investments.

Fidelity Total Bond Fund seeks a high level of current income. FMR normally invests at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities.

High Yield Bond Funds

Fidelity Capital & Income Fund seeks to provide a combination of income and capital growth. FMR has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities, but expects to invest the majority of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity Strategic Income Fund seeks a high level of current income. The fund may also seek capital appreciation. FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

Short-Term Funds

Fidelity Institutional Money Market: Money Market Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. FMR invests the fund's assets in the highest quality U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.

Fidelity Short-Term Bond Fund seeks to obtain a high level of current income consistent with preservation of capital. FMR normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Principal Investment Risks

The Fidelity Income Replacement FundsSM are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Fidelity Income Replacement Funds are not designed for the accumulation of assets prior to retirement and do not provide a complete solution for a shareholder's retirement income needs. If you participate in the Smart Payment Program, your entire investment in a Fidelity Income Replacement Fund will be gradually liquidated over time.

Many factors affect each Fidelity Income Replacement Fund's performance. Each Fidelity Income Replacement Fund's share price changes daily based on the performance of the underlying Fidelity funds in which it invests. The ability of each Fidelity Income Replacement Fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity funds and the ability of those funds to meet their investment objectives. If Strategic Advisers' asset allocation strategy does not work as intended, a Fidelity Income Replacement Fund may not achieve its objective. If a Fidelity Income Replacement Fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a Fidelity Income Replacement Fund's performance:

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Commodity-linked instruments may react differently from other types of debt securities because the payment at maturity is based on the movement of all or part of the commodities or commodities index.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities tend to be particularly sensitive to these changes.

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Fund Basics - continued

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked notes may be leveraged. For example, the price of a three-times leveraged note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect a Fidelity Income Replacement Fund's performance and the fund may not achieve its investment objective.

It is expected that each Fidelity Income Replacement Fund will be liquidated shortly after its horizon date. However, a Fidelity Income Replacement Fund may be liquidated prior to its horizon date. If this happens, shareholders who are participating in the Smart Payment Program will stop receiving monthly payments and the Fidelity Income Replacement Fund will distribute its remaining assets to shareholders.

Prospectus

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

Each of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund seeks total return through a combination of current income and capital growth.

Valuing Shares

Each fund is open for business each day the NYSE is open.

A class's NAV is the value of a single share. Fidelity normally calculates the class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the class's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Shares of underlying Fidelity funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity funds' prospectuses and statements of additional information (SAIs). Each fund's NAV is calculated using the values of the underlying Fidelity funds in which it invests.

To the extent that underlying Fidelity fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity fund assets may not occur on days when a fund is open for business.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Subject to certain limited exceptions described below, Fidelity Income Replacement 2016 Fund no longer accepts investments in Institutional Class shares. Existing Fidelity Income Replacement 2016 Fund Institutional Class shareholders may continue (i) to hold their Institutional Class shares (including any Institutional Class shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on Institutional Class shares (including through the Directed Dividends option).

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Each Fidelity Income Replacement Fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, you may invest in a Fidelity Income Replacement Fund without participating in the Smart Payment Program, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the Smart Payment Program. Not all intermediaries offer the Smart Payment Program to their customers, and an investment in a Fidelity Income Replacement Fund may not be appropriate for shareholders who do not participate in the Smart Payment Program.

Shareholders who hold a Fidelity Income Replacement Fund within a retirement account and who elect to participate in the Smart Payment Program should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59 1/2 or plan to use the Smart Payment Program, in whole or in part, to meet their annual minimum required distribution. In addition, use of the Smart Payment Program may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

You should include the following information with any order to buy, sell, or exchange shares:

  Your name;
  Your account number;
  Name of fund whose shares you want to buy or sell; and
  Dollar amount or number of shares you want to buy or sell.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

Excessive Trading Policy

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of each fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the funds' excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, each fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Prospectus

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

Each fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the funds' excessive trading policy). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

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Shareholder Information - continued

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The price to buy one share of Institutional Class is its NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you elect to participate in the Smart Payment Program and you buy additional shares of a fund, note the following:

  Buying additional shares of a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the Smart Payment Program should refer to "Account Features and Policies" below for information about the automatic sale of their fund shares through the Smart Payment Program.

The price to sell one share of Institutional Class is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address;
  When you are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

If you elect to participate in the Smart Payment Program and you sell shares of a fund, note the following:

  Selling shares of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums and in the five years preceding a Fidelity Income Replacement Fund's horizon date, when the minimum balance will be waived.

Prospectus

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if Strategic Advisers determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in Strategic Advisers' judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

If you elect to participate in the Smart Payment Program and you exchange shares of a fund, note the following:

  Exchanging out of a Fidelity Income Replacement Fund generally will decrease the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.
  Exchanging into a Fidelity Income Replacement Fund generally will increase the dollar amount of your monthly payments from the fund because the dollar amount of your monthly payments is based on both the monthly target payment amount and the number of fund shares you hold.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The Fidelity Income Replacement Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time.

Each Fidelity Income Replacement Fund's investment objective is intended to support a payment strategy designed to be administered through its horizon date.

The payment strategy for each Fidelity Income Replacement Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. However, shareholders may invest in a Fidelity Income Replacement Fund and not participate in the Smart Payment Program.

Smart Payment Program. The Smart Payment Program is an optional account feature designed to enable shareholders to receive from a Fidelity Income Replacement Fund monthly payments that have the potential to keep pace with inflation.

A shareholder's participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in a Fidelity Income Replacement Fund by its horizon date.

Participation in the Smart Payment Program is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the Smart Payment Program will not have their shares redeemed automatically as described below, but will receive monthly dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the Smart Payment Program should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

The information that follows is a summary of how the Smart Payment Program works. For a complete description of the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Prospectus

Shareholder Information - continued

Fidelity Smart Payment Program To receive monthly payments from your Institutional Class account in a Fidelity Income Replacement Fund
Minimum Initial
Not applicable
Minimum Additional
Not applicable
Frequency
Monthly
Procedures

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in a new account, complete the appropriate section on the application.

• To set up the Fidelity Smart Payment Program for an investment in a Fidelity Income Replacement Fund in existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.

• To suspend your participation in the Fidelity Smart Payment Program for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Based on its quantitative analysis of historical market returns and certain other factors, Strategic Advisers has determined a schedule of annual target payment rates that is designed, but not guaranteed, to enable aggregate monthly payments from a Fidelity Income Replacement Fund to keep pace with inflation over its time horizon. Strategic Advisers has designed the Smart Payment Program to operate in conjunction with each fund's asset allocation strategy to produce a stream of payments that keeps pace with inflation over the fund's time horizon. Although the annual target payment rates are designed to enable aggregate monthly payments to keep pace with inflation over each fund's time horizon, monthly payments may be greater than or less than the rate of inflation in any given year. A Fidelity Income Replacement Fund's annual target payment rate will increase as a fund approaches its horizon date. The following table sets forth Strategic Advisers' current schedule of annual target payment rates:

Years to Horizon Date*	Annual Target Payment Rate (%)
35	4.75
34	4.81
33	4.87
32	4.94
31	5.01
30	5.09
29	5.18
28	5.27
27	5.38
26	5.50
25	5.63
24	5.77
23	5.93
22	6.10
21	6.30
20	6.51
19	6.75
18	7.01
17	7.31
16	7.65
15	8.03
14	8.47
13	8.98
12	9.58
11	10.29
10	11.15
9	12.20
8	13.52
7	15.23
6	17.53
5	20.74
4	25.59
3	33.79
2	50.35
1	100.00

* As of January 1 of the current calendar year.

Annual target payment rates may differ from those shown above.

Prospectus

The following series of hypothetical examples is designed to illustrate how Fidelity will calculate the dollar amount of a shareholder's monthly payment for a given calendar year. The hypothetical examples assume that a shareholder participates in the Smart Payment Program for the entire calendar year.

First, Fidelity will determine an annual target payment amount for each class of a Fidelity Income Replacement Fund by multiplying the applicable annual target payment rate by the class's NAV at the end of the previous calendar year (actual numbers will vary):

ANNUAL TARGET PAYMENT RATE		CLASS'S YEAR-END NAV		CLASS'S ANNUAL TARGET PAYMENT
6%	x	$ 50 PER SHARE	=	$ 3 PER SHARE

Second, Fidelity will determine a monthly target payment amount for each class of a Fidelity Income Replacement Fund by dividing the class's annual target payment amount by 12 (actual numbers will vary):

CLASS'S ANNUAL TARGET PAYMENT AMOUNT				CLASS'S MONTHLY TARGET PAYMENT AMOUNT
$ 3 PER SHARE	÷	12	=	$ 0.25 PER SHARE

Third, Fidelity will determine the dollar amount of a shareholder's monthly payment by multiplying the number of shares of the class the shareholder owns by the class's monthly target payment amount (actual numbers will vary):

NUMBER OF CLASS SHARES HELD		CLASS'S MONTHLY TARGET PAYMENT AMOUNT		MONTHLY PAYMENT
5,000	x	$ 0.25 PER SHARE	=	$ 1,250

The dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except that in the year of a Fidelity Income Replacement Fund's horizon date the final monthly payment may vary in connection with the liquidation of the fund. Actual monthly payments may vary slightly due to rounding. Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments.

Each month that a shareholder participates in the Smart Payment Program, the amount of a Fidelity Income Replacement Fund's declared dividends for that month will be compared to the dollar amount of the shareholder's monthly payment for that month. This comparison determines the composition of the shareholder's monthly payment - that is, whether a portion of the monthly payment will come from the automatic sale of shares, or, whether the entire monthly payment will come from dividends.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are less than the dollar amount of a shareholder's monthly payment for that month, then a portion of the monthly payment will come from the automatic sale of the appropriate number of shares needed to pay the monthly payment. Shareholders who elect to participate in the Smart Payment Program authorize the automatic sale of their shares for this purpose. To the extent that shares are automatically sold over the course of a calendar year, the monthly target payment amount will be adjusted upward so that the dollar amount of the shareholder's monthly payments for that calendar year will remain the same. The following hypothetical example illustrates this scenario (actual numbers will vary):

		MONTH 1	MONTH 2
	NUMBER OF CLASS SHARES HELD	5,000	4,990
x	CLASS'S MONTHLY TARGET PAYMENT AMOUNT	$ 0.25 PER SHARE	$ 0.2505 PER SHARE
=	MONTHLY PAYMENT	$ 1,250	$ 1,250
	AMOUNT OF DIVIDENDS	$ 750
	DIFFERENCE	-$ 500
	PROCEEDS FROM AUTOMATIC SALE OF CLASS SHARES	$ 500
÷	CLASS'S NAV	$ 50
=	NUMBER OF CLASS SHARES AUTOMATICALLY SOLD	10

It is expected that the redemption of a Fidelity Income Replacement Fund's shares generally will be required to pay shareholders' monthly payments.

If the amount of a Fidelity Income Replacement Fund's dividends for a given month are equal to or greater than the dollar amount of a shareholder's monthly payment for that month, then the entire monthly payment will come from dividends. Any dividends in excess of the monthly payment will be automatically reinvested in additional shares of the same class of the Fidelity Income Replacement Fund. Shareholders who elect to participate in the Smart Payment Program authorize the automatic reinvestment (purchase) of their shares for this purpose.

You should note the following regarding the automatic sale of shares through the Smart Payment Program:

  Institutional Class shares will be automatically sold at the NAV next calculated after it is determined that the redemption of shares will be required to pay a shareholder's monthly payment for a given month.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed monthly payment checks.
  If you elect to receive monthly payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Smart Payment Program will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Prospectus

Shareholder Information - continued

Your monthly payments will be paid in cash.

A Fidelity Income Replacement Fund's capital gain distributions are not counted toward the monthly payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Smart Payment Program.

The dollar amount of the monthly payments that a shareholder receives through investment in a Fidelity Income Replacement Fund and participation in the Smart Payment Program will depend on, among other factors, the annual target payment rate and the investment performance of and amount invested in a Fidelity Income Replacement Fund. Therefore, the dollar amount of a shareholder's monthly payments through the Smart Payment Program generally will fluctuate from one year to the next.

The monthly target payment amount may change slightly over the course of a calendar year (as the hypothetical example above illustrates). However, the dollar amount of a shareholder's monthly payments will remain the same each month of a given calendar year, except in the year of a Fidelity Income Replacement Fund's horizon date, when the final monthly payment may vary in connection with the liquidation of the fund.

Buying additional shares of a Fidelity Income Replacement Fund or selling shares outside of the Smart Payment Program generally will increase or decrease, respectively, the dollar amount of a shareholder's monthly payments because the dollar amount of a shareholder's monthly payments is based on both the monthly target payment amount and the number of shares held.

The following features may also be available to buy and sell shares of a fund. Visit www.advisor.fidelity.com or contact your investment professional for more information. A shareholder who elects to participate in the Smart Payment Program may not want to set up an automatic investment, withdrawal, or exchange program because such programs may interfere with the Smart Payment Program.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

• To transfer money between a bank account and your fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of shares.
- Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance. Each Fidelity Income Replacement Fund will waive the minimum balance in the five years preceding its horizon date.

Prospectus

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each Fidelity Income Replacement Fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fidelity Income Replacement Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each Fidelity Income Replacement Fund normally pays dividends monthly and pays capital gain distributions in September and December.

Shareholders who elect to participate in the Smart Payment Program should refer to "Account Features and Policies" above for information about how their distributions are handled through the Smart Payment Program.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Smart Payment Program (including shareholders who suspend their participation in the Smart Payment Program for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including automatic sales of shares through the Smart Payment Program and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Smart Payment Program should consult their tax adviser to discuss additional tax consequences that could result from participation in the Smart Payment Program.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is each Fidelity Income Replacement Fund's investment manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager.

As of December 31, 2011, Strategic Advisers had approximately $261.7 billion in discretionary assets under management.

As of December 31, 2011, FMR had approximately $1.0 billion in discretionary assets under management.

As the manager, Strategic Advisers administers the asset allocation program for each Fidelity Income Replacement Fund.

Strategic Advisers is responsible for handling the business affairs for each Fidelity Income Replacement Fund.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's (except Fidelity Series 100 Index Fund's) investments and handling each fund's business affairs.

Geode, at One Post Office Square, 28th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for Fidelity Series 100 Index Fund (underlying Fidelity Stock Index Fund). Geode chooses the underlying Fidelity Stock Index Fund's investments and places orders to buy and sell the underlying Fidelity Stock Index Fund's investments.

As of February 29, 2012, Geode had approximately $114.4 billion in discretionary assets under management.

Andrew Dierdorf is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Dierdorf and Sharpe.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each Fidelity Income Replacement Fund does not pay a management fee to Strategic Advisers.

Strategic Advisers receives no fee for handling the business affairs for each Fidelity Income Replacement Fund and pays the expenses of each Fidelity Income Replacement Fund with limited exceptions.

The basis for the Board of Trustees approving the management contract for each Fidelity Income Replacement Fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2012.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), may receive from Strategic Advisers, FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services, and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from Strategic Advisers or FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers or FMR may use its past profits or its resources from any other source to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

If payments made by Strategic Advisers or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of the annual report is available upon request.

Fidelity Advisor Income Replacement 2016 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.861	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	.836	3.054	3.530	(3.686)	(2.231)
Total from investment operations	1.697	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.862)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B,C	3.48%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.74%	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	44%	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2018 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.891	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	.915	3.668	3.761	(4.121)	(2.474)
Total from investment operations	1.806	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.888)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(1.086)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B,C	3.71%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.82%	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 470	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	44%	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2020 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.917	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	.874	4.141	3.916	(4.477)	(2.702)
Total from investment operations	1.791	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.918)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(1.101)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	3.68%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	35%	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2022 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	.850	4.428	3.995	(4.749)	(2.854)
Total from investment operations	1.750	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.899)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(1.070)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	3.62%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.84%	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	43%	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2024 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.944	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	.763	4.671	4.032	(5.022)	(2.896)
Total from investment operations	1.707	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.919)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(1.087)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total Return B, C	3.53%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.91%	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	65%	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2026 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.912	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	.712	4.852	4.092	(5.188)	(3.107)
Total from investment operations	1.624	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.908)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(1.064)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	3.39%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.80%	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	60%	25%	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2028 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.916	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	.678	4.967	4.116	(5.340)	(3.106)
Total from investment operations	1.594	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.920)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(1.074)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	3.30%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.88%	1.90%	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	46%	17%	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2030 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.936	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	.607	5.058	4.184	(5.402)	(3.241)
Total from investment operations	1.543	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.916)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(1.063)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	3.22%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.93%	1.88%	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	50%	24%	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2032 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.835	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	.619	5.109	4.145	(5.552)	(3.335)
Total from investment operations	1.454	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.889)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(1.725)	(.190)	(.105)	(.710)	(.190)
Total distributions	(2.614)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	3.10%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.00%F	.00%F	.00%F	.00% A, F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.76%	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	37%	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2034 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.904	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	.504	5.226	4.185	(5.753)	(3.439)
Total from investment operations	1.408	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.907)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(1.048)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	2.97%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.01%	.00% A
Net investment income (loss)	1.89%	1.92%	1.98%	2.71%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	34%	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2036 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.873	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	.452G	5.291	4.186	(6.123)	(3.466)
Total from investment operations	1.325	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.908)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(1.045)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	2.82%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	62%	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 30, 2007 (commencement of operations) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Fidelity Advisor Income Replacement 2038 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.973	.848	.974	.511
Net realized and unrealized gain (loss)	.377	5.328	4.188	(6.111)	(4.814)
Total from investment operations	1.234	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.880)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(1.014)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	2.68%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.84%	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	57%	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Fidelity Advisor Income Replacement 2040 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.865	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	.327	5.616	4.302	(6.238)	(4.818)
Total from investment operations	1.192	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.900)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(1.032)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	2.58%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.89%	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	63%	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Fidelity Advisor Income Replacement 2042 Fund - Institutional Class

Years ended July 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.896	.874	.855	.918	.504
Net realized and unrealized gain (loss)	.275	5.725	4.281	(6.132)	(4.848)
Total from investment operations	1.171	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.909)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(1.041)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	2.54%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.91%	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	40%	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Prospectus

Appendix - continued

Additional Information about the Indexes

Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) - agency fixed-rate and hybrid ARM pass-throughs - asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).

S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Smart Payment Program, Fidelity, Fidelity Advisor, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity Advisor Income Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, Fidelity Advisor Income Replacement 2042 Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Income Replacement Fund, and Fidelity Income Replacement Funds are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

1.848182.106 ARWI-PRO-0912

Fund	Class A	Class T	Class C	Institutional Class
Fidelity Advisor Income Replacement 2016 FundSM	FRJAX	FRJTX	FRJCX	FRJIX
Fidelity Advisor Income Replacement 2018 FundSM	FRKAX	FRKTX	FRKCX	FRKIX
Fidelity Advisor Income Replacement 2020 FundSM	FILAX	FILTX	FILCX	FILIX
Fidelity Advisor Income Replacement 2022 FundSM	FRAMX	FRTMX	FRCMX	FRIMX
Fidelity Advisor Income Replacement 2024 FundSM	FRNAX	FRNTX	FRNCX	FRNIX
Fidelity Advisor Income Replacement 2026 FundSM	FIOAX	FIOTX	FIOCX	FIOIX
Fidelity Advisor Income Replacement 2028 FundSM	FARPX	FTRPX	FCRPX	FRAPX
Fidelity Advisor Income Replacement 2030 FundSM	FRQAX	FRQTX	FRQCX	FRQIX
Fidelity Advisor Income Replacement 2032 FundSM	FIARX	FTIRX	FICRX	FIIRX
Fidelity Advisor Income Replacement 2034 FundSM	FARSX	FTRSX	FCRSX	FRASX
Fidelity Advisor Income Replacement 2036 FundSM	FURAX	FURTX	FURCX	FURIX
Fidelity Advisor Income Replacement 2038 FundSM	FARVX	FTRVX	FCRVX	FIIVX
Fidelity Advisor Income Replacement 2040 FundSM	FARWX	FTRWX	FCRWX	FIIWX
Fidelity Advisor Income Replacement 2042 FundSM	FARFX	FITTX	FCRFX	FIRFX

Fidelity Advisor Income Replacement 2016 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2016 FundSM; Fidelity Advisor Income Replacement 2018 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2018 FundSM; Fidelity Advisor Income Replacement 2020 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2020 FundSM; Fidelity Advisor Income Replacement 2022 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2022 FundSM; Fidelity Advisor Income Replacement 2024 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2024 FundSM; Fidelity Advisor Income Replacement 2026 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2026 FundSM; Fidelity Advisor Income Replacement 2028 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2028 FundSM; Fidelity Advisor Income Replacement 2030 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2030 FundSM; Fidelity Advisor Income Replacement 2032 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2032 FundSM; Fidelity Advisor Income Replacement 2034 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2034 FundSM; Fidelity Advisor Income Replacement 2036 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2036 FundSM; Fidelity Advisor Income Replacement 2038 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2038 FundSM; Fidelity Advisor Income Replacement 2040 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2040 FundSM; and Fidelity Advisor Income Replacement 2042 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2012

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated September 29, 2012, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

ARW/ARWI-PTB-0912
1.848189.106


TABLE OF CONTENTS

	PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Adviser	(Click Here)
Management Contracts	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Futures, Options, and Swaps" on page (Click Here).

Notwithstanding the foregoing investment limitations, the underlying Fidelity funds in which a fund may invest have adopted certain investment limitations that may be more or less restrictive than those listed above, thereby permitting a fund to engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations of each underlying Fidelity fund are set forth in its SAI.

In accordance with its investment program as set forth in the prospectus, each fund may invest more than 25% of its assets in any one underlying Fidelity fund. Although each fund does not intend to concentrate its investments in a particular industry, a fund may indirectly concentrate in a particular industry or group of industries through its investments in one or more underlying Fidelity funds.

Investment Practices of the Fidelity Income Replacement FundsSM

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each Fidelity Income Replacement FundSM will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indices (for funds that seek commodities exposure), and some are based on indices of securities prices (including foreign indices for funds that seek foreign exposure). Futures on indices and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indices of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or over-the-counter (OTC). The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.


A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder, with respect to each fund's operation. Accordingly, neither the fund nor its advisor is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), a Fidelity fund may lend money to, and borrow money from, other funds advised by Fidelity Management & Research Company (FMR) or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Large Shareholders. A fund may experience large redemptions or investments due to transactions in fund shares by large shareholders. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when investors own a substantial portion of a fund's shares, a large redemption could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a significant investor purchases, redeems, or owns a substantial portion of the fund's shares. When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies. Each Fidelity Income Replacement FundSM reserves the right to invest without limitation in Money Market Portfolio for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Investment Practices of the Underlying Fidelity Funds

The following pages contain more detailed information about types of instruments in which an underlying Fidelity fund may invest, techniques an underlying Fidelity fund's adviser (or a sub-adviser) may employ in pursuit of the underlying Fidelity fund's investment objective, and a summary of related risks. An underlying Fidelity fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the underlying Fidelity fund achieve its goal. However, an underlying Fidelity fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the underlying Fidelity fund.

Affiliated Bank Transactions. A Fidelity fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity funds and other advisory clients only) shares of Fidelity central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of a Fidelity fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, FMR may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Country or Geographic Region. Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments, selected to track a particular index or other benchmark.

Typically, ETF shares are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks (typically, 50,000 shares) often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated NAV. ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in OTC markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, "borrowers") incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower's demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time FMR and its affiliates may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fidelity fund or acquire floating rate loans from a Fidelity fund, or may be intermediate participants with respect to floating rate loans owned by a Fidelity fund. These banks also may act as agents for floating rate loans that a Fidelity fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the "agent") for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser's rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a fund and the borrower, if the participation interest does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit ("cap") or lower ("floor").

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. A fund will cover its exposure to foreign currency transactions with liquid assets in compliance with applicable requirements. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. Fidelity funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indices (for funds that seek commodities exposure), and some are based on indices of securities prices (including foreign indices for funds that seek foreign exposure). In addition, some currently available futures contracts are based on Eurodollars. Positions in Eurodollar futures reflect market expectations of forward levels of three-month LIBOR rates. Futures on indices and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as an FCM, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the FCM of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is also required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indices of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except equity index funds). Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term. Most swap agreements are currently traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), asset swaps (e.g., where parties combine the purchase or sale of a bond with an interest rate swap), total return swaps, and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which a fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. A fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Swap Agreements (equity index funds only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay a fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, a fund would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with its applicable index. Although there can be no assurance that a fund will be able to do so, a fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In order to cover its outstanding obligations to a swap counterparty, a fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index (CPI).

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total ReturnSM.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the instrument or measure to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. In calculating a fund's dividends, index-based adjustments may be considered income.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investments by Funds of Funds or Other Large Shareholders. Certain funds and accounts that are managed by FMR or its affiliates (including funds of funds) invest in other funds and may at times have substantial investments in one or more other funds.

A fund may experience large redemptions or investments due to transactions in fund shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund's performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund's brokerage and/or other transaction costs. In addition, when funds of funds or other investors own a substantial portion of a fund's shares, a large redemption by a fund of funds could cause actual expenses to increase, or could result in the fund's current expenses being allocated over a smaller asset base, leading to an increase in the fund's expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity® Capital & Income Fund, Fidelity® Strategic Income Fund, Fidelity Strategic Real Return Fund, and Fidelity Total Bond Fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For a Fidelity fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

A fund may seek to earn additional income by using a trading strategy (commonly known as "mortgage dollar rolls" or "reverse mortgage dollar rolls") that involves selling (or buying) mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction, a fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities Lending. A Fidelity fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate. Fidelity funds for which Geode serves as sub-adviser will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the NAV of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if a fund's adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Fidelity funds that employ this strategy generally intend to hedge no more than 15% of total assets with short sales on equity securities underlying convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider in determining whether to purchase or hold a security supported by such enhancement. In addition, an adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones-UBS Commodity Index Total ReturnSM, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note may be worth $70 if the commodity index decreased by 10 percent.

Temporary Defensive Policies. In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund's adviser may take into account normal settlement periods.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

A fund may also engage in purchases or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession. Certain economies in emerging market countries have recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual.

Canada.

Political. Canada's parliamentary system of government is, in general, stable. Quebec does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated. If a referendum about the independence of Quebec were successful, the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The U.S. is Canada's largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the U.S., Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

Economic growth has recently slowed down in certain sectors of the Canadian economy. The Canadian economy suffered from a recession due to the recent global economic crisis. The weaker economy has resulted in lower tax collections and in additional support being provided to Canadians through higher employment insurance benefits, which have resulted in an increased budget deficit. While the Canadian economy has shown signs of recovery from this recession, although such recovery, if sustained, may be gradual and growth forecasts remain modest due to ongoing fiscal withdrawal and the effects of the economic slowdown in the U.S. The strength of the Canadian dollar against the U.S. dollar may negatively affect Canada's ability to export.

Europe. The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or with which candidates for EMU membership are required to comply. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the U.S. and could pose political risk. Many EU nations are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy, and Spain. One or more member states might exit the EU, placing its currency and banking system in jeopardy. The EU currently faces major issues involving its membership, structure, procedures and policies; including the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states that were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. Also, Russia may be opposed to the expansion of the EU to members of the former Soviet bloc and may, at times, take actions which negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Italy, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which are still yet unknown and are slowing the overall recovery of the European economies from the recent global economic crisis and could cause another recession. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Assistance may be dependent on a country's implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a fund's European investments. Furthermore, the negative outlook on many European financial institutions may limit available credit and, in turn, economic growth.

Certain of the larger European economies have shown limited signs of recovery from the last recession and new signs of economic weakness further threaten a potential recovery. Significant risks to growth remain, including, high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. New members of the EU, which are generally less economically stable, may have been more impacted by the global economic crisis than other members. In response to the crisis, many countries in Europe instituted various measures to temporarily increase liquidity. In the wake of the crisis, countries will need to make different economic and political decisions in order to restore economies to sustainable growth and fiscal paths. Also, a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU. Greater regulation is expected in the near future, but the exact nature and effect of this regulation is still unknown.

Currency. Investing in euro-denominated (or other European currencies-denominated) securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. In addition, it is possible that the euro could be abandoned in the future by countries that have already adopted its use, the effects of such an abandonment on the applicable country and the rest of the EMU are uncertain but could be negative. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Currencies have become more volatile, subjecting a fund's foreign investments to additional risks.

Nordic Countries. The Nordic countries relate to European integration in different ways. Norway and Iceland are outside the EU, although they are members of the European Economic Area. Denmark, Finland, and Sweden are all EU members, but only Finland is a member of the euro zone. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Economic growth in many Nordic countries continues to be constrained by tight labor markets and adverse global economic conditions. The economic recovery recently exhibited by certain Nordic countries may be limited or hindered by the overall weak global economic recovery.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation, and confiscatory taxation.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

In some of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of Western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of banking and securities infrastructure to handle such trading and a legal tradition that does not recognize rights in private property. Credit and debt issues and other economic difficulties affecting Western Europe and its financial institutions can negatively affect Eastern European countries.

Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital. The recent global economic crisis restricted international credit supplies and several Eastern European economies faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.

Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the U.S. and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy fell into another recession as a result of the recent global economic crisis.

While Japan experienced an increase in exports relative to recent years, the rate of export growth has since slowed and the rapid appreciation in the value of the yen has negatively impacted Japan's exports. This economic recession was likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy.

Japan's recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan's financial markets have fluctuated dramatically. The government has injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the natural disaster's impact on Japan's economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system continues to exist. Currently, Japanese banks are facing difficulties generating profits. Currency fluctuations may also significantly affect Japan's economy.

Asia Pacific Region (ex Japan). Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region. In addition, the Asia Pacific geographic region has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the economy of any country in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. High food, fuel and other commodities' prices as well as volatile capital inflows may pose challenges to countries in this region in the near future.

The recent global economic crisis spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, although such recovery, if sustained, may be gradual.

The Republic of Korea (South Korea). Investors should be aware that investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea had begun to improve in the past few years, recent developments are troubling. As a result, these relations still remain tense and the possibility of military action between the two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. The Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. For example, the recent global financial crisis led to large capital outflows from South Korea, which caused the deterioration of the Korean currency, domestic asset markets, and credit conditions. The South Korean economy, beginning in 2009, has shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. The South Korean economy's long-term challenges include a rapidly aging population, inflexible labor market, and overdependence on manufacturing exports to drive economic growth. Investing in South Korea also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

The recent global economic crisis caused a marked slowdown in economic growth in the region, leading the local governments, especially the Chinese government, to take unprecedented steps to shore up economic growth and prevent widespread unemployment. Although China has experienced economic growth, there may be signs of overheating in certain sectors of the Chinese markets, such as equities and real estate. Demand for Chinese exports by Western countries, including the U.S. and Europe, may weaken due to the effects of relative limited economic growth in Western countries. The Chinese government continues to maintain certain of these measures and may introduce more in the future, including measures intended to control growth.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People's Republic of China. The government of the People's Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China's economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China's economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

At times, China's economy has been subject to the risks of overheating, which leads to the government's attempt to slow down the pace of growth through administrative measures. The recent global economic crisis, however, changed this course for some time, as China's economic growth fell, together with its exports and foreign investments in the country, and China entered a recession. The Chinese economy then showed strong signs of recovery from this recession, but a recovery of China's trading partners may also be necessary to sustain China's continued growth and measures to control growth may be adopted again. In the short term, China's economy faces problems of inflation and local government debt, which swelled as a result of stimulus policies enacted during the recession. Over the long term, China's aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap, which all carry political and economic implications, are among the country's major challenges.

As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

China continues to limit direct foreign investments generally in industries deemed important to national interests. Foreign investment in domestic securities are also subject to substantial restrictions. Some believe that China's currency is undervalued. Currency fluctuations could significantly affect China and its trading partners. China's currency remains pegged to the U.S. dollar, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong's autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. The recent global economic crisis brought Hong Kong's economy into recession. Hong Kong's economy has shown signs of recovery from this recession as a result of the measures taken by the Chinese government to shore up economic growth. In addition, the Hong Kong government has also recently taken measures to encourage economic growth. The impact of these measures on Hong Kong's economy is unpredictable. There may be signs of overheating in certain sectors of the economy, such as equities and real estate.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People's Republic of China. Beijing has long deemed Taiwan a part of the "one China" and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia's great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Significantly, Taiwan and China recently entered into agreements covering banking, securities, and insurance. Closer economic links with the mainland brings greater opportunities for the Taiwanese economy, but also poses new challenges. For example, foreign direct investment in China has resulted in Chinese import substitution away from Taiwan's exports and a restriction of potential job creation in Taiwan. As a result of the recent global economic crisis, the demand for exports decreased and Taiwan entered into a recession. Taiwan's economy has recently shown signs of recovery from this recession, although such recovery, if sustained, may be gradual. Investing in Taiwan also involves the possibility of the imposition of exchange controls, which may include restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies.

India. The value of a fund's investments in Indian securities may be affected by, among other things, political developments, changes in government regulation and government intervention, high rates of inflation or interest rates, and civil unrest and geopolitical conflicts, such as tensions with Pakistan. In addition, the Indian economy is heavily dependent on exports and is vulnerable to any weakening in global demand for these products and currency fluctuations. The Indian economy continued experiencing the effects of the global economic crisis.

Recently, however, the Indian economy has shown signs of recovery, although such recovery, if sustained, may be gradual. Restrictions or controls applicable to foreign investment in the securities of issuers in India may also adversely affect a fund's investments within the country. The availability of financial instruments with exposure to Indian financial markets may be substantially limited by restrictions on foreign investors. Foreign investors are required to observe certain investment restrictions, including limits on shareholdings, which may limit a fund's ability to invest in issuers or to fully pursue its investment objective. These restrictions may also have the effect of reducing demand for or limiting the liquidity of such investments. There can be no assurance that the Indian government will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign investors in such a way that may adversely affect the ability of a fund to repatriate their income and capital.

Shares of many Indian issuers are held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances of securities by Indian issuers in which a fund has invested could dilute the investments of existing shareholders and could adversely affect the market price of such securities. Sales of securities by such issuer's major shareholders may also significantly and adversely affect other shareholders. Moreover, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.

Indonesia. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. These problems may limit the country's ability to contain the increasingly severe and negative impact of the recent global economic crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Slow budgetary disbursements have created challenges for government programs related to infrastructure, secondary education, and certain social policies. In addition, rising global commodity prices present risks to Indonesia's growth potential. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth.

Thailand. Thailand has a well-developed infrastructure and a free-enterprise economy, and welcomes foreign investment. Increased consumption and investment spending and strong export growth continues to sustain high GDP growth. Bangkok has pursued preferential trade agreements with a variety of partners in an effort to boost exports and maintain high growth, and in 2004 began negotiations on a Free Trade Agreement with the U.S. However, weakening fiscal discipline, separatist violence in the south, the intervention by the military in civilian spheres, and the continued political instability may cause additional risks for investments in Thailand. These problems likely compounded the economic difficulties that Thailand faced as the negative effects of the global economic crisis spread to the country. The Thai economy has recently shown signs of recovery, although such recovery, if sustained, may be gradual, and could be affected by political and social unrest.

Philippines. The Philippines' persistent large budget deficit has produced a high debt level and has forced Manila to spend a large portion of the national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progression privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain the debt; legislative progress on new revenue measures will weigh heavily on credit rating decisions. The Philippines continues facing endemic corruption and political uncertainties, including threats from military coups and from different terrorist and separatist groups. These problems may limit the country's ability to contain the increasingly severe and negative impact of the current global economic crisis on its economy. Recently, however, the Philippines economy has shown signs of recovery, although such recovery, if sustained, may be gradual.

Latin America. As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, at times the government of Brazil has imposed a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a fund's investments in the securities of Brazilian issuers. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the U.S. and investments from a small number of countries. Accordingly, these countries may be sensitive to fluctuations in demand, exchange rates and changes in market conditions associated with those countries. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities and currency fluctuations. The recent global economic crisis weakened the global demand for oil and other commodities and, as a result, Latin American countries are facing significant economic difficulties that have led certain countries into recession. If global economic conditions worsen, prices for Latin American commodities may experience increased volatility and demand may continue to decrease. Recently, certain of these countries have shown signs of recovery, although such recovery, if sustained, may be gradual. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries. In certain countries, political risk, including nationalization risk, is high.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies face significant economic difficulties and some economies fell into recession as the recent global economic crisis tightened international credit supplies. While the region has recently shown signs of economic improvement, recovery from past economic downturns in Latin America has historically been slow, and any such recovery, if sustained, may be gradual.

Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

In the last few years, as significant income from oil and commodity exports has boosted Russia's economy, Russia's government has begun to make bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the recent global economic crisis caused the commodity prices, especially the price of oil, to be especially volatile, many sectors in the Russian economy fell into turmoil, pushing the whole economy into recession. In addition, prior to the global economic crisis, Russia's economic policy encouraged excessive foreign currency borrowing as high oil prices increased investor appetite for Russian financial assets. As a result of this credit boom, Russia has reached alarming debt levels and suffers from current tight credit markets. Although the country is still plagued by high debt levels, as the global demand for commodities has increased recently, the Russian economy has shown signs of recovery from the recession. Such recovery, if sustained, may be gradual. Russia's long-term challenges include a shrinking workforce, a high level of corruption, and difficulty in accessing capital for smaller, non-energy companies and poor infrastructure in need of large investments.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The recent economic turmoil in Russia caused the Russian ruble to depreciate as unemployment levels increased and global demand for oil exports decreased. As the global economy recovers from the economic crisis, the Russian central bank may need to manage bank liquidity carefully to avoid undue pressures on Russia's banks and other financial institutions and the ruble.

The Middle East and Africa. Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war. Recently, several countries in the Middle East and North Africa have experienced pro-democracy movements that resulted in swift regime changes. These changes, in the short term, have affected the status and speed of economic reforms in the region. Despite movements toward a democratic process, many Middle East and African nations have a history of dictatorship, military intervention, and corruption. In all regions, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets. Therefore, the long-term effects of the ongoing regime changes are largely unpredictable.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the U.S. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. As the recent global economic crisis weakened the global demand for oil, gas, and other commodities, some countries in the region faced significant economic difficulties and many countries have been forced to scale down their infrastructure development and the size of their public welfare systems, which could have long-term economic, social, and political implications.

Certain economies in Africa and the Middle East have recently shown signs of recovery from the recession, although such recovery, if sustained, may be gradual.

The largest economy in Africa is South Africa. The country has a two-tiered, developing economy with one tier similar to that of a developed country and the second tier having only the most basic infrastructure. High interest rates, power shortages, and weakening commodities prices, along with the recent economic crisis, caused South Africa to enter a recession in 2009 for the first time in 18 years. The South African Government, both before and during the recession, has implemented policies designed to reduce trade and investment restrictions and privatize certain industries. However, ethnic and civil conflicts, the HIV health crisis, uncertainty surrounding government policy, and political instability have led to uneven wealth distribution within the country and may cause additional risks for investments in South Africa. These problems likely compounded the economic difficulties that South Africa faced as the negative effects of the global economic crisis spread to the country. The South African economy has recently shown signs of recovery, although such recovery, if sustained, may be gradual, and political, social, and labor unrest could affect the South African economy.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities (normally, shares of underlying Fidelity funds) are placed on behalf of a fund by Strategic Advisers (either itself or through its affiliates) pursuant to authority contained in the management contract.

Strategic Advisers may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in underlying Fidelity funds, but it may incur such costs if it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review Strategic Advisers' performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.


The Selection of Securities Brokers and Dealers

Strategic Advisers or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of Strategic Advisers, to execute a fund's portfolio securities transactions, Strategic Advisers or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to Strategic Advisers' or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, Strategic Advisers or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with Strategic Advisers or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, Strategic Advisers or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. Strategic Advisers or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. Strategic Advisers or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of Strategic Advisers or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM. Strategic Advisers or its affiliates may choose to execute futures transactions electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of Strategic Advisers) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to Strategic Advisers or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement Strategic Advisers' or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although Strategic Advisers or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in Strategic Advisers' or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, Strategic Advisers or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to Strategic Advisers. Strategic Advisers' or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which Strategic Advisers or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services Strategic Advisers or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to Strategic Advisers or its affiliates or have no explicit cost associated with them. In addition, Strategic Advisers or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

Strategic Advisers' Decision-Making Process. In connection with the allocation of fund brokerage, Strategic Advisers or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to Strategic Advisers or its affiliates, viewed in terms of the particular transaction for a fund or Strategic Advisers' or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While Strategic Advisers or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither Strategic Advisers, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist Strategic Advisers or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which Strategic Advisers or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by Strategic Advisers or its affiliates.

Research Contracts. Strategic Advisers or its affiliates have arrangements with certain third-party research providers and brokers through whom Strategic Advisers or its affiliates effect fund trades, whereby Strategic Advisers or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, Strategic Advisers or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to Strategic Advisers or its affiliates, or that may be available from another broker. Strategic Advisers or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. Strategic Advisers' or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on Strategic Advisers' or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

Strategic Advisers or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of Strategic Advisers) who have entered into arrangements with Strategic Advisers or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

Strategic Advisers or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided Strategic Advisers or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, Strategic Advisers or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, Strategic Advisers or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other funds managed by Strategic Advisers or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by Strategic Advisers or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by Strategic Advisers to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended July 31, 2012 and 2011, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in Strategic Advisers' investment outlook.

Turnover Rates	2012	2011
Fidelity Income Replacement 2016 FundSM	44%	31%
Fidelity Income Replacement 2018 FundSM	44%	39%
Fidelity Income Replacement 2020 FundSM	35%	48%
Fidelity Income Replacement 2022 FundSM	43%	29%
Fidelity Income Replacement 2024 FundSM	65%	26%
Fidelity Income Replacement 2026 FundSM	60%	25%
Fidelity Income Replacement 2028 FundSM	46%	17%
Fidelity Income Replacement 2030 FundSM	50%	24%
Fidelity Income Replacement 2032 FundSM	37%	45%
Fidelity Income Replacement 2034 FundSM	34%	39%
Fidelity Income Replacement 2036 FundSM	62%	19%
Fidelity Income Replacement 2038 FundSM	57%	19%
Fidelity Income Replacement 2040 FundSM	63%	75%
Fidelity Income Replacement 2042 FundSM	40%	15%

For the fiscal years ended July 31, 2012, 2011, and 2010, each fund paid no brokerage commissions.

During the fiscal year ended July 31, 2012, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended June 30, 2012, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Shares of underlying Fidelity funds held by each fund are valued at their respective NAVs.

Generally, other portfolio securities and assets held by each fund, as well as portfolio securities and assets held by an underlying Fidelity non-money market fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the New York Stock Exchange (NYSE) using the last quoted bid price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV.

The Board of Trustees of the underlying Fidelity funds has ultimate responsibility for pricing portfolio securities and assets held by those funds, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Portfolio securities and assets held by an underlying Fidelity money market fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a money market fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees of an underlying Fidelity money market fund consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

Except for automatic redemptions made through the Smart Payment Program®, a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Strategic Advisers determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Institutional Class shares of the same fund.

Class T: Shares of Class T may be exchanged for Class A (on a load-waived basis) or Institutional Class shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class T, or Institutional Class shares of the same fund.

Institutional Class: Shares of Institutional Class may be exchanged for Class A shares of the same fund if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each Fidelity Income Replacement Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Income Replacement Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Each Fidelity Income Replacement Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

As of July 31, 2012, Fidelity Income Replacement 2016 FundSM had an aggregate capital loss carryforward of approximately $407,502. This loss carryforward, of which $11,321, $234,074, and $128,097 will expire on July 31, 2017, 2018, and 2019, respectively, and $34,010 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2018 FundSM had an aggregate capital loss carryforward of approximately $526,529. This loss carryforward, of which $78,455, $410,862, and $37,212 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2020 FundSM had an aggregate capital loss carryforward of approximately $143,439. This loss carryforward, of which $2,795, $118,446, and $22,198 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2022 FundSM had an aggregate capital loss carryforward of approximately $588,867. This loss carryforward, of which $33,352, $481,397, and $74,118 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2024 FundSM had an aggregate capital loss carryforward of approximately $63,122. This loss carryforward, of which $4,778 and $58,344 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2026 FundSM had an aggregate capital loss carryforward of approximately $194,108. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2028 FundSM had an aggregate capital loss carryforward of approximately $524,163. This loss carryforward, of which $313,738 and $210,425 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2030 FundSM had an aggregate capital loss carryforward of approximately $144,620. This loss carryforward, of which $33,830 and $85,896 will expire on July 31, 2017 and 2018, respectively, and $24,894 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2032 FundSM had an aggregate capital loss carryforward of approximately $182,121. This loss carryforward, all of which will expire on July 31, 2018, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2034 FundSM had an aggregate capital loss carryforward of approximately $91,872. This loss carryforward, of which $48,212 and $43,660 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2036 FundSM had an aggregate capital loss carryforward of approximately $186,673. This loss carryforward, of which $33, $183,763, and $2,877 will expire on July 31, 2017, 2018, and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2038 FundSM had an aggregate capital loss carryforward of approximately $51,935. This loss carryforward, of which $3,448 and $48,487 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2040 FundSM had an aggregate capital loss carryforward of approximately $70,866. This loss carryforward, of which $54,176 and $16,690 will expire on July 31, 2018 and 2019, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2012, Fidelity Income Replacement 2042 FundSM had an aggregate capital loss carryforward of approximately $69,413. This loss carryforward, of which $2,106, $15,348, and $33,939 will expire on July 31, 2017, 2018, and 2019, respectively, and $18,020 of which will not expire, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund must use losses that do not expire before it uses losses that do expire, and a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each Fidelity Income Replacement Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Income Replacement Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Income Replacement Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Income Replacement Fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has three standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2012, the committee held 44 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended July 31, 2012, the committee held six meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2012, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2011.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Income Replacement 2016 Fund	none	none
Fidelity Income Replacement 2018 Fund	none	none
Fidelity Income Replacement 2020 Fund	none	none
Fidelity Income Replacement 2022 Fund	none	none
Fidelity Income Replacement 2024 Fund	none	none
Fidelity Income Replacement 2026 Fund	none	none
Fidelity Income Replacement 2028 Fund	none	none
Fidelity Income Replacement 2030 Fund	none	none
Fidelity Income Replacement 2032 Fund	none	none
Fidelity Income Replacement 2034 Fund	none	none
Fidelity Income Replacement 2036 Fund	none	none
Fidelity Income Replacement 2038 Fund	none	none
Fidelity Income Replacement 2040 Fund	none	none
Fidelity Income Replacement 2042 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Fidelity Income Replacement 2016 Fund	none	none	none	none
Fidelity Income Replacement 2018 Fund	none	none	none	none
Fidelity Income Replacement 2020 Fund	none	none	none	none
Fidelity Income Replacement 2022 Fund	none	none	none	none
Fidelity Income Replacement 2024 Fund	none	none	none	none
Fidelity Income Replacement 2026 Fund	none	none	none	none
Fidelity Income Replacement 2028 Fund	none	none	none	none
Fidelity Income Replacement 2030 Fund	none	none	none	none
Fidelity Income Replacement 2032 Fund	none	none	none	none
Fidelity Income Replacement 2034 Fund	none	none	none	none
Fidelity Income Replacement 2036 Fund	none	none	none	none
Fidelity Income Replacement 2038 Fund	none	none	none	none
Fidelity Income Replacement 2040 Fund	none	none	none	none
Fidelity Income Replacement 2042 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Income Replacement 2016 Fund	none	none	none
Fidelity Income Replacement 2018 Fund	none	none	none
Fidelity Income Replacement 2020 Fund	none	none	none
Fidelity Income Replacement 2022 Fund	none	none	none
Fidelity Income Replacement 2024 Fund	none	none	none
Fidelity Income Replacement 2026 Fund	none	none	none
Fidelity Income Replacement 2028 Fund	none	none	none
Fidelity Income Replacement 2030 Fund	none	none	none
Fidelity Income Replacement 2032 Fund	none	none	none
Fidelity Income Replacement 2034 Fund	none	none	none
Fidelity Income Replacement 2036 Fund	none	none	none
Fidelity Income Replacement 2038 Fund	none	none	none
Fidelity Income Replacement 2040 Fund	none	none	none
Fidelity Income Replacement 2042 Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended July 31, 2012, or calendar year ended December 31, 2011, as applicable.

Compensation Table1

AGGREGATE COMPENSATION FROM A FUND	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe

Fidelity Income Replacement 2016 Fund	$ 5	$ 4	$ 4	$ 4	$ 4	$ 5	$ 5

Fidelity Income Replacement 2018 Fund	$ 3	$ 2	$ 2	$ 2	$ 2	$ 2	$ 3

Fidelity Income Replacement 2020 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2022 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2024 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2026 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2028 Fund	$ 3	$ 2	$ 3	$ 2	$ 3	$ 3	$ 3

Fidelity Income Replacement 2030 Fund	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2

Fidelity Income Replacement 2032 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2034 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2036 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 2

Fidelity Income Replacement 2038 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2040 Fund	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1

Fidelity Income Replacement 2042 Fund	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3	$ 3

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 393,125	$ 376,000	$ 377,500	$ 377,500	$ 376,000	$ 401,000	$ 452,500

1 Abigail P. Johnson and James C. Curvey are interested persons and are compensated by FMR.

A Reflects compensation received for the calendar year ended December 31, 2011 for 203 funds of 29 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts deferred at the election of Trustees. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Arthur E. Johnson, $162,500.

As of July 31, 2012, approximately 3.72% of Fidelity Income Replacement 2020 Fund's, 2.57% of Fidelity Income Replacement 2024 Fund's, 2.28% of Fidelity Income Replacement 2026 Fund's, 1.05% of Fidelity Income Replacement 2030 Fund's, 1.98% of Fidelity Income Replacement 2032 Fund's, 2.54% of Fidelity Income Replacement 2034 Fund's, 1.60% of Fidelity Income Replacement 2038 Fund's, and 1.08% of Fidelity Income Replacement 2042 Fund's total outstanding shares, respectively, was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of her ownership interest in FMR LLC, as described in the "Control of Investment Adviser" section on page (Click Here), Ms. Abigail P. Johnson may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Ms. Johnson's deemed ownership of each fund's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2012, the Trustees and officers of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2036 Fund, and Fidelity Income Replacement 2040 Fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2012, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Income Replacement 2016 FundSM: Class A	MetLife	New York	NY	42.99%
Fidelity Advisor Income Replacement 2016 FundSM: Class A	LPL Financial	Boston	MA	22.26%
Fidelity Advisor Income Replacement 2016 Fund: Class A	Jackson National	Appleton	WI	12.98%
Fidelity Advisor Income Replacement 2016 Fund: Class A	Allstate Life Insurance Company	Lincoln	NE	11.09%
Fidelity Advisor Income Replacement 2016 Fund: Class A	North Ridge Securities Corporation	Melville	NY	5.58%
Fidelity Advisor Income Replacement 2016 Fund: Class T	MetLife	New York	NY	28.44%
Fidelity Advisor Income Replacement 2016 Fund: Class T	Jackson National	Santa Monica	CA	19.23%
Fidelity Advisor Income Replacement 2016 Fund: Class T	MetLife	Boston	MA	16.95%
Fidelity Advisor Income Replacement 2016 Fund: Class T	John Hancock	Boston	MA	15.28%
Fidelity Advisor Income Replacement 2016 Fund: Class T	NFP Securities Inc.	Austin	TX	12.38%
Fidelity Advisor Income Replacement 2016 Fund: Class T	Wells Fargo Bank	Charlotte	NC	7.02%
Fidelity Advisor Income Replacement 2016 Fund: Class C	NFP Securities Inc.	Austin	TX	31.28%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Wells Fargo Bank	Charlotte	NC	18.81%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	14.34%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Cetera Financial Group	El Segundo	CA	10.21%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Financial Telesis, Inc.	San Rafael	CA	9.86%
Fidelity Advisor Income Replacement 2016 Fund: Class C	Invest Financial Corporation	Bedminster	NJ	5.83%
Fidelity Advisor Income Replacement 2016 Fund: Institutional Class	Cetera Financial Group	Denver	CO	54.92%
Fidelity Advisor Income Replacement 2016 Fund: Institutional Class	First Command	Fort Worth	TX	41.92%
Fidelity Income Replacement 2016 Fund*	Curland Trust	Humacao	PR	6.14%
Fidelity Advisor Income Replacement 2018 FundSM: Class A	BancWest Investment Services	Omaha	NE	24.16%
Fidelity Advisor Income Replacement 2018 FundSM: Class A	Allstate Life Insurance Company	Lincoln	NE	18.29%
Fidelity Advisor Income Replacement 2018 Fund: Class A	MetLife	Boston	MA	17.21%
Fidelity Advisor Income Replacement 2018 Fund: Class A	LPL Financial	Boston	MA	15.15%
Fidelity Advisor Income Replacement 2018 Fund: Class A	AIG	Phoenix	AZ	14.82%
Fidelity Advisor Income Replacement 2018 Fund: Class A	MetLife	New York	NY	8.14%
Fidelity Advisor Income Replacement 2018 Fund: Class T	Independent Financial Group, LLC	San Diego	CA	67.81%
Fidelity Advisor Income Replacement 2018 Fund: Class T	AIG	Atlanta	GA	20.14%
Fidelity Advisor Income Replacement 2018 Fund: Class T	AIG	Phoenix	AZ	10.48%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Cetera Financial Group	Denver	CO	60.70%
Fidelity Advisor Income Replacement 2018 Fund: Class C	H. D. Vest Investment Securities, Inc	Irving	TX	13.05%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Genworth Financial Securities Corporation	Schaumburg	IL	11.01%
Fidelity Advisor Income Replacement 2018 Fund: Class C	United Planners Financial Services	Scottsdale	AZ	8.12%
Fidelity Advisor Income Replacement 2018 Fund: Class C	Sage, Rutty & Co., Inc.	Rochester	NY	7.27%
Fidelity Advisor Income Replacement 2018 Fund: Institutional Class	Cetera Financial Group	Denver	CO	72.28%
Fidelity Advisor Income Replacement 2018 Fund: Institutional Class	LPL Financial	Boston	MA	27.72%
Fidelity Income Replacement 2018 Fund*	McClean Trust	Torrance	CA	10.54%
Fidelity Income Replacement 2018 Fund*	Cockerill	Muncie	IN	6.41%
Fidelity Income Replacement 2018 Fund*	Koshoffer	Portsmouth	RI	5.97%
Fidelity Income Replacement 2018 Fund*	Snyder	Bethesda	MD	5.35%
Fidelity Income Replacement 2018 Fund*	Larkin	Austin	TX	5.32%
Fidelity Income Replacement 2018 Fund*	Miller	Boston	MA	5.05%
Fidelity Advisor Income Replacement 2020 FundSM: Class A	Fidelity Distributors Corp.	Smithfield	RI	43.84%
Fidelity Advisor Income Replacement 2020 FundSM: Class A	M & T Bank Corp	Cheektowaga	NY	37.05%
Fidelity Advisor Income Replacement 2020 Fund: Class A	Summit Brokerage Services, Inc.	Boca Raton	FL	16.64%
Fidelity Advisor Income Replacement 2020 Fund: Class T	LPL Financial	Boston	MA	46.82%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Purshe Kaplan Sterling Investments	Albany	NY	24.62%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Legend Equities Corporation	Palm Beach Gardens	FL	22.15%
Fidelity Advisor Income Replacement 2020 Fund: Class T	Citizens Financial Group, Inc.	Boston	MA	5.80%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	42.63%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Allstate Life Insurance Company	Lincoln	NE	29.65%
Fidelity Advisor Income Replacement 2020 Fund: Class C	Fifth Third Bank	Cincinnati	OH	9.59%
Fidelity Advisor Income Replacement 2020 Fund: Class C	H. D. Vest Investment Securities, Inc	Irving	TX	9.08%
Fidelity Advisor Income Replacement 2020 Fund: Class C	MetLife	Boston	MA	9.05%
Fidelity Advisor Income Replacement 2020 Fund: Institutional Class	UBS AG	Weehawken	NJ	94.05%
Fidelity Advisor Income Replacement 2020 Fund: Institutional Class	Fidelity Investments	Boston	MA	5.94%
Fidelity Income Replacement 2020 Fund*	Adamian	Canton	MI	10.42%
Fidelity Income Replacement 2020 Fund*	Miller-Pikul Trust	Naples	FL	9.10%
Fidelity Advisor Income Replacement 2022 FundSM: Class A	MetLife	New York	NY	60.78%
Fidelity Advisor Income Replacement 2022 FundSM: Class A	First Tennessee National Corp.	Memphis	TN	20.84%
Fidelity Advisor Income Replacement 2022 Fund: Class A	Securities America Inc	Lavista	NE	9.94%
Fidelity Advisor Income Replacement 2022 Fund: Class A	Jackson National	Tampa	FL	7.70%
Fidelity Advisor Income Replacement 2022 Fund: Class T	Securities America Inc	Lavista	NE	87.27%
Fidelity Advisor Income Replacement 2022 Fund: Class T	Fidelity Investments	Boston	MA	12.72%
Fidelity Advisor Income Replacement 2022 Fund: Class C	Securities America Inc	Lavista	NE	89.03%
Fidelity Advisor Income Replacement 2022 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	10.98%
Fidelity Advisor Income Replacement 2022 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2022 Fund*	Cosgrove	Norristown	PA	11.37%
Fidelity Income Replacement 2022 Fund*	Barrett	Round Rock	TX	9.12%
Fidelity Income Replacement 2022 Fund*	Dickson	St. Helena Island	SC	6.12%
Fidelity Income Replacement 2022 Fund*	Estabrook	Manchester	NH	5.33%
Fidelity Advisor Income Replacement 2024 FundSM: Class A	Cadaret Grant & Company, Inc.	Manlius	NY	31.14%
Fidelity Advisor Income Replacement 2024 FundSM: Class A	Marshall & Ilsley Corporation	Milwaukee	WI	29.84%
Fidelity Advisor Income Replacement 2024 Fund: Class A	M & T Bank Corp	Cheektowaga	NY	21.48%
Fidelity Advisor Income Replacement 2024 Fund: Class A	Infinex Investments, Inc.	Farmington	CT	15.04%
Fidelity Advisor Income Replacement 2024 Fund: Class T	MetLife	New York	NY	79.66%
Fidelity Advisor Income Replacement 2024 Fund: Class T	Fidelity Investments	Boston	MA	11.37%
Fidelity Advisor Income Replacement 2024 Fund: Class T	Raymond James	Saint Petersburg	FL	8.98%
Fidelity Advisor Income Replacement 2024 Fund: Class C	LPL Financial	Boston	MA	36.97%
Fidelity Advisor Income Replacement 2024 Fund: Class C	Cadaret Grant & Company, Inc.	Manlius	NY	33.96%
Fidelity Advisor Income Replacement 2024 Fund: Class C	Securities America Inc	Lavista	NE	26.55%
Fidelity Advisor Income Replacement 2024 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2024 Fund*	Hofert	Phoenix	AZ	22.53%
Fidelity Income Replacement 2024 Fund*	Kleinschmidt	Boston	MA	12.39%
Fidelity Income Replacement 2024 Fund*	Johnson	Ardmore	OK	7.84%
Fidelity Income Replacement 2024 Fund*	Kopf	Ridgeland	MS	6.73%
Fidelity Income Replacement 2024 Fund*	Cassie Trust	Byron Center	MI	6.02%
Fidelity Income Replacement 2024 Fund*	Vinyard	Dallas	TX	5.32%
Fidelity Income Replacement 2024 Fund*	Wieber	Waukesha	WI	5.08%
Fidelity Income Replacement 2024 Fund*	Breeden	Las Vegas	NV	5.02%
Fidelity Advisor Income Replacement 2026 FundSM: Class A	MetLife	New York	NY	53.67%
Fidelity Advisor Income Replacement 2026 FundSM: Class A	ING	Des Moines	IA	24.31%
Fidelity Advisor Income Replacement 2026 Fund: Class A	Suntrust Bank	Atlanta	GA	11.01%
Fidelity Advisor Income Replacement 2026 Fund: Class A	Cuna Mutual Group	Waverly	IA	10.18%
Fidelity Advisor Income Replacement 2026 Fund: Class T	John Hancock	Baton Rouge	LA	56.38%
Fidelity Advisor Income Replacement 2026 Fund: Class T	Aegon USA	Saint Petersburg	FL	28.36%
Fidelity Advisor Income Replacement 2026 Fund: Class T	MetLife	New York	NY	10.53%
Fidelity Advisor Income Replacement 2026 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	100%
Fidelity Advisor Income Replacement 2026 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2026 Fund*	Clemens	Schertz	TX	16.69%
Fidelity Income Replacement 2026 Fund*	Schavey	Franktown	CO	15.95%
Fidelity Income Replacement 2026 Fund*	Hatfield	Farmington Hills	MI	7.55%
Fidelity Income Replacement 2026 Fund*	Mcpherson	Indianapolis	IN	7.51%
Fidelity Income Replacement 2026 Fund*	Pittman	San Rafael	CA	5.17%
Fidelity Advisor Income Replacement 2028 FundSM: Class A	Intervest International Equities Corp.	Colorado Springs	CO	81.10%
Fidelity Advisor Income Replacement 2028 FundSM: Class A	Cambridge Investment Research, Inc.	Fairfield	IA	18.90%
Fidelity Advisor Income Replacement 2028 Fund: Class T	Commonwealth Financial Network	Waltham	MA	54.35%
Fidelity Advisor Income Replacement 2028 Fund: Class T	Minnesota Mutual Companies, Inc.	Saint Paul	MN	45.64%
Fidelity Advisor Income Replacement 2028 Fund: Class C	SWS Financial Services	Mason City	IA	57.57%
Fidelity Advisor Income Replacement 2028 Fund: Class C	Calton & Associates, Inc.	Tampa	FL	42.43%
Fidelity Advisor Income Replacement 2028 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2028 Fund*	Colangelo	Rehoboth Beach	DE	10.60%
Fidelity Income Replacement 2028 Fund*	Carter	Palm Bay	FL	8.12%
Fidelity Income Replacement 2028 Fund*	Miller	Tucson	AZ	6.68%
Fidelity Income Replacement 2028 Fund*	Angeid	Fountain Hills	AZ	5.56%
Fidelity Advisor Income Replacement 2030 FundSM: Class A	LPL Financial	Boston	MA	48.81%
Fidelity Advisor Income Replacement 2030 FundSM: Class A	Southwest Securities, Inc.	Dallas	TX	20.14%
Fidelity Advisor Income Replacement 2030 Fund: Class A	Allstate Life Insurance Company	Lincoln	NE	19.55%
Fidelity Advisor Income Replacement 2030 Fund: Class A	First Command	Fort Worth	TX	9.47%
Fidelity Advisor Income Replacement 2030 Fund: Class T	Paychex Securities Corporation	West Henrietta	NY	51.11%
Fidelity Advisor Income Replacement 2030 Fund: Class T	Fidelity Investments	Boston	MA	48.90%
Fidelity Advisor Income Replacement 2030 Fund: Class C	Hartford Life	Woodbury	MN	29.82%
Fidelity Advisor Income Replacement 2030 Fund: Class C	LPL Financial	Boston	MA	27.32%
Fidelity Advisor Income Replacement 2030 Fund: Class C	ING	Des Moines	IA	20.59%
Fidelity Advisor Income Replacement 2030 Fund: Class C	Lincoln Investment Planning, Inc	Wyncote	PA	19.15%
Fidelity Advisor Income Replacement 2030 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2030 Fund*	Mcdaniel	Cary	NC	18.11%
Fidelity Income Replacement 2030 Fund*	Munro	Leland	NC	6.07%
Fidelity Income Replacement 2030 Fund*	Miller	Black Hawk	CO	5.81%
Fidelity Income Replacement 2030 Fund*	Gartland	Baldwin	NY	5.75%
Fidelity Income Replacement 2030 Fund*	Stiles	Erie	PA	5.69%
Fidelity Income Replacement 2030 Fund*	Pope	Carbondale	IL	5.49%
Fidelity Advisor Income Replacement 2032 FundSM: Class A	American Portfolios Financial Services, Inc.	Holbrook	NY	83.33%
Fidelity Advisor Income Replacement 2032 FundSM: Class A	Securities America Inc	Lavista	NE	13.95%
Fidelity Advisor Income Replacement 2032 Fund: Class T	Fidelity Investments	Boston	MA	100%
Fidelity Advisor Income Replacement 2032 Fund: Class C	Cantella & Co., Inc.	Boston	MA	62.81%
Fidelity Advisor Income Replacement 2032 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	37.20%
Fidelity Advisor Income Replacement 2032 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2032 Fund*	Stanley	Goose Creek	SC	21.30%
Fidelity Income Replacement 2032 Fund*	Springer	West Palm Beach	FL	10.68%
Fidelity Income Replacement 2032 Fund*	Gagnon	Commerce City	CO	10.59%
Fidelity Income Replacement 2032 Fund*	Stanley	Goose Creek	FL	7.98%
Fidelity Income Replacement 2032 Fund*	Nealy	Rex	GA	6.71%
Fidelity Income Replacement 2032 Fund*	Nenn	Algonquin	IL	5.04%
Fidelity Advisor Income Replacement 2034 FundSM: Class A	Fidelity Investments	Boston	MA	100%
Fidelity Advisor Income Replacement 2034 FundSM: Class T	Fidelity Investments	Boston	MA	99.99%
Fidelity Advisor Income Replacement 2034 Fund: Class C	Fifth Third Bank	Cincinnati	OH	59.41%
Fidelity Advisor Income Replacement 2034 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	40.58%
Fidelity Advisor Income Replacement 2034 Fund: Institutional Class	Wells Fargo Bank	Saint Louis	MO	89.20%
Fidelity Advisor Income Replacement 2034 Fund: Institutional Class	Marshall & Ilsley Corporation	Milwaukee	WI	10.54%
Fidelity Income Replacement 2034 Fund*	Forsyth	Apple Valley	MN	21.34%
Fidelity Income Replacement 2034 Fund*	Rounsavell	Portland	OR	20.35%
Fidelity Income Replacement 2034 Fund*	Thompson	Southport	NC	17.07%
Fidelity Income Replacement 2034 Fund*	Herring	Harrogate	UK	12.41%
Fidelity Income Replacement 2034 Fund*	Havron	East Amherst	NY	9.98%
Fidelity Advisor Income Replacement 2036 FundSM: Class A	Fidelity Investments	Boston	MA	71.90%
Fidelity Advisor Income Replacement 2036 FundSM: Class A	Northwestern Mutual	Milwaukee	WI	28.11%
Fidelity Advisor Income Replacement 2036 Fund: Class T	AIG	New York	NY	65.63%
Fidelity Advisor Income Replacement 2036 Fund: Class T	Minnesota Mutual Companies, Inc.	Saint Paul	MN	32.18%
Fidelity Advisor Income Replacement 2036 Fund: Class C	Hartford Life	Woodbury	MN	68.26%
Fidelity Advisor Income Replacement 2036 Fund: Class C	Regions Financial Corporation	Memphis	TN	31.56%
Fidelity Advisor Income Replacement 2036 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2036 Fund*	Angelo	Montrose	CA	26.89%
Fidelity Income Replacement 2036 Fund*	Neiens	Hemet	CA	18.96%
Fidelity Income Replacement 2036 Fund*	Ojdana	Cincinnati	OH	18.85%
Fidelity Income Replacement 2036 Fund*	Lanager	Curwensville	PA	12.88%
Fidelity Income Replacement 2036 Fund*	Slonka	Elk Grove Village	IL	8.84%
Fidelity Advisor Income Replacement 2038 FundSM: Class A	RBC Dain Rauscher Corp.	Minneapolis	MN	54.00%
Fidelity Advisor Income Replacement 2038 FundSM: Class A	Lincoln Investment Planning, Inc	Wyncote	PA	44.04%
Fidelity Advisor Income Replacement 2038 Fund: Class T	Commonwealth Financial Network	Waltham	MA	94.95%
Fidelity Advisor Income Replacement 2038 Fund: Class T	Fidelity Investments	Boston	MA	5.04%
Fidelity Advisor Income Replacement 2038 Fund: Class C	Hartford Life	Woodbury	MN	98.38%
Fidelity Advisor Income Replacement 2038 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2038 Fund*	Irgang	Northbrook	IL	21.84%
Fidelity Income Replacement 2038 Fund*	Nicholson	Milford	MA	16.94%
Fidelity Income Replacement 2038 Fund*	Liss	Kissimmee	FL	8.21%
Fidelity Income Replacement 2038 Fund*	Schmidt	Cortland	IL	6.38%
Fidelity Income Replacement 2038 Fund*	Van Bommel	Oshkosh	WI	6.12%
Fidelity Income Replacement 2038 Fund*	Jenney	Glen Head	NY	5.33%
Fidelity Income Replacement 2038 Fund*	Liss	Kissimmee	FL	5.03%
Fidelity Advisor Income Replacement 2040 Fund: Class A	Fidelity Investments	Boston	MA	95.42%
Fidelity Advisor Income Replacement 2040 Fund: Class T	Genworth Financial Securities Corporation	Schaumburg	IL	78.76%
Fidelity Advisor Income Replacement 2040 Fund: Class T	Fidelity Investments	Boston	MA	11.63%
Fidelity Advisor Income Replacement 2040 Fund: Class T	AIG	New York	NY	10.02%
Fidelity Advisor Income Replacement 2040 Fund: Class C	Hartford Life	Woodbury	MN	98.74%
Fidelity Advisor Income Replacement 2040 Fund: Institutional Class	Fidelity Investments	Boston	MA	100%
Fidelity Income Replacement 2040 Fund*	Hoge	Green Valley	AZ	17.93%
Fidelity Income Replacement 2040 Fund*	Baer	Burlington	MA	15.72%
Fidelity Income Replacement 2040 Fund*	Beck	Mason	OH	8.72%
Fidelity Income Replacement 2040 Fund*	Ginsberg Trust	Sunrise	FL	7.60%
Fidelity Income Replacement 2040 Fund*	Brewer	Crossville	TN	5.13%
Fidelity Advisor Income Replacement 2042 FundSM: Class A	VSR Financial Services Inc.	Overland Park	KS	76.58%
Fidelity Advisor Income Replacement 2042 FundSM: Class A	Fidelity Investments	Boston	MA	23.42%
Fidelity Advisor Income Replacement 2042 Fund: Class T	BB & T Corporation	Charlotte	NC	81.10%
Fidelity Advisor Income Replacement 2042 Fund: Class T	Fidelity Investments	Boston	MA	18.90%
Fidelity Advisor Income Replacement 2042 Fund: Class C	Fidelity Distributions Corp.	Smithfield	RI	99.99%
Fidelity Advisor Income Replacement 2042 Fund: Institutional Class	Fidelity Investments	Boston	MA	99.99%
Fidelity Income Replacement 2042 Fund*	Macdonald	Denver	CO	12.09%
Fidelity Income Replacement 2042 Fund*	Denton	Georgetown	KY	10.04%
Fidelity Income Replacement 2042 Fund*	Denton	Georgetown	KY	9.67%
Fidelity Income Replacement 2042 Fund*	Rozek	Jensen Beach	FL	8.26%
Fidelity Income Replacement 2042 Fund*	Stern	Lake Linden	MI	6.99%

* The ownership information shown above is for a class of shares of the fund.

CONTROL OF INVESTMENT ADVISER

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR and Strategic Advisers. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, Strategic Advisers (the Investment Adviser), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each Fidelity Income Replacement Fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, Strategic Advisers acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. Strategic Advisers is authorized, in its discretion, to allocate each fund's assets among the underlying Fidelity funds in which the fund may invest. Strategic Advisers also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of Strategic Advisers, and all personnel of each fund or Strategic Advisers performing services relating to research, statistical and investment activities.

In addition, Strategic Advisers or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each Fidelity Income Replacement Fund's management contract, Strategic Advisers, either itself or through an affiliate, is responsible for payment of all operating expenses of each Fidelity Income Replacement Fund or each class thereof, as applicable, with certain exceptions. Specific expenses payable by Strategic Advisers include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian and auditor, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Other expenses paid by Strategic Advisers include expenses for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each Fidelity Income Replacement Fund's transfer agent agreement, the transfer agent bears these costs. Strategic Advisers also pays all fees associated with transfer agency services, pricing and bookkeeping services, and the cost of administration of each Fidelity Income Replacement Fund's securities lending program.

Each Fidelity Income Replacement Fund pays the following expenses: fees and expenses of the Independent Trustees, interest on borrowings, taxes, brokerage commissions (if any), shareholder charges (if any) associated with investing in the underlying Fidelity funds, and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.

Management Fees. Each Fidelity Income Replacement Fund does not pay a management fee to Strategic Advisers.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and repayment of the reimbursement by a class will decrease its returns.

Andrew Dierdorf and Christopher Sharpe are co-managers of each Fidelity Income Replacement Fund and receive compensation for their services. As of July 31, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Fidelity Income Replacement Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	88	187	22
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 151,775	$ 27,490	$ 1,907
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Income Replacement 2016 Fund ($8 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($6 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($3 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($7 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sharpe as of July 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	90	176	22
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 154,315	$ 25,937	$ 1,931
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,931	none	none

* Includes Fidelity Income Replacement 2016 Fund ($8 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($6 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($3 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($7 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by each portfolio manager as of July 31, 2012:

Fund	Andrew Dierdorf	Christopher Sharpe
Fidelity Income Replacement 2016 Fund	none	none
Fidelity Income Replacement 2018 Fund	none	none
Fidelity Income Replacement 2020 Fund	none	none
Fidelity Income Replacement 2022 Fund	none	none
Fidelity Income Replacement 2024 Fund	none	none
Fidelity Income Replacement 2026 Fund	none	none
Fidelity Income Replacement 2028 Fund	none	none
Fidelity Income Replacement 2030 Fund	none	none
Fidelity Income Replacement 2032 Fund	none	none
Fidelity Income Replacement 2034 Fund	none	none
Fidelity Income Replacement 2036 Fund	none	none
Fidelity Income Replacement 2038 Fund	none	none
Fidelity Income Replacement 2040 Fund	none	none
Fidelity Income Replacement 2042 Fund	none	none

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® index.

H. Small-Capitalization Company - a company not included in the Russell 1000® index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating; (iv) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (v) whether the compensation committee has lapsed or waived equity vesting restrictions; and (vi) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.


3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds, which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each Fidelity Income Replacement Fund has entered into a distribution agreement with FDC, an affiliate of Strategic Advisers and FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by Strategic Advisers or FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Fidelity Advisor Income Replacement 2016 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 307	$ 257	--	--
	2010	$ 6,635	$ 3,945	--	--
Fidelity Advisor Income Replacement 2016 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 30	$ 30	--	--
Fidelity Advisor Income Replacement 2016 Fund - Class C	July 31, 2012	--	--	$ 30	$ 30
	2011	--	--	$ 9	$ 9
	2010	--	--	$ 23	$ 23
Fidelity Advisor Income Replacement 2018 Fund - Class A	July 31, 2012	$ 1,687	$ 336	--	--
	2011	$ 3,394	$ 563	--	--
	2010	$ 906	$ 906	--	--
Fidelity Advisor Income Replacement 2018 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2018 Fund - Class C	July 31, 2012	--	--	$ 6	$ 6
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2020 Fund - Class A	July 31, 2012	$ 9	$ 1	--	--
	2011	$ 16	$ 2	--	--
	2010	$ 4,343	$ 1,737	--	--
Fidelity Advisor Income Replacement 2020 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2020 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2022 Fund - Class A	July 31, 2012	$ 8,154	$ 1,870	--	--
	2011	$ 215	$ 215	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2022 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 1,502	$ 252	--	--
Fidelity Advisor Income Replacement 2022 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2024 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2024 Fund - Class T	July 31, 2012	$ 3,474	$ 690	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2024 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2026 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 3,762	$ 622	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2026 Fund - Class T	July 31, 2012	$ 484	$ 440	--	--
	2011	$ 54	$ 9	--	--
	2010	$ 1,198	$ 169	--	--
Fidelity Advisor Income Replacement 2026 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2028 Fund - Class A	July 31, 2012	$ 2,231	$ 293	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 560	$ 560	--	--
Fidelity Advisor Income Replacement 2028 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2028 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2030 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 212	$ 212	--	--
	2010	$ 2,527	$ 327	--	--
Fidelity Advisor Income Replacement 2030 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2030 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 3	$ 3
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2032 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2032 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2032 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2034 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2034 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2034 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2036 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2036 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 17	$ 3	--	--
	2010	$ 109	$ 18	--	--
Fidelity Advisor Income Replacement 2036 Fund - Class C	July 31, 2012	--	--	$ 214	$ 214
	2011	--	--	$ 4	$ 4
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2038 Fund - Class A	July 31, 2012	$ 316	$ 316	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2038 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2038 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2040 Fund - Class A	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 2,672	$ 441	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2040 Fund - Class T	July 31, 2012	$ 0	$ 0	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 2	$ 1	--	--
Fidelity Advisor Income Replacement 2040 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0
Fidelity Advisor Income Replacement 2042 Fund - Class A	July 31, 2012	$ 11	$ 3	--	--
	2012	$ 6	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2042 Fund - Class T	July 31, 2012	$ 536	$ 536	--	--
	2011	$ 0	$ 0	--	--
	2010	$ 0	$ 0	--	--
Fidelity Advisor Income Replacement 2042 Fund - Class C	July 31, 2012	--	--	$ 0	$ 0
	2011	--	--	$ 0	$ 0
	2010	--	--	$ 0	$ 0

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class C, and Institutional Class of each Fidelity Income Replacement Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class C, Institutional Class, Strategic Advisers, and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, and Class C of each fund is described in the prospectus for that class.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended July 31, 2012.

Fund
Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Fidelity Advisor Income Replacement 2016 Fund	--	--	--	$ 3,125	$ 3,120	$ 5
Fidelity Advisor Income Replacement 2018 Fund	--	--	--	$ 1,894	$ 1,894	$ 0
Fidelity Advisor Income Replacement 2020 Fund	--	--	--	$ 1,024	$ 566	$ 458
Fidelity Advisor Income Replacement 2022 Fund	--	--	--	$ 492	$ 488	$ 4
Fidelity Advisor Income Replacement 2024 Fund	--	--	--	$ 512	$ 500	$ 12
Fidelity Advisor Income Replacement 2026 Fund	--	--	--	$ 294	$ 293	$ 1
Fidelity Advisor Income Replacement 2028 Fund	--	--	--	$ 310	$ 310	$ 0
Fidelity Advisor Income Replacement 2030 Fund	--	--	--	$ 180	$ 176	$ 4
Fidelity Advisor Income Replacement 2032 Fund	--	--	--	$ 521	$ 507	$ 14
Fidelity Advisor Income Replacement 2034 Fund	--	--	--	$ 45	$ 0	$ 45
Fidelity Advisor Income Replacement 2036 Fund	--	--	--	$ 68	$ 18	$ 50
Fidelity Advisor Income Replacement 2038 Fund	--	--	--	$ 103	$ 99	$ 4
Fidelity Advisor Income Replacement 2040 Fund	--	--	--	$ 129	$ 111	$ 18
Fidelity Advisor Income Replacement 2042 Fund	--	--	--	$ 58	$ 45	$ 13

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

CLASS T DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class T shares of each fund for the fiscal year ended July 31, 2012.

Fund
Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Fidelity Advisor Income Replacement 2016 Fund	$ 790	$ 786	$ 4	$ 790	$ 786	$ 4
Fidelity Advisor Income Replacement 2018 Fund	$ 343	$ 338	$ 5	$ 343	$ 338	$ 5
Fidelity Advisor Income Replacement 2020 Fund	$ 465	$ 463	$ 2	$ 465	$ 463	$ 2
Fidelity Advisor Income Replacement 2022 Fund	$ 27	$ 27	$ 0	$ 27	$ 27	$ 0
Fidelity Advisor Income Replacement 2024 Fund	$ 374	$ 325	$ 49	$ 373	$ 325	$ 48
Fidelity Advisor Income Replacement 2026 Fund	$ 308	$ 296	$ 12	$ 308	$ 296	$ 12
Fidelity Advisor Income Replacement 2028 Fund	$ 313	$ 313	$ 0	$ 313	$ 313	$ 0
Fidelity Advisor Income Replacement 2030 Fund	$ 32	$ 16	$ 16	$ 31	$ 16	$ 15
Fidelity Advisor Income Replacement 2032 Fund	$ 60	$ 0	$ 60	$ 60	$ 0	$ 60
Fidelity Advisor Income Replacement 2034 Fund	$ 60	$ 0	$ 60	$ 60	$ 0	$ 60
Fidelity Advisor Income Replacement 2036 Fund	$ 685	$ 671	$ 14	$ 685	$ 671	$ 14
Fidelity Advisor Income Replacement 2038 Fund	$ 264	$ 246	$ 18	$ 264	$ 246	$ 18
Fidelity Advisor Income Replacement 2040 Fund	$ 295	$ 280	$ 15	$ 295	$ 280	$ 15
Fidelity Advisor Income Replacement 2042 Fund	$ 82	$ 22	$ 60	$ 82	$ 22	$ 60

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class C shares of each fund for the fiscal year ended July 31, 2012.

Fund
Distribution Fees Paid to FDC

Distribution Fees Paid by FDC to Intermediaries

Distribution Fees Retained by FDC*

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC*

Fidelity Advisor Income Replacement 2016 Fund	$ 7,015	$ 4,618	$ 2,397	$ 2,338	$ 1,539	$ 799
Fidelity Advisor Income Replacement 2018 Fund	$ 1,661	$ 1,338	$ 323	$ 554	$ 446	$ 108
Fidelity Advisor Income Replacement 2020 Fund	$ 2,151	$ 1,653	$ 498	$ 717	$ 551	$ 166
Fidelity Advisor Income Replacement 2022 Fund	$ 209	$ 180	$ 29	$ 72	$ 63	$ 9
Fidelity Advisor Income Replacement 2024 Fund	$ 1,251	$ 1,219	$ 32	$ 417	$ 406	$ 11
Fidelity Advisor Income Replacement 2026 Fund	$ 1,301	$ 1,232	$ 69	$ 435	$ 412	$ 23
Fidelity Advisor Income Replacement 2028 Fund	$ 315	$ 314	$ 1	$ 105	$ 105	$ 0
Fidelity Advisor Income Replacement 2030 Fund	$ 2,336	$ 1,182	$ 1,154	$ 778	$ 394	$ 384
Fidelity Advisor Income Replacement 2032 Fund	$ 202	$ 2	$ 200	$ 67	$ 1	$ 66
Fidelity Advisor Income Replacement 2034 Fund	$ 174	$ 0	$ 174	$ 58	$ 0	$ 58
Fidelity Advisor Income Replacement 2036 Fund	$ 1,450	$ 945	$ 505	$ 484	$ 315	$ 169
Fidelity Advisor Income Replacement 2038 Fund	$ 529	$ 521	$ 8	$ 177	$ 174	$ 3
Fidelity Advisor Income Replacement 2040 Fund	$ 662	$ 568	$ 94	$ 221	$ 189	$ 32
Fidelity Advisor Income Replacement 2042 Fund	$ 179	$ 0	$ 179	$ 60	$ 0	$ 60

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by each Fidelity Income Replacement Fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that Strategic Advisers or FMR, directly or through FDC, may pay significant amounts to intermediaries, including banks, broker-dealers, and other service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares of each Fidelity Income Replacement Fund.

Under each Class A, Class T, and Class C Plan, if the payment of management fees by each Fidelity Income Replacement Fund to Strategic Advisers is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Class A, Class T, and Class C Plan specifically recognizes that Strategic Advisers or FMR may use its past profits or its other resources to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries, including retirement plan sponsors, administrators, and service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, and Class C shares of each Fidelity Income Replacement Fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each Fidelity Income Replacement Fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of each Fidelity Income Replacement Fund other than those made to Strategic Advisers under its management contract with the fund. To the extent that each Plan gives Strategic Advisers, FMR, and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC, Strategic Advisers, or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, including affiliates of FDC, shown in the tables above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each Fidelity Income Replacement Fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for each class of each Fidelity Income Replacement Fund.

For providing transfer agency services, FIIOC receives no fees from each Fidelity Income Replacement Fund; however, each underlying Fidelity fund pays its respective transfer agent (either FIIOC or an affiliate of FIIOC) fees based, in part, on the number of positions in and assets of each Fidelity Income Replacement Fund invested in such underlying Fidelity fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, according to the percentage of the QTP's assets that is invested in a fund.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are owned by intermediaries for the benefit of their customers. Since a fund often does not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Each Fidelity Income Replacement Fund has also entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each Fidelity Income Replacement Fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each Fidelity Income Replacement Fund, maintains each Fidelity Income Replacement Fund's portfolio and general accounting records, and administers each Fidelity Income Replacement Fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each Fidelity Income Replacement Fund's average daily net assets throughout the month.

For administering each Fidelity Income Replacement Fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Strategic Advisers bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its management contracts with each Fidelity Income Replacement Fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund are funds of Fidelity Income Fund, an open-end management investment company created under an initial declaration of trust dated August 7, 1984. Currently, there are 19 funds offered in Fidelity Income Fund: Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Strategic Advisers believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

On matters submitted for consideration by shareholders of any underlying fund, a Fidelity Income Replacement Fund will vote its shares in proportion to the vote of all other holders of the same class of shares of that underlying fund.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.


FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each Fidelity Income Replacement Fund will provide a full list of holdings on www.advisor.fidelity.com (i) monthly, 30 days after the month-end, and (ii) quarterly, 15 days after the quarter-end.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service, Inc. (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2012, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity Investments & Pyramid Design, Fidelity, and Smart Payment Program are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

Fidelity Advisor Income Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, Fidelity Advisor Income Replacement 2042 Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Income Replacement Fund, and Fidelity Income Replacement Funds are service marks of FMR LLC.

The third-party marks appearing above are the marks of their respective owners.

Fidelity Income Fund
Post-Effective Amendment No. 90

PART C. OTHER INFORMATION

Item 28. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated April 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 53.

(2) Certificate of Amendment of the Declaration of Trust, dated April 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60.

(3) Amendment to the Declaration of Trust, dated July 15, 2009, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 79.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Ginnie Mae Fund (currently known as Fidelity GNMA Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 70.

(2) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Government Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 70.

(3) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Intermediate Government Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 70.

(4) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Total Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 70.

(5) Amended and Restated Management Contract, dated August 1, 2007, between Fidelity Ultra-Short Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 70.

(6) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2016 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 72.

(7) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2018 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 72.

(8) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2020 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 72.

(9) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2022 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 72.

(10) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2024 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 72.

(11) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2026 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 72.

(12) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2028 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 72.

(13) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2030 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 72.

(14) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2032 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 72.

(15) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2034 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 72.

(16) Management Contract, dated July 19, 2007, between Fidelity Income Replacement 2036 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 72.

(17) Management Contract, dated November 15, 2007, between Fidelity Income Replacement 2038 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 74.

(18) Management Contract, dated November 15, 2007, between Fidelity Income Replacement 2040 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 74.

(19) Management Contract, dated November 15, 2007, between Fidelity Income Replacement 2042 Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 74.

(20) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Ginnie Mae Fund (currently known as Fidelity GNMA Fund) is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49.

(21) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Government Income Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective No. 49.

(22) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 49.

(23) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 57.

(24) Sub-Advisory Agreement, dated July 18, 2002, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 57.

(25) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 57.

(26) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 58.

(27) Amendment to Sub-Advisory Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors) on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 74.

(28) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Limited) on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 58.

(29) Amendment to Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Limited) on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 74.

(30) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 58.

(31) Amendment to Sub-Advisory Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 74.

(32) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 75.

(33) Schedule A, dated September 3, 2012, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 89.

(34) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 75.

(35) Schedule A, dated September 3, 2012, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 89.

(36) Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 74.

(37) Schedule A, dated September 3, 2012, to the Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 89.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Ginnie Mae Fund (currently known as Fidelity GNMA Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 68.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Government Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 68.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Intermediate Government Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 68.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Total Bond Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 68.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Ultra-Short Bond Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 68.

(6) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2016 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 72.

(7) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2018 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 72.

(8) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2020 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 72.

(9) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2022 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 72.

(10) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2024 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 72.

(11) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2026 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 72.

(12) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2028 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 72.

(13) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2030 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 72.

(14) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2032 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 72.

(15) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2034 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 72.

(16) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2036 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 72.

(17) General Distribution Agreement, dated November 15, 2007, between Fidelity Income Replacement 2038 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 74.

(18) General Distribution Agreement, dated November 15, 2007, between Fidelity Income Replacement 2040 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 74.

(19) General Distribution Agreement, dated November 15, 2007, between Fidelity Income Replacement 2042 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 74.

(20) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 64.

(21) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised in April 2006) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 64.

(22) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 64.

(f) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through January 1, 2010, is incorporated herein by reference to Exhibit (f) of Fidelity Fixed-Income Trust's (currently known as Fidelity Salem Street Trust's) (File No. 002-41839) Post-Effective Amendment No. 137.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Income Fund on behalf of Fidelity GNMA Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

(2) Appendix A, dated December 31, 2011, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as The Bank of New York) and Fidelity Income Fund on behalf Fidelity GNMA Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Oxford Street Trust's (File No. 002-77909) Post-Effective Amendment No. 67.

(3) Appendix B, dated January 30, 2012, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as The Bank of New York) and Fidelity Income Fund on behalf of Fidelity Fidelity GNMA Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 89.

(4) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Income Fund on behalf of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

(5) Appendix A, dated May 2, 2012, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Income Fund on behalf of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund is incorporated herein by referenece to Exhibit (g)(5) of Post-Effective Amendment No. 89.

(6) Appendix B, dated April 15, 2009, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Income Fund on behalf of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(7) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(8) Appendix A, dated December 31, 2011 to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 is incorporated herein by reference to Exhibit (g)(15) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 193.

(9) Appendix B, dated January 30, 2012 to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 89.

(10) Fidelity Group Repo Custodian Agreement among The Bank of New York (currently known as The Bank of New York Mellon), J.P. Morgan Securities, Inc., and Fidelity Income Fund on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(11) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Income Fund on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(12) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Income Fund on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(13) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Income Fund on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(14) Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Income Fund on behalf of the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(15) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Income Fund on behalf of the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(16) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(h) 45 Basis Point Expense Contract, dated October 30, 2006, between Fidelity Income Fund on behalf of Fidelity Government Income Fund and FMR is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 68.

(i) Legal Opinion of Dechert LLP, dated September 25, 2012, is filed herein as Exhibit (i).

(j) (1) Consent of Deloitte & Touche LLP, dated September 25, 2012, is filed herein as Exhibit (j)(1).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ginnie Mae Fund (currently known as Fidelity GNMA Fund) is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 49.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 49.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class A is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 66.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class T is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 66.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class B is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 66.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class C is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 66.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Institutional Class is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 66.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 49.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 57.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 60.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 60.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 60.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 60.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 60.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 60.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 60.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 60.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class A is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 69.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class T is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 69.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class C is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 69.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 69.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 69.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class A is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 69.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class T is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 69.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class C is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 69.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 69.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 69.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class A is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 69.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class T is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 69.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class C is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 69.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 69.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 69.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class A is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 69.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class T is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 69.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class C is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 69.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 69.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 69.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 69.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class T is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 69.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class C is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 69.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 69.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 69.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class A is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 69.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class T is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 69.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class C is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 69.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 69.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 69.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class A is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 69.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class T is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 69.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class C is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 69.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 69.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 69.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class A is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 69.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class T is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 69.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class C is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 69.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 69.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 69.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class A is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 69.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class T is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 69.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class C is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 69.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 69.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 69.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class A is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 69.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class T is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 69.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 69.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 69.

(68) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 69.

(69) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class A is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 69.

(70) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class T is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 69.

(71) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class C is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 69.

(72) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 69.

(73) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 69.

(74) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class A is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 73.

(75) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class T is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 73.

(76) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class C is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 73.

(77) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 73.

(78) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 73.

(79) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class A is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 73.

(80) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class T is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 73.

(81) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class C is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 73.

(82) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 73.

(83) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 73.

(84) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class A is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 73.

(85) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class T is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 73.

(86) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class C is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 73.

(87) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 73.

(88) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 73.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated December 1, 2010 on behalf of Fidelity Income Fund on behalf of Fidelity Government Income Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Advisor Series II's (File No. 033-06516) Post-Effective Amendment Nos. 93 & 95.

(2) Schedule I (Fixed-Income), dated September 3, 2012, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated December 1, 2010 on behalf of Fidelity Income Fund on behalf of Fidelity Government Income Fund, Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 89.

(p) (1) The 2012 Code of Ethics, adopted by each fund and Fidelity Management & Research Company, Strategic Advisers, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 127.

(2) The 2012 Code of Ethics, adopted by FIL Limited, Fidelity Investments Japan Limited (currently known as FIL Investments (Japan) Limited), FIL Investment Advisors, and FIL Investment Advisors (UK) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 101.

Item 29. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Member of the Advisory Board of funds advised by Fidelity Management & Research Company (FMR) (2011); Chief Executive Officer, Chairman of the Board and Director of FMR LLC; Chairman and Director of FIL Limited. Previously served as a Trustee and Chairman of the Board of Trustees of certain Trusts (2011); Chairman and Director of FMR and FMR Co., Inc. (FMRC) (2011); Chairman of the Board and Director of Fidelity Research & Analysis Company (FRAC) and Fidelity Investments Money Management, Inc. (FIMM) (2010).

Abigail P. Johnson	Chairman of the Board of certain Trusts (2011); Chairman of the Board and Director of FMR and FMRC (2011); Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

Jacques P. Perold	President of FMR; President and Director of FIMM.

James C. Curvey	Director of FMR, FMRC, FIMM, and FRAC; Director and Vice Chairman of FMR LLC; Chairman of the Board of Trustees of certain Trusts (2011); Trustee of funds advised by FMR.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

Charles M. Morgan

Assistant Treasurer of FMR, Strategic Advisers, Fidelity Distributors Corporation (FDC), and Pyramis Global Advisors, LLC (2011); Executive Vice President, Assistant Treasurer, and General Tax Counsel of FMR LLC (2011).

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Member of the Advisory Board of funds advised by Fidelity Management & Research Company (FMR) (2011); Chief Executive Officer, Chairman of the Board and Director of FMR LLC; Chairman and Director of FIL Limited. Previously served as a Trustee and Chairman of the Board of Trustees of certain Trusts (2011); Chairman and Director of FMR and FMR Co., Inc. (FMRC) (2011); Chairman of the Board and Director of Fidelity Research & Analysis Company (FRAC) and Fidelity Investments Money Management, Inc. (FIMM) (2010).

Abigail P. Johnson	Chairman of the Board of certain Trusts (2011); Chairman of the Board and Director of FMR and FMRC (2011); Vice Chairman and Director of FMR LLC.

Brian B. Hogan	President of FMRC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR.

James C. Curvey	Director of FMR, FMRC, FIMM, and FRAC; Director and Vice Chairman of FMR LLC; Chairman of the Board of Trustees of certain Trusts (2011); Trustee of funds advised by FMR.

Ronald P. O'Hanley	Director of FMRC (2010), FIMM (2010), and FRAC (2010).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC (2010), and FMR LLC. Assistant Treasurer of FMRC (2011), FMR Japan (2011), FMR U.K. (2011), FRAC (2011), and FIMM (2011).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Matthew C. Torrey

President and Chief Executive Officer (2010) and Director of FMR U.K.; Director and Managing Director of Research of FMR H.K. Previously served as Director and Managing Director of Research of FMR U.K. (2010); President (2012) and Chief Executive Officer (2012) of FMR H.K.; President (2012), Chief Executive Officer (2012), Director (2012), and Managing Director of Research (2010) of FMR Japan.

Markus K.E. Eichacker	Chairman of the Board (2012), President (2012), Chief Executive Officer (2012), Chief Investment Officer (2010), Director (2010), and Managing Director of Research of FMR H.K.

Robert S. Bao	Director of FMR H.K. (2012).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K. Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

Sharon Yau Wong	Director; Director of Investment Services-Asia of FMR H.K.

Tricor Corporate Secretary Limited	Secretary of FMR H.K.

(4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Christopher S. Bartel	President (2012), Chief Executive Officer (2012), and Director (2012) of FMR Japan.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC (2010), and FMR LLC. Assistant Treasurer of FMRC (2011), FMR Japan (2011), FMR U.K. (2011), FRAC (2011), and FIMM (2011).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Susan Sturdy	Secretary of FMR Japan (2010) FMR U.K. (2010), FMR LLC (2010), FDC (2010), and Strategic Advisers, Inc. (2011).

Takeya Suzuki	Director of FMR Japan (2010); Managing Director of Research, Japan of FMR Japan.

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(5) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Matthew C. Torrey

President and Chief Executive Officer (2010) and Director of FMR U.K.; Director and Managing Director of Research of FMR H.K. Previously served as Director and Managing Director of Research of FMR U.K. (2010); President (2012) and Chief Executive Officer (2012) of FMR H.K.; President (2012), Chief Executive Officer (2012), Director (2012), and Managing Director of Research (2010) of FMR Japan.

Bruce T. Herring	President of FRAC (2010); Director (2010) and Chief Investment Officer (2010) of FMR U.K.

Mark Flaherty	Director (2012), Chief Investment Officer-Fixed-Income/U.K. (2012), and Managing Director, Research (2012) of FMR U.K.

Christopher P. Sullivan	Executive Vice President of FIMM; Director of FMR U.K. (2010).

Robert P. Brown	Director and Managing Director of Research of FMR U.K.; Executive Vice President of FIMM (2010).

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K.

Peter Brian Enyeart	Director, Chief Investment Officer - Equity, and Managing Director of Research of FMR U.K. (2011).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

David Hamlin	Managing Director of Research of FMR U.K.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

John B. McHale	Managing Director of Research of FMR U.K.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC (2010), and FMR LLC. Assistant Treasurer of FMRC (2011), FMR Japan (2011), FMR U.K. (2011), FRAC (2011), and FIMM (2011).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Susan Sturdy	Secretary of FMR Japan (2010) FMR U.K. (2010), FMR LLC (2010), FDC (2010), and Strategic Advisers, Inc. (2011).

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(6) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Jacques P. Perold	President of FMR; President and Director of FIMM.

Robert P. Brown	Director and Managing Director of Research of FMR U.K.; Executive Vice President of FIMM (2010).

James C. Curvey	Director of FMR, FMRC, FIMM, and FRAC; Director and Vice Chairman of FMR LLC; Chairman of the Board of Trustees of certain Trusts (2011); Trustee of funds advised by FMR.

Ronald P. O'Hanley	Director of FMRC (2010), FIMM (2010), and FRAC (2010).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC (2010), and FMR LLC. Assistant Treasurer of FMRC (2011), FMR Japan (2011), FMR U.K. (2011), FRAC (2011), and FIMM (2011).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Christopher P. Sullivan	Executive Vice President of FIMM; Director of FMR U.K. (2010).

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(7) FIL INVESTMENT ADVISORS (FIA)

The directors and officers of FIA have held, during the past two fiscal years, the following positions of a substantial nature.

Lori Blackwood	Director (2011) and Chief Compliance Officer of FIA.

John Ford	Director of FIA; Executive Officer and Director of FIJ.

Matthew Heath	Director of FIA (2011). Previously served as Vice President of FIA (2011).

Elizabeth Hickmott	Assistant Secretary of FIA.

Michael Ng	SFC Emergency Contact Person and Compliant Officer of FIA (2012).

Rosalie Powell	Company Secretary of FIA.

Chris Rimmer	Director of FIA (2011).

Natalie Trusler	Assistant Secretary of FIA.

Andrew Wells	Director of FIA.

(8) FIL INVESTMENT ADVISORS (UK) LIMITED (FIA(UK))

The directors and officers of FIA(UK) have held, during the past two fiscal years, the following positions of a substantial nature.

Andrew Morris	Chief Compliance Officer and Director of FIA(UK).

Andrew Jones	Director of FIA(UK) (2010).

Hugh Mullan	Director of FIA(UK) (2011).

Andrew Wells	Director of FIA(UK) (2010).

FIL Administration Ltd.	Company Secretary of FIA(UK).

(9) FIL INVESTMENTS (JAPAN) LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Peter Cromby	Director of FIJ (2010).

John Ford	Director of FIA; Executive Officer and Director of FIJ.

Brad Fresia	Director of FIJ (2010).

Judith Marlinski	Director and Representative Executive Officer of FIJ (2011).

Allan Pelvang	Director of FIJ (2011); Previously served as Director and Vice President of FIA (2011).

Hiroyuki Atarashi	Executive Officer of FIJ (2012).

Tetsuya Koizumi	Executive Officer of FIJ.

Tetsuro Kubo	Executive Officer of FIJ (2011).

Hideki Sato	Executive Officer of FIJ.

Steve Seneque	Executive Officer of FIJ (2010).

Mamiko Wakabayashi	Executive Officer of FIJ.

(10) STRATEGIC ADVISERS, INC.

Strategic Advisers, Inc. serves as investment adviser to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Suzanne Brennan	Chief Operating Officer of Strategic Advisers, Inc. (2011).

Wilfred Chilangwa	Vice President of Strategic Advisers, Inc.

James Cracraft	Senior Vice President of Strategic Advisers, Inc.

William Ebsworth	Director and Chief Investment Officer of Strategic Advisers, Inc.

Howard Galligan	Director of Strategic Advisers, Inc. Previously served as Chief Operating Officer of Strategic Advisers, Inc. (2011).

Dean G. Gekas	Senior Vice President of Strategic Advisers, Inc.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc.

Heidi M. Haska	Vice President of Strategic Advisers, Inc. (2011).

Scott B. Kuldell	Senior Vice President of Strategic Advisers, Inc.

Robert B. MacDonald	Senior Vice President of Strategic Advisers, Inc.

Jeffrey Mitchell	Senior Vice President of Strategic Advisers, Inc.

Charles M. Morgan	Assistant Treasurer of FMR, Strategic Advisers, FDC, and Pyramis Global Advisors, LLC (2011); Executive Vice President, Assistant Treasurer, and General Tax Counsel of FMR LLC (2011).

Gregory Pappas	Vice President of Strategic Advisers, Inc.

Sam Rahman	Vice President of Strategic Advisers, Inc. (2011).

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC (2010), and FMR LLC. Assistant Treasurer of FMRC (2011), FMR Japan (2011), FMR U.K. (2011), FRAC (2011), and FIMM (2011).

Roger T. Servison	Director of Strategic Advisers, Inc.

Robert Slotpole	Senior Vice President of Strategic Advisers, Inc.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, FMR LLC, and Strategic Advisers, Inc. (2011). Previously served as Secretary of Strategic Advisers, Inc. (2011).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc.

Susan Sturdy	Secretary of FMR Japan (2010) FMR U.K. (2010), FMR LLC (2010), FDC (2010), and Strategic Advisers, Inc. (2011).

Robert Vick	Senior Vice President of Strategic Advisers, Inc.

Claire Walpole	Vice President of Strategic Advisers, Inc. (2011).

Jonathan F. Weed	Senior Vice President of Strategic Advisers, Inc.

Andrew Windmueller	Chief Investment Officer of Strategic Advisers, Inc. (2011).

Linda J. Wondrack	Chief Compliance Officer of FMR (2012), FMRC (2012), FMR H.K. (2012), FMR U.K. (2012), FIMM (2012), FMR Japan (2012), Pyramis Global Advisors, LLC (2012) and Strategic Advisers, Inc. (2012).

Derek L. Young	President (2011) and Director (2012) of Strategic Advisers, Inc.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Inc. (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo 105-6019, Japan

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
100 Salem Street
Smithfield, RI 02917

Item 32. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Anthony Castella	Controller (2010)	None
Scott Couto	President (2011) and Director (2011)	None
Natalie Kavanaugh	Chief Legal Officer (2010)	None
Harris Komishane	Chief Financial Officer (2011)	None
William F. Loehning	Executive Vice President	None
Charles M. Morgan	Assistant Treasurer (2011)	None
Steven Schiffman	Treasurer (2010)	None
Richard Siegelman	Chief Compliance Officer (2011)	None
Peter D. Stahl	Assistant Secretary	None
Susan Sturdy	Secretary (2010)	None

* 100 Salem Street, Smithfield, RI

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York Mellon, 1 Wall Street, New York, NY and Citibank, N.A., 111 Wall Street, New York, NY. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund in connection with repurchase agreement transactions.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 90 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of September 2012.

Fidelity Income Fund
	By	/s/John R. Hebble
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		John R. Hebble, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/John R. Hebble		President and Treasurer	September 27, 2012
John R. Hebble		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	September 27, 2012
Christine Reynolds		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	September 27, 2012
Abigail P. Johnson

/s/James C. Curvey	*	Trustee	September 27, 2012
James C. Curvey

/s/Albert R. Gamper	*	Trustee	September 27, 2012
Albert R. Gamper

/s/Robert F. Gartland	*	Trustee	September 27, 2012
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	September 27, 2012
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	September 27, 2012
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	September 27, 2012
James H. Keyes

/s/Marie L. Knowles	*	Trustee	September 27, 2012
Marie L. Knowles

/s/Kenneth L. Wolfe	*	Trustee	September 27, 2012
Kenneth L. Wolfe

*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated February 1, 2011 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2011.

WITNESS our hands on this first day of February 1, 2011.

/s/James C. Curvey	/s/Michael E. Kenneally
James C. Curvey	Michael E. Kenneally
/s/Albert R. Gamper, Jr.	/s/James H. Keyes
Albert R. Gamper, Jr.	James H. Keyes
/s/Robert F. Gartland	/s/Marie L. Knowles
Robert F. Gartland	Marie L. Knowles
/s/Arthur E. Johnson	/s/Kenneth L. Wolfe
Arthur E. Johnson	Kenneth L. Wolfe